UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2019

Date of reporting period: November 30, 2018

Item 1.	Schedules of Investments.

Schedule of Investments (unaudited) November 30, 2018	iShares® Adaptive Currency Hedged MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.6%
iShares MSCI Eurozone ETF(a)	70,134	$2,611,790

Total Investment Companies — 99.6% (Cost: $2,421,836)		2,611,790

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(a)(b)	1,341	1,341

Total Short-Term Investments — 0.1% (Cost: $1,341)		1,341

Total Investments in Securities — 99.7% (Cost: $2,423,177)		2,613,131
Other Assets, Less Liabilities — 0.3%		8,787

Net Assets — 100.0%		$2,621,918

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased	Shares Sold		Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,025,692	—	(1,025,692	)(a)	—	$—	$241(b)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,518	—	(177	)(a)	1,341	1,341	7	—	—
iShares MSCI Eurozone ETF	67,550	2,622	(38)		70,134	2,611,790	—	(180)	(267,596)

						$2,613,131	$248	$(180)	$(267,596)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,467,003	EUR	4,816,000	MS	12/04/18	$14,808
USD	1,954,122	EUR	1,713,000	MS	01/03/19	8,734

						23,542

EUR	4,816,000	USD	5,462,658	MS	12/04/18	(10,463)
USD	17,034	EUR	15,000	MS	01/03/19	—

						(10,463)

	Net unrealized appreciation					$13,079

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

1

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Adaptive Currency Hedged MSCI Eurozone ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$2,611,790	$—	$—	$2,611,790
Money Market Funds	1,341	—	—	1,341

	$2,613,131	$—	$—	$2,613,131

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$23,542	$—	$23,542
Liabilities
Forward Foreign Currency Exchange Contracts	—	(10,463)	—	(10,463)

	$—	$13,079	$—	$13,079

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

EUR	Euro
USD	United States Dollar

2

Schedule of Investments (unaudited) November 30, 2018	iShares® Adaptive Currency Hedged MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI Japan ETF(a)	75,180	$4,160,462

Total Investment Companies — 99.9% (Cost: $3,732,773)		4,160,462

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.18%(a)(b)	1,830	1,830

Total Short-Term Investments — 0.0% (Cost: $1,830)		1,830

Total Investments in Securities — 99.9% (Cost: $3,734,603)		4,162,292
Other Assets, Less Liabilities — 0.1%		3,042

Net Assets — 100.0%		$4,165,334

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased	Shares Sold		Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,430	—	(600	)(a)	1,830	$1,830	$11	$—	$—
iShares MSCI Japan ETF	74,340	840	—		75,180	4,160,462	—	—	(216,488)

						$4,162,292	$11	$—	$(216,488)

(a)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	255,158,000	USD	2,247,098	MS	12/04/18	$693
USD	2,265,161	JPY	255,158,000	MS	12/04/18	17,370
USD	2,027,768	JPY	229,009,000	MS	01/08/19	2,984

						21,047

JPY	255,158,000	USD	2,252,808	MS	12/04/18	(5,017)
USD	2,247,098	JPY	255,158,000	MS	12/04/18	(693)
USD	1,086,784	JPY	122,946,000	MS	01/08/19	(243)

						(5,953)

	Net unrealized appreciation					$15,094

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

3

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Adaptive Currency Hedged MSCI Japan ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$4,160,462	$—	$—	$4,160,462
Money Market Funds	1,830	—	—	1,830

	$4,162,292	$—	$—	$4,162,292

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$21,047	$—	$21,047
Liabilities
Forward Foreign Currency Exchange Contracts	—	(5,953)	—	(5,953)

	$—	$15,094	$—	$15,094

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

JPY	Japanese Yen
USD	United States Dollar

4

Schedule of Investments (unaudited) November 30, 2018	iShares® Currency Hedged MSCI Australia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI Australia ETF(a)	55,195	$1,148,056

Total Investment Companies — 99.9% (Cost: $1,131,035)		1,148,056

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.18%(a)(b)	601	601

Total Short-Term Investments — 0.0% (Cost: $601)		601

Total Investments in Securities — 99.9% (Cost: $1,131,636)		1,148,657

Other Assets, Less Liabilities — 0.1%		773

Net Assets — 100.0%		$1,149,430

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased	Shares Sold		Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	241,752	—	(241,752	)(a)	—	$—	$104	(b)	$24	$(24)
BlackRock Cash Funds: Treasury, SL Agency Shares	705	—	(104	)(a)	601	601	3		—	—
iShares MSCI Australia ETF	55,268	1,690	(1,763)		55,195	1,148,056	—		(3,227)	(90,859)

						$1,148,657	$107		$(3,203)	$(90,883)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,847,000	USD	1,346,718	MS	12/04/18	$3,255
AUD	22,000	USD	16,074	MS	01/03/19	14
USD	1,197,195	AUD	1,635,000	MS	01/03/19	1,556

						4,825

AUD	1,635,000	USD	1,196,614	MS	12/04/18	(1,592)
USD	2,506,971	AUD	3,482,000	MS	12/04/18	(38,024)
AUD	27,000	USD	19,752	MS	01/03/19	(8)

						(39,624)

	Net unrealized depreciation					$(34,799)

5

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Currency Hedged MSCI Australia ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,148,056	$—	$—	$1,148,056
Money Market Funds	601	—	—	601

	$1,148,657	$—	$—	$1,148,657

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$4,825	$—	$4,825
Liabilities
Forward Foreign Currency Exchange Contracts	—	(39,624)	—	(39,624)

	$—	$(34,799)	$—	$(34,799)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

AUD	Australian Dollar
USD	United States Dollar

6

Schedule of Investments (unaudited) November 30, 2018	iShares® Currency Hedged MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.0%
iShares MSCI Canada ETF(a)	1,423,372	$37,918,630

Total Investment Companies — 100.0% (Cost: $40,864,507)		37,918,630

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(a)(b)	482,237	482,237

Total Short-Term Investments — 1.3% (Cost: $482,237)		482,237

Total Investments in Securities — 101.3% (Cost: $41,346,744)		38,400,867
Other Assets, Less Liabilities — (1.3)%		(484,586)

Net Assets — 100.0%		$37,916,281

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased		Shares Sold		Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,342,477	—		(2,342,477	)(a)	—	$—	$215(b)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,881	479,356	(a)	—		482,237	482,237	563	—	—
iShares MSCI Canada ETF	184,171	1,287,217		(48,016)		1,423,372	37,918,630	—	(44,583)	(3,015,454)

							$38,400,867	$778	$(44,583)	$(3,015,454)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	50,163,000	USD	37,735,873	MS	12/04/18	$19,762
USD	41,075,486	CAD	53,863,000	MS	12/04/18	535,012

						554,774

CAD	3,700,000	USD	2,819,473	MS	12/04/18	(34,634)
CAD	211,000	USD	158,962	MS	01/03/19	(5)
USD	38,037,502	CAD	50,518,000	MS	01/03/19	(20,355)

						(54,994)

	Net unrealized appreciation					$499,780

7

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Currency Hedged MSCI Canada ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$37,918,630	$—	$—	$37,918,630
Money Market Funds	482,237	—	—	482,237

	$38,400,867	$—	$—	$38,400,867

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$554,774	$—	$554,774
Liabilities
Forward Foreign Currency Exchange Contracts	—	(54,994)	—	(54,994)

	$—	$499,780	$—	$499,780

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

CAD	Canadian Dollar
USD	United States Dollar

8

Schedule of Investments (unaudited) November 30, 2018	iShares® Currency Hedged MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.5%
iShares MSCI Eurozone ETF(a)	38,666,389	$1,439,936,326

Total Investment Companies — 99.5% (Cost: $1,631,658,606)		1,439,936,326

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(a)(b)	734,623	734,623

Total Short-Term Investments — 0.1% (Cost: $734,623)		734,623

Total Investments in Securities — 99.6% (Cost: $1,632,393,229)		1,440,670,949

Other Assets, Less Liabilities — 0.4%		6,496,415

Net Assets — 100.0%		$1,447,167,364

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased	Shares Sold		Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,253,799	—	(519,176	)(a)	734,623	$734,623	$11,522	$—	$—
iShares MSCI Eurozone ETF	40,003,101	4,233,033	(5,569,745)		38,666,389	1,439,936,326	—	438,184	(156,524,747)

						$1,440,670,949	$11,522	$438,184	$(156,524,747)

(a)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	6,008,000	USD	6,788,815	BOA	12/04/18	$12,843
EUR	6,108,000	USD	6,902,564	JPM	12/04/18	12,305
EUR	135,257,535	USD	153,145,343	MS	12/04/18	—
USD	11,247,774	EUR	9,918,000	BNP	12/04/18	19,603
USD	110,517	EUR	97,000	DB	12/04/18	703
USD	1,399,906,349	EUR	1,230,332,811	JPM	12/04/18	7,046,267
USD	153,936,600	EUR	135,257,535	MS	12/04/18	811,512
USD	28,749,211	EUR	25,314,000	JPM	01/03/19	1,084
USD	154,296,385	EUR	135,257,535	MS	01/03/19	689,656
USD	1,265,656,883	EUR	1,109,339,811	SSB	01/03/19	5,822,744

						14,416,717

EUR	6,125,000	USD	7,003,285	BBP	12/04/18	(69,170)
EUR	14,538,000	USD	16,665,695	BOA	12/04/18	(207,221)
EUR	82,576,000	USD	93,794,858	CITI	12/04/18	(310,548)
EUR	5,886,000	USD	6,705,025	DB	12/04/18	(41,483)

9

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Currency Hedged MSCI Eurozone ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	7,310,000	USD	8,362,897	JPM	12/04/18	$(87,244)
EUR	135,257,535	USD	153,844,625	MS	12/04/18	(719,536)
EUR	2,457,000	USD	2,809,717	NAB	12/04/18	(28,147)
EUR	1,109,339,811	USD	1,261,929,501	SSB	12/04/18	(6,045,625)
EUR	17,463,000	USD	19,835,563	JPM	01/03/19	(3,512)
USD	4,076,919	EUR	3,590,000	BOA	01/03/19	(105)

						(7,512,591)

	Net unrealized appreciation					$6,904,126

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,439,936,326	$—	$—	$1,439,936,326
Money Market Funds	734,623	—	—	734,623

	$1,440,670,949	$—	$—	$1,440,670,949

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$14,416,717	$—	$14,416,717
Liabilities
Forward Foreign Currency Exchange Contracts	—	(7,512,591)	—	(7,512,591)

	$—	$6,904,126	$—	$6,904,126

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

BBP	Barclays Bank PLC Wholesale
BNP	BNP Paribas SA
BOA	Bank of America N.A.
CITI	Citibank N.A.
DB	Deutsche Bank AG London
JPM	JPMorgan Chase Bank N.A.
MS	Morgan Stanley & Co. International PLC
NAB	National Australia Bank Limited
SSB	State Street Bank and Trust Co.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

10

Schedule of Investments (unaudited) November 30, 2018	iShares® Currency Hedged MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.6%
iShares MSCI Germany ETF(a)	10,089,042	$270,789,887

Total Investment Companies — 99.6% (Cost: $314,070,741)		270,789,887

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(a)(b)	139,422	139,422

Total Short-Term Investments — 0.1% (Cost: $139,422)		139,422

Total Investments in Securities — 99.7% (Cost: $314,210,163)		270,929,309

Other Assets, Less Liabilities — 0.3%		874,451

Net Assets — 100.0%		$271,803,760

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased	Shares Sold		Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	217,433	—	(78,011	)(a)	139,422	$139,422	$1,635	$—	$—
iShares MSCI Germany ETF	10,830,959	1,316,965	(2,058,882)		10,089,042	270,789,887	—	(1,932,883)	(33,708,266)

						$270,929,309	$1,635	$(1,932,883)	$(33,708,266)

(a)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	29,003,600	USD	32,839,326	MS	12/04/18	$—
USD	33,008,997	EUR	29,003,600	MS	12/04/18	174,014
USD	60,140	EUR	53,000	NAB	12/04/18	139
USD	268,168,325	EUR	235,519,400	SSB	12/04/18	1,536,753
USD	2,168,512	EUR	1,913,000	TDB	12/04/18	2,804
USD	4,851,727	EUR	4,272,000	JPM	01/03/19	183
USD	33,086,147	EUR	29,003,600	MS	01/03/19	147,885
USD	238,870,796	EUR	209,697,400	SSB	01/03/19	725,603

						2,587,381

EUR	3,419,000	USD	3,890,764	BOA	12/04/18	(20,113)
EUR	15,186,000	USD	17,249,185	CITI	12/04/18	(57,111)
EUR	29,003,600	USD	32,989,275	MS	12/04/18	(154,292)
EUR	5,661,000	USD	6,421,272	NAB	12/04/18	(12,453)
EUR	10,278,000	USD	11,736,962	RBS	12/04/18	(101,236)
EUR	209,697,400	USD	238,160,635	SSB	12/04/18	(762,156)

11

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Currency Hedged MSCI Germany ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	21,000	USD	23,971	TDB	12/04/18	$(197)
USD	7,658,573	EUR	6,777,000	TDB	12/04/18	(13,671)
EUR	3,745,000	USD	4,253,535	CITI	01/03/19	(483)

						(1,121,712)

	Net unrealized appreciation					$1,465,669

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$270,789,887	$—	$—	$270,789,887
Money Market Funds	139,422	—	—	139,422

	$270,929,309	$—	$—	$270,929,309

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$2,587,381	$—	$2,587,381
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,121,712)	—	(1,121,712)

	$—	$1,465,669	$—	$1,465,669

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

BOA	Bank of America N.A.
CITI	Citibank N.A.
JPM	JPMorgan Chase Bank N.A.
MS	Morgan Stanley & Co. International PLC
NAB	National Australia Bank Limited
RBS	Royal Bank of Scotland PLC
SSB	State Street Bank and Trust Co.
TDB	Toronto Dominion Bank

Currency Abbreviations

EUR	Euro
USD	United States Dollar

12

Schedule of Investments (unaudited) November 30, 2018	iShares® Currency Hedged MSCI Italy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.5%
iShares MSCI Italy ETF(a)(b)	90,691	$2,302,645

Total Investment Companies — 99.5% (Cost: $2,693,494)		2,302,645

Short-Term Investments

Money Market Funds — 17.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(a)(c)(d)	397,760	397,800
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(a)(c)	1,070	1,070

		398,870

Total Short-Term Investments — 17.2% (Cost: $398,870)		398,870

Total Investments in Securities — 116.7% (Cost: $3,092,364)		2,701,515

Other Assets, Less Liabilities — (16.7)%		(387,271)

Net Assets — 100.0%		$2,314,244

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased	Shares Sold		Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	564,877	—	(167,117	)(a)	397,760	$397,800	$2,754	(b)	$(1)	$(40)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,482	—	(412	)(a)	1,070	1,070	6		—	—
iShares MSCI Italy ETF	87,201	3,490	—		90,691	2,302,645	—		—	(148,331)

						$2,701,515	$2,760		$(1)	$(148,371)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	4,912,934	EUR	4,328,000	MS	12/04/18	$13,204
USD	2,341,763	EUR	2,053,000	MS	01/03/19	10,251

						23,455

EUR	4,328,000	USD	4,911,326	MS	12/04/18	(11,596)
EUR	30,000	USD	34,080	MS	01/03/19	(11)

						(11,607)

	Net unrealized appreciation					$11,848

13

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Currency Hedged MSCI Italy ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$2,302,645	$—	$—	$2,302,645
Money Market Funds	398,870	—	—	398,870

	$2,701,515	$—	$—	$2,701,515

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$23,455	$—	$23,455
Liabilities
Forward Foreign Currency Exchange Contracts	—	(11,607)	—	(11,607)

	$—	$11,848	$—	$11,848

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

EUR	Euro
USD	United States Dollar

14

Schedule of Investments (unaudited) November 30, 2018	iShares® Currency Hedged MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

Exchange-Traded Funds — 99.8%
iShares MSCI Japan ETF(a)	18,860,753	$1,043,754,071

Total Investment Companies — 99.8% (Cost: $1,086,787,222)		1,043,754,071

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(a)(b)	1,633,558	1,633,558

Total Short-Term Investments — 0.2% (Cost: $1,633,558)		1,633,558

Total Investments in Securities — 100.0% (Cost: $1,088,420,780)		1,045,387,629

Other Assets, Less Liabilities — 0.0%		7,779

Net Assets — 100.0%		$1,045,395,408

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased		Shares Sold	Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,023,195	610,363	(a)	—	1,633,558	$1,633,558	$4,682	$—	$—
iShares MSCI Japan ETF	17,310,986	5,371,407		(3,821,640)	18,860,753	1,043,754,071	—	15,040,104	(77,064,147)

						$1,045,387,629	$4,682	$15,040,104	$(77,064,147)

(a)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	19,924,945,800	USD	175,472,882	MS	12/04/18	$54,103
USD	45,119,909	JPY	5,083,897,000	CITI	12/04/18	333,784
USD	176,923,561	JPY	19,924,945,800	MS	12/04/18	1,396,575
USD	1,003,378,062	JPY	112,908,026,200	SSB	12/04/18	8,725,142
USD	850,661,058	JPY	96,130,654,200	BOA	01/04/19	990,219
USD	73,770,258	JPY	8,337,235,700	MS	01/04/19	79,861
JPY	1,221,006,000	USD	10,793,375	NSI	01/08/19	2,151
USD	102,603,765	JPY	11,587,710,100	MS	01/08/19	151,006

						11,732,841

JPY	96,130,654,200	USD	847,937,322	BOA	12/04/18	(1,083,125)
JPY	874,911,000	USD	7,763,985	CBA	12/04/18	(56,536)
JPY	19,898,966,000	USD	176,721,153	CITI	12/04/18	(1,423,034)
JPY	22,023,445,800	USD	194,347,167	MS	12/04/18	(333,638)
JPY	881,779,000	USD	7,803,116	NAB	12/04/18	(35,165)
JPY	1,204,179,000	USD	10,685,055	UBS	12/04/18	(76,951)

15

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Currency Hedged MSCI Japan ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,571,354	JPY	178,499,000	CITI	12/04/18	$(1,117)
USD	25,363,969	JPY	2,887,868,000	CS	12/04/18	(76,439)
USD	175,472,882	JPY	19,924,945,800	MS	12/04/18	(54,103)
USD	270,241	JPY	30,699,000	TDB	12/04/18	(199)
JPY	1,592,255,000	USD	14,078,157	CBA	01/08/19	(231)
USD	39,933,908	JPY	4,518,362,000	HSBC	01/08/19	(15,197)

						(3,155,735)

	Net unrealized appreciation					$8,577,106

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,043,754,071	$—	$—	$1,043,754,071
Money Market Funds	1,633,558	—	—	1,633,558

	$1,045,387,629	$—	$—	$1,045,387,629

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$11,732,841	$—	$11,732,841
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,155,735)	—	(3,155,735)

	$—	$8,577,106	$—	$8,577,106

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

BOA	Bank of America N.A.
CBA	Commonwealth Bank of Australia
CITI	Citibank N.A.
CS	Credit Suisse Securities (USA) LLC
HSBC	HSBC Bank PLC
MS	Morgan Stanley & Co. International PLC
NAB	National Australia Bank Limited
NSI	Nomura Securities International Inc.
SSB	State Street Bank and Trust Co.
TDB	Toronto Dominion Bank
UBS	UBS AG

Currency Abbreviations

JPY	Japanese Yen
USD	United States Dollar

16

Schedule of Investments (unaudited) November 30, 2018	iShares® Currency Hedged MSCI Mexico ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

Exchange-Traded Funds — 99.3%
iShares MSCI Mexico ETF(a)	20,300	$818,699

Total Investment Companies — 99.3% (Cost: $961,885)		818,699

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(a)(b)	332	332

Total Short-Term Investments — 0.0% (Cost: $332)		332

Total Investments in Securities — 99.3% (Cost: $962,217)		819,031

Other Assets, Less Liabilities — 0.7%		5,681

Net Assets — 100.0%		$824,712

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased		Shares Sold		Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(a)	—		—	$—	$598	(b)	$(79)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	545	—		(213	)(a)	332	332	2		—	—
iShares MSCI Mexico ETF	19,342	1,280		(322)		20,300	818,699	—		271	(192,464)

							$819,031	$600		$192	$(192,464)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	916,297	MXN	18,391,000	MS	12/05/18	$12,876
USD	846,394	MXN	17,189,000	MS	01/03/19	5,678

						18,554

MXN	18,521,000	USD	916,253	MS	12/05/18	(6,446)
USD	6,354	MXN	130,000	MS	12/05/18	(32)
MXN	410,000	USD	20,064	MS	01/03/19	(11)

						(6,489)

	Net unrealized appreciation					$12,065

17

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Currency Hedged MSCI Mexico ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$818,699	$—	$—	$818,699
Money Market Funds	332	—	—	332

	$819,031	$—	$—	$819,031

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$18,554	$—	$18,554
Liabilities
Forward Foreign Currency Exchange Contracts	—	(6,489)	—	(6,489)

	$—	$12,065	$—	$12,065

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

MXN	Mexican Peso
USD	United States Dollar

18

Schedule of Investments (unaudited) November 30, 2018	iShares® Currency Hedged MSCI South Korea ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.0%
iShares MSCI South Korea ETF(a)(b)	496,345	$30,088,434

Total Investment Companies — 100.0% (Cost: $33,717,384)		30,088,434

Short-Term Investments

Money Market Funds — 11.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(a)(c)(d)	3,349,665	3,350,000

Total Short-Term Investments — 11.1% (Cost: $3,350,000)		3,350,000

Total Investments in Securities — 111.1% (Cost: $37,067,384)		33,438,434

Other Assets, Less Liabilities — (11.1)%		(3,336,689)

Net Assets — 100.0%		$30,101,745

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased		Shares Sold		Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	3,349,665	(a)	—		3,349,665	$3,350,000	$81	(b)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	770	—		(770	)(a)	—	—	1,179		—	—
iShares MSCI South Korea ETF	21,273	505,328		(30,256)		496,345	30,088,434	—		12,992	(3,824,791)

							$33,438,434	$1,260		$12,992	$(3,824,791)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	4,729,364,000	USD	4,150,021	MS	12/04/18	$69,047
USD	35,200,734	KRW	39,435,382,000	MS	12/04/18	20,412

						89,459

KRW	74,141,400,000	USD	66,177,187	MS	12/04/18	(35,610)
USD	34,644,043	KRW	39,435,382,000	MS	12/04/18	(536,279)
KRW	2,119,330,000	USD	1,898,393	MS	01/03/19	(4,825)
USD	32,316,837	KRW	36,178,463,000	MS	01/03/19	(7,718)

						(584,432)

	Net unrealized depreciation					$(494,973)

19

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Currency Hedged MSCI South Korea ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$30,088,434	$—	$—	$30,088,434
Money Market Funds	3,350,000	—	—	3,350,000

	$33,438,434	$—	$—	$33,438,434

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$89,459	$—	$89,459
Liabilities
Forward Foreign Currency Exchange Contracts	—	(584,432)	—	(584,432)

	$—	$ (494,973)	$—	$(494,973)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

KRW	South Korean Won
USD	United States Dollar

20

Schedule of Investments (unaudited) November 30, 2018	iShares® Currency Hedged MSCI Spain ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

Exchange-Traded Funds — 99.5%
iShares MSCI Spain ETF(a)(b)	550,946	$15,701,961

Total Investment Companies — 99.5% (Cost: $18,187,279)		15,701,961

Short-Term Investments

Money Market Funds — 41.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(a)(c)(d)	6,526,480	6,527,132
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(a)(c)	7,978	7,978

		6,535,110

Total Short-Term Investments — 41.4% (Cost: $6,535,111)		6,535,110

Total Investments in Securities — 140.9% (Cost: $24,722,390)		22,237,071

Other Assets, Less Liabilities — (40.9)%		(6,456,855)

Net Assets — 100.0%		$15,780,216

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased		Shares Sold		Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,037,735	4,488,745	(a)	—		6,526,480	$6,527,132	$12,904	(b)	$(10)	$(204)
BlackRock Cash Funds: Treasury, SL Agency Shares	10,424	—		(2,446	)(a)	7,978	7,978	361		—	—
iShares MSCI Spain ETF	530,838	20,245		(137)		550,946	15,701,961	—		(775)	(631,939)

							$22,237,071	$13,265		$(785)	$(632,143)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	31,409,817	EUR	27,670,000	MS	12/04/18	$84,603
USD	16,116,236	EUR	14,131,000	MS	01/03/19	68,208

						152,811

EUR	27,670,000	USD	31,400,161	MS	12/04/18	(74,947)
EUR	281,000	USD	319,220	MS	01/03/19	(99)

						(75,046)

	Net unrealized appreciation					$77,765

21

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Currency Hedged MSCI Spain ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$15,701,961	$—	$—	$15,701,961
Money Market Funds	6,535,110	—	—	6,535,110

	$22,237,071	$—	$—	$22,237,071

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$152,811	$—	$152,811
Liabilities
Forward Foreign Currency Exchange Contracts	—	(75,046)	—	(75,046)

	$—	$77,765	$—	$77,765

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

EUR	Euro
USD	United States Dollar

22

Schedule of Investments (unaudited) November 30, 2018	iShares® Currency Hedged MSCI Switzerland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.6%
iShares MSCI Switzerland ETF(a)	159,379	$5,292,977

Total Investment Companies — 99.6% (Cost: $5,332,756)		5,292,977

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(a)(b)	2,693	2,693

Total Short-Term Investments — 0.0% (Cost: $2,693)		2,693

Total Investments in Securities — 99.6% (Cost: $5,335,449)		5,295,670
Other Assets, Less Liabilities — 0.4%		20,656

Net Assets — 100.0%		$5,316,326

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased		Shares Sold		Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(a)	—		—	$—	$230	(b)	$(237)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,839	—		(146	)(a)	2,693	2,693	14		—	—
iShares MSCI Switzerland ETF	154,079	6,202		(902)		159,379	5,292,977	—		(1,652)	(238,863)

							$5,295,670	$244		$(1,889)	$(238,863)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	5,434,000	USD	5,437,244	MS	12/04/18	$ 1,923
USD	5,300,951	CHF	5,256,000	MS	01/03/19	20,828

						22,751

CHF	5,256,000	USD	5,282,969	MS	12/04/18	(21,972)
USD	10,696,488	CHF	10,690,000	MS	12/04/18	(3,677)
CHF	28,000	USD	28,141	MS	01/03/19	(12)
USD	29,121	CHF	29,000	MS	01/03/19	(12)

						(25,673)

	Net unrealized depreciation					$(2,922)

23

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Currency Hedged MSCI Switzerland ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$5,292,977	$—	$—	$5,292,977
Money Market Funds	2,693	—	—	2,693

	$5,295,670	$—	$—	$5,295,670

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$22,751	$—	$22,751
Liabilities
Forward Foreign Currency Exchange Contracts	—	(25,673)	—	(25,673)

	$—	$(2,922)	$—	$(2,922)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

CHF	Swiss Franc
USD	United States Dollar

24

Schedule of Investments (unaudited) November 30, 2018	iShares® Currency Hedged MSCI United Kingdom ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.7%
iShares MSCI United Kingdom ETF(a)	543,098	$17,069,570

Total Investment Companies — 99.7% (Cost: $18,849,883)		17,069,570

Total Investments in Securities — 99.7% (Cost: $18,849,883)		17,069,570

Other Assets, Less Liabilities — 0.3%		45,406

Net Assets — 100.0%		$17,114,976

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased	Shares Sold		Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	520,158	—	(520,158	)(a)	—	$—	$625	$—	$—
iShares MSCI United Kingdom ETF	671,352	54,583	(182,837)		543,098	17,069,570	—	142,575	(1,152,462)

						$17,069,570	$625	$142,575	$(1,152,462)

(a)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	35,595,545	GBP	27,896,000	MS	12/04/18	$49,051
USD	17,382,977	GBP	13,586,000	MS	01/03/19	37,334

						86,385

GBP	27,896,000	USD	35,612,874	MS	12/04/18	(66,380)
GBP	144,000	USD	184,252	MS	01/03/19	(403)

						(66,783)

	Net unrealized appreciation					$19,602

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

25

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® Currency Hedged MSCI United Kingdom ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$17,069,570	$—	$—	$17,069,570

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$86,385	$—	$86,385
Liabilities
Forward Foreign Currency Exchange Contracts	—	(66,783)	—	(66,783)

	$—	$19,602	$—	$19,602

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

GBP	British Pound
USD	United States Dollar

26

Schedule of Investments (unaudited) November 30, 2018	iShares® ESG MSCI EAFE ETF (Formerly iShares MSCI EAFE ESG Optimized ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.8%
Alumina Ltd.	266,335	$433,715
Amcor Ltd./Australia	48,150	472,219
AMP Ltd.	244,866	434,516
APA Group	124,590	800,640
Aristocrat Leisure Ltd.	23,554	406,959
ASX Ltd.	11,193	492,792
Aurizon Holdings Ltd.	142,619	438,461
Australia & New Zealand Banking Group Ltd.	110,876	2,169,921
BlueScope Steel Ltd.	47,685	391,051
Brambles Ltd.	109,106	818,259
Caltex Australia Ltd.	22,368	449,681
Coca-Cola Amatil Ltd.	55,352	349,236
Coles Group Ltd.(a)	20,071	171,632
Commonwealth Bank of Australia	65,817	3,423,518
CSL Ltd.	15,724	2,036,987
Dexus	78,984	603,313
GPT Group (The)	111,783	430,188
Insurance Australia Group Ltd.	95,741	508,980
LendLease Group	53,288	492,646
Macquarie Group Ltd.	15,369	1,284,160
Mirvac Group	379,744	607,305
National Australia Bank Ltd.	81,216	1,461,349
Newcrest Mining Ltd.	31,110	471,400
Origin Energy Ltd.(a)	106,785	505,309
Ramsay Health Care Ltd.	11,274	446,384
Rio Tinto Ltd.	14,438	772,617
Santos Ltd.	102,639	413,736
Stockland	283,309	753,066
Sydney Airport	138,126	685,892
Tabcorp Holdings Ltd.	143,280	448,864
Telstra Corp. Ltd.	206,720	442,305
Transurban Group	156,000	1,297,537
Treasury Wine Estates Ltd.	42,994	444,259
Wesfarmers Ltd.	20,071	463,010
Westpac Banking Corp.	144,476	2,739,928
Woodside Petroleum Ltd.	53,510	1,213,691
Woolworths Group Ltd.	19,240	406,326
WorleyParsons Ltd.	41,218	397,313

		30,579,165
Austria — 0.3%
OMV AG	18,879	953,786
voestalpine AG	12,995	431,844

		1,385,630
Belgium — 1.1%
Anheuser-Busch InBev SA/NV	29,851	2,286,151
KBC Group NV	16,310	1,170,808
Solvay SA	4,662	504,207
UCB SA	5,961	501,071
Umicore SA	10,160	440,820

		4,903,057
Denmark — 1.8%
AP Moller - Maersk A/S, Class A	370	489,486
Carlsberg A/S, Class B	5,116	566,599
Chr Hansen Holding A/S	4,826	435,785
Coloplast A/S, Class B	6,045	576,492
Genmab A/S(a)	3,011	458,178
Novo Nordisk A/S, Class B	71,455	3,317,236
Novozymes A/S, Class B	9,346	435,439

Security	Shares	Value

Denmark (continued)
Orsted A/S(b)	11,419	$743,030
Pandora A/S	8,289	447,813
Vestas Wind Systems A/S	8,221	613,638

		8,083,696
Finland — 0.9%
Kone OYJ, Class B	9,151	453,407
Neste OYJ	8,918	696,923
Nokia OYJ	235,952	1,297,313
Nordea Bank Abp	51,447	456,692
UPM-Kymmene OYJ	28,676	763,982
Wartsila OYJ Abp	34,803	566,654

		4,234,971
France — 11.2%
Air Liquide SA	7,994	966,216
Airbus SE	16,685	1,787,523
Atos SE	7,229	613,878
AXA SA, NVS	92,613	2,256,086
BNP Paribas SA	35,487	1,782,995
Bouygues SA, NVS	13,140	505,249
Capgemini SE	6,518	760,510
Carrefour SA, NVS	22,126	398,329
Cie. de Saint-Gobain, NVS	21,167	784,538
Cie. Generale des Etablissements Michelin SCA, NVS	8,743	914,890
CNP Assurances, NVS	21,641	495,451
Credit Agricole SA	35,549	441,466
Danone SA, NVS	32,782	2,451,977
Dassault Systemes SE, NVS	4,665	559,886
Edenred, NVS	11,854	452,043
Electricite de France SA, NVS	25,604	420,647
Engie SA	41,016	576,789
EssilorLuxottica SA, NVS	15,502	1,968,473
Gecina SA	4,821	674,134
Getlink SE, NVS	34,152	443,722
Imerys SA, NVS	8,251	442,820
JCDecaux SA	14,308	486,007
Kering SA, NVS	3,345	1,454,353
L’Oreal SA	12,806	3,014,466
LVMH Moet Hennessy Louis Vuitton SE, NVS	8,696	2,486,619
Natixis SA	109,340	604,145
Orange SA, NVS	102,294	1,755,868
Pernod Ricard SA, NVS	9,070	1,450,055
Peugeot SA, NVS	36,056	791,994
Renault SA, NVS	8,448	593,524
Rexel SA	37,914	454,824
Safran SA, NVS	6,152	768,654
Sanofi, NVS	41,145	3,718,063
Schneider Electric SE, NVS	28,953	2,107,230
SES SA	22,014	477,321
Societe Generale SA, NVS	19,867	730,169
STMicroelectronics NV	36,486	534,155
Teleperformance, NVS	4,022	665,782
Thales SA, NVS	4,015	492,330
TOTAL SA, NVS	95,030	5,290,043
Unibail-Rodamco-Westfield	7,433	1,277,888
Vinci SA	4,070	355,297
Vivendi SA, NVS	32,430	807,815
Wendel SA, NVS	3,481	422,908

		50,437,132

27

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG MSCI EAFE ETF (Formerly iShares MSCI EAFE ESG Optimized ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany — 8.6%
adidas AG	7,360	$1,623,339
Allianz SE, Registered	18,179	3,838,762
BASF SE	35,788	2,608,335
Bayerische Motoren Werke AG	14,153	1,157,146
Beiersdorf AG	4,194	448,938
Brenntag AG	9,205	425,545
Commerzbank AG(a)	50,944	438,724
Continental AG	4,003	599,410
Daimler AG, Registered	31,324	1,762,513
Deutsche Bank AG, Registered	65,296	596,109
Deutsche Boerse AG	9,844	1,257,254
Deutsche Post AG, Registered	47,363	1,507,985
Deutsche Telekom AG, Registered	36,408	638,338
Deutsche Wohnen SE	17,502	839,037
E.ON SE	82,000	836,065
Fraport AG Frankfurt Airport Services Worldwide	5,878	432,199
Fresenius Medical Care AG & Co. KGaA	5,774	469,924
Fresenius SE & Co. KGaA	9,715	551,310
HeidelbergCement AG	9,920	659,314
Henkel AG & Co. KGaA	11,545	1,192,151
HOCHTIEF AG	2,568	365,197
Infineon Technologies AG	40,432	846,685
Merck KGaA	15,721	1,733,018
MTU Aero Engines AG	2,813	584,770
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	5,601	1,216,979
OSRAM Licht AG	11,988	549,316
ProSiebenSat.1 Media SE	22,162	450,042
Puma SE	888	445,409
QIAGEN NV(a)	12,733	447,646
RWE AG	20,899	451,133
SAP SE	44,371	4,567,737
Siemens AG, Registered	34,089	3,952,361
thyssenkrupp AG	24,538	458,283
Wirecard AG	3,885	587,019

		38,537,993
Hong Kong — 3.6%
AIA Group Ltd.	384,800	3,139,569
BOC Hong Kong Holdings Ltd.	222,000	865,221
CK Hutchison Holdings Ltd.	35,500	371,070
CLP Holdings Ltd.	76,000	837,619
Galaxy Entertainment Group Ltd.	74,000	454,359
Hang Seng Bank Ltd.	51,900	1,197,730
Hong Kong Exchanges & Clearing Ltd.	54,000	1,573,268
Hysan Development Co. Ltd.	74,000	353,653
Link REIT	74,000	704,469
Melco Resorts & Entertainment Ltd., ADR	28,217	509,881
MTR Corp. Ltd.	264,500	1,372,226
Sands China Ltd.	179,600	776,853
Sun Hung Kai Properties Ltd.	75,000	1,068,588
Swire Pacific Ltd., Class A	75,000	828,994
Swire Properties Ltd.	296,800	1,033,486
Techtronic Industries Co. Ltd.	111,000	597,144
Wharf Real Estate Investment Co. Ltd.	75,000	450,915

		16,135,045
Ireland — 0.5%
CRH PLC	47,367	1,309,676
Kerry Group PLC, Class A	6,914	714,340

Security	Shares	Value

Ireland (continued)
Paddy Power Betfair PLC	5,067	$454,953

		2,478,969
Israel — 0.5%
Bank Hapoalim BM	154,112	1,053,877
Bank Leumi Le-Israel BM	70,752	463,338
Teva Pharmaceutical Industries Ltd., ADR, NVS	31,461	677,670

		2,194,885
Italy — 2.0%
Assicurazioni Generali SpA	51,237	863,815
CNH Industrial NV	63,242	615,810
Enel SpA	321,420	1,743,214
Eni SpA	76,886	1,240,174
Fiat Chrysler Automobiles NV(a)	28,015	462,224
Intesa Sanpaolo SpA	966,963	2,242,241
Snam SpA	103,635	454,226
Terna Rete Elettrica Nazionale SpA	86,889	485,801
UniCredit SpA	58,417	753,100

		8,860,605
Japan — 24.5%
Aeon Co. Ltd.	44,700	1,071,147
AEON Financial Service Co. Ltd.	22,500	435,931
Ajinomoto Co. Inc.	30,000	518,494
Alfresa Holdings Corp.	15,100	401,603
Asahi Kasei Corp.	75,100	822,099
Astellas Pharma Inc.	96,200	1,477,947
Benesse Holdings Inc.	15,000	445,178
Bridgestone Corp.	22,300	903,391
Canon Inc.	29,600	839,384
Central Japan Railway Co.	7,400	1,520,079
Chugai Pharmaceutical Co. Ltd.	15,000	1,026,420
Daifuku Co. Ltd.	7,600	388,868
Dai-ichi Life Holdings Inc.	22,500	391,942
Daiichi Sankyo Co. Ltd.	22,500	825,694
Daikin Industries Ltd.	14,800	1,643,576
Daiwa House Industry Co. Ltd.	30,200	950,815
Denso Corp.	29,700	1,372,399
East Japan Railway Co.	7,400	672,550
Eisai Co. Ltd.	14,800	1,357,481
FANUC Corp.	2,875	490,940
Fast Retailing Co. Ltd.	1,600	831,915
Fujitsu Ltd.	14,800	910,679
Hankyu Hanshin Holdings Inc.	15,000	508,587
Hino Motors Ltd.	44,400	453,580
Hitachi Chemical Co. Ltd.	29,900	472,923
Hitachi Ltd.	29,600	857,110
Hitachi Metals Ltd.	37,600	423,186
Honda Motor Co. Ltd.	81,400	2,295,401
Hoya Corp.	7,500	455,746
Idemitsu Kosan Co. Ltd.	9,000	327,345
Inpex Corp.	103,700	1,100,471
ITOCHU Corp.	51,800	919,672
Japan Post Holdings Co. Ltd.	35,100	427,197
JFE Holdings Inc.	22,500	396,598
JXTG Holdings Inc.	187,700	1,134,465
Kajima Corp.	37,500	518,824
Kansai Paint Co. Ltd.	22,600	423,340
Kao Corp.	14,900	1,096,734
Kawasaki Heavy Industries Ltd.	22,400	521,384
KDDI Corp.	96,300	2,259,297

28

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG MSCI EAFE ETF (Formerly iShares MSCI EAFE ESG Optimized ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Keio Corp.	7,500	$414,795
Keyence Corp.	2,500	1,356,231
Kikkoman Corp.	7,400	431,422
Kirin Holdings Co. Ltd.	37,400	877,772
Komatsu Ltd.	45,000	1,201,982
Konica Minolta Inc.	52,500	472,523
Kubota Corp.	45,000	767,635
Kuraray Co. Ltd.	37,200	577,902
Kyocera Corp.	16,200	873,844
Kyowa Hakko Kirin Co. Ltd.	22,800	467,244
Kyushu Railway Co.	22,500	743,065
Lawson Inc.	7,500	490,753
Mitsubishi Chemical Holdings Corp.	74,700	610,889
Mitsubishi Corp.	44,700	1,205,384
Mitsubishi Electric Corp.	82,400	1,087,056
Mitsubishi Estate Co. Ltd.	37,400	599,783
Mitsubishi Heavy Industries Ltd.	15,000	570,277
Mitsubishi UFJ Financial Group Inc.	387,300	2,130,065
Mitsui Fudosan Co. Ltd.	30,000	717,305
Mizuho Financial Group Inc.	1,136,400	1,884,492
MS&AD Insurance Group Holdings Inc.	22,400	679,595
Murata Manufacturing Co. Ltd.	7,500	1,143,659
Nagoya Railroad Co. Ltd.	14,800	370,815
NEC Corp.	12,400	384,395
NGK Insulators Ltd.	30,100	446,132
NGK Spark Plug Co. Ltd.	22,500	462,087
Nidec Corp.	7,400	985,363
Nintendo Co. Ltd.	3,608	1,099,717
Nippon Express Co. Ltd.	7,500	451,783
Nippon Steel & Sumitomo Metal Corp.	37,500	685,601
Nippon Telegraph & Telephone Corp.	22,200	914,980
Nitori Holdings Co. Ltd.	2,500	334,764
Nitto Denko Corp.	7,400	404,247
Nomura Holdings Inc.	111,000	499,915
NTT Data Corp.	44,400	516,143
NTT DOCOMO Inc.	103,600	2,398,174
Obayashi Corp.	52,500	523,382
Omron Corp.	22,300	979,982
Ono Pharmaceutical Co. Ltd.	22,500	544,022
Oriental Land Co. Ltd./Japan	7,500	746,037
ORIX Corp.	59,900	970,375
Osaka Gas Co. Ltd.	38,800	706,977
Otsuka Holdings Co. Ltd.	15,000	731,176
Panasonic Corp.	127,200	1,304,486
Rakuten Inc.	59,200	476,520
Recruit Holdings Co. Ltd.	45,200	1,243,149
Resona Holdings Inc.	105,100	557,109
Rohm Co. Ltd.	7,500	521,797
Santen Pharmaceutical Co. Ltd.	29,600	506,498
Sekisui Chemical Co. Ltd.	51,900	841,918
Sekisui House Ltd.	51,800	780,535
Seven & i Holdings Co. Ltd.	22,400	975,105
Shimadzu Corp.	22,500	525,892
Shimizu Corp.	67,400	575,764
Shin-Etsu Chemical Co. Ltd.	8,700	776,526
Shionogi & Co. Ltd.	15,000	991,810
Shiseido Co. Ltd.	7,400	470,785
Showa Denko KK	9,400	376,662
SoftBank Group Corp.	29,600	2,483,220
Sohgo Security Services Co. Ltd.	7,500	352,708

Security	Shares	Value

Japan (continued)
Sompo Holdings Inc.	22,600	$872,951
Sony Corp.	51,800	2,708,380
Stanley Electric Co. Ltd.	15,000	436,592
Sumitomo Chemical Co. Ltd.	207,200	1,124,044
Sumitomo Corp.	29,900	459,099
Sumitomo Dainippon Pharma Co. Ltd.	15,400	501,805
Sumitomo Metal Mining Co. Ltd.	14,800	430,771
Sumitomo Mitsui Financial Group Inc.	59,900	2,206,620
Sumitomo Mitsui Trust Holdings Inc.	30,100	1,206,651
Sumitomo Rubber Industries Ltd.	29,600	395,449
Suntory Beverage & Food Ltd.	14,800	620,414
Sysmex Corp.	7,500	399,538
T&D Holdings Inc.	29,600	420,474
Taisei Corp.	7,500	329,591
Takeda Pharmaceutical Co. Ltd.	30,000	1,124,174
Teijin Ltd.	37,500	647,292
Terumo Corp.	7,400	435,658
Tokio Marine Holdings Inc.	29,600	1,461,101
Tokyo Electron Ltd.	7,500	1,048,547
Tokyo Gas Co. Ltd.	30,000	772,655
Tokyu Corp.	52,000	904,905
Toray Industries Inc.	105,000	823,263
Toyo Suisan Kaisha Ltd.	14,800	507,019
Toyota Motor Corp.	84,100	5,038,594
West Japan Railway Co.	7,500	522,391
Yakult Honsha Co. Ltd.	7,400	557,199
Yamaguchi Financial Group Inc.	29,600	306,557
Yamaha Corp.	8,300	357,437
Yamaha Motor Co. Ltd.	22,300	458,569
Yaskawa Electric Corp.	16,600	517,517
Yokogawa Electric Corp.	22,600	415,179

		110,121,052
Netherlands — 3.2%
ABN AMRO Group NV, CVA(b)	16,428	418,886
Aegon NV	76,761	427,350
Akzo Nobel NV	10,989	921,974
ASML Holding NV	15,841	2,674,254
Heineken Holding NV	3,388	299,021
Heineken NV	8,662	792,646
ING Groep NV	117,909	1,426,341
Koninklijke Ahold Delhaize NV	38,520	990,262
Koninklijke DSM NV	7,127	631,361
Koninklijke Philips NV	28,431	1,070,190
Koninklijke Vopak NV	10,533	460,343
NXP Semiconductors NV	8,993	749,746
Randstad NV	9,430	458,903
Unilever NV, CVA	45,255	2,511,016
Wolters Kluwer NV	7,858	474,400

		14,306,693
New Zealand — 0.2%
Auckland International Airport Ltd.	124,794	617,191
Ryman Healthcare Ltd.	61,089	486,340

		1,103,531
Norway — 1.0%
Equinor ASA	99,638	2,322,078
Marine Harvest ASA	18,648	435,895
Norsk Hydro ASA	106,204	499,958
Orkla ASA	70,701	583,473

29

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG MSCI EAFE ETF (Formerly iShares MSCI EAFE ESG Optimized ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Telenor ASA	35,167	$680,388

		4,521,792
Portugal — 0.4%
EDP - Energias de Portugal SA	121,242	423,772
Galp Energia SGPS SA	75,048	1,233,385

		1,657,157
Singapore — 1.3%
CapitaLand Ltd.	343,300	780,682
City Developments Ltd.	112,200	689,392
DBS Group Holdings Ltd.	90,800	1,613,487
Keppel Corp. Ltd.	142,600	629,852
Oversea-Chinese Banking Corp. Ltd.	73,600	604,035
Singapore Airlines Ltd.	68,000	471,341
Singapore Telecommunications Ltd.	348,100	781,449
United Overseas Bank Ltd.	22,100	405,113

		5,975,351
Spain — 3.2%
Amadeus IT Group SA	17,947	1,285,474
Banco Bilbao Vizcaya Argentaria SA	337,019	1,914,818
Banco Santander SA	459,887	2,179,159
CaixaBank SA	100,862	415,121
Ferrovial SA	26,754	550,410
Ferrovial SA, New	598	12,300
Iberdrola SA	292,020	2,178,916
Industria de Diseno Textil SA	45,013	1,380,668
Naturgy Energy Group SA	27,191	672,696
Red Electrica Corp. SA	23,247	500,502
Repsol SA	127,698	2,204,938
Telefonica SA	110,930	995,761

		14,290,763
Sweden — 2.7%
Assa Abloy AB, Class B	36,779	683,764
Atlas Copco AB, Class A	39,973	980,098
Boliden AB	37,254	834,634
Essity AB, Class B	39,691	1,017,013
Hennes & Mauritz AB, Class B	37,524	691,183
ICA Gruppen AB	11,988	434,941
Investor AB, Class B	10,151	444,694
Kinnevik AB, Class B	17,347	440,103
Lundin Petroleum AB	17,643	464,284
Sandvik AB	40,427	599,669
Skandinaviska Enskilda Banken AB, Class A	69,815	727,216
Skanska AB, Class B	28,275	444,423
SKF AB, Class B	29,009	458,032
Svenska Handelsbanken AB, Class A	39,812	438,535
Swedbank AB, Class A	34,964	812,527
Tele2 AB, Class B	37,546	469,681
Telefonaktiebolaget LM Ericsson, Class B	95,051	792,901
Telia Co. AB	157,636	727,290
Volvo AB, Class B	53,137	739,157

		12,200,145
Switzerland — 8.5%
ABB Ltd., Registered	76,315	1,543,329
Adecco Group AG, Registered	11,350	561,055
Barry Callebaut AG, Registered	304	514,398
Chocoladefabriken Lindt & Spruengli AG, Registered	5	401,761
Clariant AG, Registered	21,284	421,165
Coca-Cola HBC AG	20,303	604,614
Credit Suisse Group AG, Registered	79,375	935,646

Security	Shares	Value

Switzerland (continued)
Geberit AG, Registered	2,005	$780,854
Givaudan SA, Registered	749	1,843,738
Julius Baer Group Ltd.	10,705	432,013
Kuehne + Nagel International AG, Registered	7,799	1,096,472
LafargeHolcim Ltd., Registered	14,105	632,174
Lonza Group AG, Registered	4,857	1,569,345
Nestle SA, Registered	113,337	9,655,788
Roche Holding AG, NVS	24,803	6,430,637
SGS SA, Registered	373	883,092
Sika AG, Registered	4,468	553,051
Sonova Holding AG, Registered	3,150	508,583
Swatch Group AG (The), Bearer	1,628	484,319
Swiss Re AG	24,939	2,277,414
Swisscom AG, Registered	2,226	1,067,616
UBS Group AG, Registered	183,372	2,476,215
Vifor Pharma AG	3,520	433,770
Zurich Insurance Group AG	7,641	2,397,012

		38,504,061
United Kingdom — 16.9%
3i Group PLC	56,243	598,195
Anglo American PLC	49,899	997,140
Antofagasta PLC	44,852	458,043
Ashtead Group PLC	21,759	488,339
Associated British Foods PLC	17,042	527,072
AstraZeneca PLC	51,298	4,003,647
Aviva PLC	211,719	1,099,439
BAE Systems PLC	103,236	647,135
Barclays PLC	474,737	986,592
Barratt Developments PLC	76,673	452,157
Berkeley Group Holdings PLC	11,250	463,056
BP PLC	924,009	6,130,508
British Land Co. PLC (The)	109,968	792,180
BT Group PLC	335,476	1,121,449
Burberry Group PLC	19,128	433,563
Centrica PLC	247,864	435,634
Coca-Cola European Partners PLC, NVS(a)	18,966	920,610
Compass Group PLC	50,716	1,086,134
Croda International PLC	16,977	1,056,189
DCC PLC	9,034	680,639
Diageo PLC	118,698	4,276,102
easyJet PLC	30,141	427,833
Experian PLC	20,734	504,356
Ferguson PLC	18,538	1,187,363
GlaxoSmithKline PLC	184,302	3,813,210
Glencore PLC	373,635	1,383,207
Hammerson PLC	82,157	404,621
HSBC Holdings PLC	590,634	5,006,101
Informa PLC	78,449	691,844
InterContinental Hotels Group PLC	12,402	664,596
Intertek Group PLC	9,125	546,853
Investec PLC	74,703	453,979
ITV PLC	250,746	464,534
J Sainsbury PLC	171,532	667,516
John Wood Group PLC	58,197	471,510
Johnson Matthey PLC	13,320	496,934
Kingfisher PLC	188,587	601,546
Legal & General Group PLC	280,320	875,911
Lloyds Banking Group PLC	929,856	656,793
London Stock Exchange Group PLC	9,788	503,662
Marks & Spencer Group PLC	184,151	687,723

30

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG MSCI EAFE ETF (Formerly iShares MSCI EAFE ESG Optimized ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Meggitt PLC	71,430	$472,275
Micro Focus International PLC	24,213	475,449
Mondi PLC	19,479	424,867
National Grid PLC	175,314	1,863,058
Next PLC	6,959	435,160
Pearson PLC	38,868	477,767
Prudential PLC	77,331	1,519,960
Randgold Resources Ltd.	5,106	408,345
Reckitt Benckiser Group PLC	23,185	1,926,364
RELX PLC	107,539	2,239,939
Rio Tinto PLC	47,411	2,152,901
Rolls-Royce Holdings PLC	47,085	510,404
Royal Mail PLC	108,224	441,590
Schroders PLC	27,472	885,753
Segro PLC	115,321	887,537
Shire PLC	32,723	1,899,684
Smiths Group PLC	24,420	432,933
SSE PLC	68,324	954,998
Standard Chartered PLC	135,052	1,050,075
Standard Life Aberdeen PLC	134,624	455,869
Taylor Wimpey PLC	221,649	378,955
Tesco PLC	327,421	825,278
Unilever PLC	42,626	2,307,893
United Utilities Group PLC	44,639	433,085
Vodafone Group PLC	1,081,810	2,331,849
Whitbread PLC	9,216	540,665
Wm Morrison Supermarkets PLC	144,996	439,561
WPP PLC	71,043	784,794

		76,120,923

Total Common Stocks — 99.2% (Cost: $460,964,721)		446,632,616

Preferred Stocks

Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	3,115	226,078

Security	Shares	Value

Germany (continued)
Sartorius AG, Preference Shares, NVS	3,591	$455,788

		681,866

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, Preference Shares	2,019,630	2,577

Total Preferred Stocks — 0.1% (Cost: $777,261)		684,443

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(c)(d)	1,505,620	1,505,771
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(c)(d)	188,552	188,552

		1,694,323

Total Short-Term Investments — 0.4% (Cost: $1,694,318)		1,694,323

Total Investments in Securities — 99.7% (Cost: $463,436,300)		449,011,382

Other Assets, Less Liabilities — 0.3%		1,326,823

Net Assets — 100.0%		$450,338,205

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	318,295	1,187,325	1,505,620	$1,505,771	$9,139	(a)	$(35)	$(59)
BlackRock Cash Funds: Treasury, SL Agency Shares	196,954	(8,402)	188,552	188,552	1,022		—	—

				$1,694,323	$10,161		$(35)	$(59)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

31

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG MSCI EAFE ETF (Formerly iShares MSCI EAFE ESG Optimized ETF)

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$446,620,316	$12,300	$—	$446,632,616
Preferred Stocks	681,866	2,577	—	684,443
Money Market Funds	1,694,323	—	—	1,694,323

	$448,996,505	$14,877	$—	$449,011,382

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

32

Schedule of Investments (unaudited) November 30, 2018	iShares® ESG MSCI USA ETF (Formerly iShares MSCI USA ESG Optimized ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
Harris Corp.	1,116	$159,532
Huntington Ingalls Industries Inc.	513	110,552
L3 Technologies Inc.	680	124,637
Raytheon Co.	3,654	640,692
Spirit AeroSystems Holdings Inc., Class A	1,375	112,585
United Technologies Corp.	6,700	816,328

		1,964,326
Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	1,222	112,827
Expeditors International of Washington Inc.	4,741	360,743
United Parcel Service Inc., Class B	3,654	421,270

		894,840
Airlines — 0.1%
Delta Air Lines Inc.	1,942	117,899

Auto Components — 0.1%
Aptiv PLC	1,514	108,857

Automobiles — 0.3%
Ford Motor Co.	12,602	118,585
Tesla Inc.(a)	764	267,767

		386,352
Banks — 5.4%
Bank of America Corp.	44,936	1,276,182
BB&T Corp.	6,072	310,279
Citigroup Inc.	11,986	776,573
Citizens Financial Group Inc.	4,151	150,930
Comerica Inc.	2,958	234,214
JPMorgan Chase & Co.	15,604	1,735,009
KeyCorp.	14,566	267,141
M&T Bank Corp.	639	107,997
People’s United Financial Inc.	15,973	269,305
PNC Financial Services Group Inc. (The)	3,825	519,359
SVB Financial Group(a)	511	130,208
U.S. Bancorp.	5,206	283,519

		6,060,716
Beverages — 2.3%
Coca-Cola Co. (The)	21,221	1,069,538
Constellation Brands Inc., Class A	564	110,409
Molson Coors Brewing Co., Class B	2,884	189,681
PepsiCo Inc.	9,544	1,163,795

		2,533,423
Biotechnology — 2.8%
AbbVie Inc.	7,298	687,983
Amgen Inc.	3,749	780,729
Biogen Inc.(a)	1,110	370,429
BioMarin Pharmaceutical Inc.(a)	1,176	112,931
Celgene Corp.(a)	2,937	212,110
Gilead Sciences Inc.	8,546	614,799
Vertex Pharmaceuticals Inc.(a)	1,789	323,434

		3,102,415
Building Products — 0.8%
Allegion PLC	1,551	142,056
Johnson Controls International PLC	11,142	387,519
Lennox International Inc.	531	119,958
Masco Corp.	3,510	111,232

Security	Shares	Value

Building Products (continued)
Owens Corning	2,403	$125,316

		886,081
Capital Markets — 3.4%
Ameriprise Financial Inc.	1,074	139,352
Bank of New York Mellon Corp. (The)	9,326	478,517
BlackRock Inc.(b)	1,148	491,355
Charles Schwab Corp. (The)	3,895	174,496
CME Group Inc.	1,847	351,078
Franklin Resources Inc.	3,375	114,379
Goldman Sachs Group Inc. (The)	1,922	366,506
Intercontinental Exchange Inc.	2,979	243,444
Moody’s Corp.	1,234	196,292
Morgan Stanley	8,591	381,354
Northern Trust Corp.	3,547	351,969
S&P Global Inc.	1,058	193,466
State Street Corp.	2,722	198,760
T Rowe Price Group Inc.	1,280	127,181

		3,808,149
Chemicals — 2.3%
Axalta Coating Systems Ltd.(a)	6,127	153,359
DowDuPont Inc.	10,605	613,499
Ecolab Inc.	4,723	757,994
International Flavors & Fragrances Inc.	1,562	221,226
Linde PLC	2,367	376,472
Mosaic Co. (The)	5,142	185,112
PPG Industries Inc.	1,311	143,332
Sherwin-Williams Co. (The)	389	164,963

		2,615,957
Commercial Services & Supplies — 0.1%
Copart Inc.(a)	2,720	139,210

Communications Equipment — 1.2%
Cisco Systems Inc.	23,575	1,128,535
Motorola Solutions Inc.	1,884	247,275

		1,375,810
Construction & Engineering — 0.1%
Fluor Corp.	2,599	106,377

Consumer Finance — 0.9%
Ally Financial Inc.	4,437	118,379
American Express Co.	6,908	775,561
Capital One Financial Corp.	1,338	119,992

		1,013,932
Containers & Packaging — 0.3%
Ball Corp.	3,220	158,134
International Paper Co.	2,352	108,639
WestRock Co.	2,353	110,850

		377,623
Distributors — 0.1%
LKQ Corp.(a)	3,992	111,137

Diversified Financial Services — 0.9%
Berkshire Hathaway Inc., Class B(a)	4,849	1,058,246

Diversified Telecommunication Services — 2.1%
AT&T Inc.	35,322	1,103,459
CenturyLink Inc.	6,497	122,144
Verizon Communications Inc.	19,128	1,153,418

		2,379,021

33

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG MSCI USA ETF (Formerly iShares MSCI USA ESG Optimized ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities — 2.1%
American Electric Power Co. Inc.	2,456	$190,930
Eversource Energy	4,844	331,039
Exelon Corp.	8,284	384,295
NextEra Energy Inc.	4,623	840,045
Southern Co. (The)	4,849	229,503
Xcel Energy Inc.	6,363	333,739

		2,309,551
Electrical Equipment — 0.2%
Eaton Corp. PLC	1,475	113,487
Rockwell Automation Inc.	680	118,551

		232,038
Electronic Equipment, Instruments & Components — 0.9%
Corning Inc.	4,506	145,183
Flex Ltd.(a)	13,365	116,944
Keysight Technologies Inc.(a)	3,015	186,387
TE Connectivity Ltd.	4,834	371,880
Trimble Inc.(a)	5,184	197,148

		1,017,542
Energy Equipment & Services — 0.7%
Baker Hughes a GE Co.	8,806	200,953
National Oilwell Varco Inc.	5,452	175,064
Schlumberger Ltd.	6,094	274,839
TechnipFMC PLC	6,365	146,968

		797,824
Entertainment — 1.5%
Netflix Inc.(a)	2,013	575,980
Twenty-First Century Fox Inc., Class A, NVS	3,084	152,565
Twenty-First Century Fox Inc., Class B	2,252	110,416
Walt Disney Co. (The)	7,059	815,244

		1,654,205
Equity Real Estate Investment Trusts (REITs) — 3.0%
American Tower Corp.	3,278	539,198
Boston Properties Inc.	2,120	278,144
Crown Castle International Corp.	1,104	126,850
Digital Realty Trust Inc.	1,132	130,225
Equinix Inc.	631	243,112
HCP Inc.	4,761	139,307
Host Hotels & Resorts Inc.	5,894	111,986
Iron Mountain Inc.	6,264	212,788
Kimco Realty Corp.	6,973	114,008
Liberty Property Trust	5,900	267,211
Prologis Inc.	5,986	403,097
SBA Communications Corp.(a)	753	128,620
Simon Property Group Inc.	1,214	225,428
UDR Inc.	3,500	149,170
Weyerhaeuser Co.	9,271	244,847

		3,313,991
Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	1,824	421,855
Kroger Co. (The)	5,747	170,456
Sysco Corp.	2,366	159,468
Walgreens Boots Alliance Inc.	3,770	319,206

		1,070,985
Food Products — 1.9%
Archer-Daniels-Midland Co.	2,918	134,286
Bunge Ltd.	3,195	182,339
Campbell Soup Co.	3,522	138,062
Conagra Brands Inc.	3,238	104,717

Security	Shares	Value

Food Products (continued)
General Mills Inc.	6,580	$278,400
Hormel Foods Corp.	2,394	107,945
Kellogg Co.	5,090	323,979
Kraft Heinz Co. (The)	3,594	183,725
Lamb Weston Holdings Inc.	1,335	102,395
McCormick & Co. Inc./MD, NVS	1,691	253,650
Mondelez International Inc., Class A	6,768	304,425

		2,113,923
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	4,575	338,779
ABIOMED Inc.(a)	356	118,434
Align Technology Inc.(a)	512	117,704
Becton Dickinson and Co.	2,334	589,918
Cooper Companies Inc. (The)	455	126,868
DexCom Inc.(a)	898	116,372
Edwards Lifesciences Corp.(a)	1,594	258,244
Hologic Inc.(a)	2,606	115,732
IDEXX Laboratories Inc.(a)	1,192	242,882
Medtronic PLC	3,670	357,935
ResMed Inc.	1,439	160,866
Varian Medical Systems Inc.(a)	939	115,863

		2,659,597
Health Care Providers & Services — 3.6%
AmerisourceBergen Corp.	1,211	107,658
Anthem Inc.	501	145,325
Cardinal Health Inc.	4,877	267,406
Centene Corp.(a)	900	128,025
Cigna Corp.	1,537	343,335
CVS Health Corp.	5,882	471,736
DaVita Inc.(a)	1,833	121,088
Express Scripts Holding Co.(a)	1,824	185,081
HCA Healthcare Inc.	1,764	253,998
Henry Schein Inc.(a)(c)	3,088	275,450
Humana Inc.	831	273,790
Laboratory Corp. of America Holdings(a)	888	129,328
Quest Diagnostics Inc.	2,726	241,442
UnitedHealth Group Inc.	4,008	1,127,691

		4,071,353
Hotels, Restaurants & Leisure — 1.7%
Hilton Worldwide Holdings Inc.	3,747	283,048
Marriott International Inc./MD, Class A	2,331	268,135
McDonald’s Corp.	3,030	571,185
MGM Resorts International	4,285	115,524
Royal Caribbean Cruises Ltd.	1,003	113,409
Starbucks Corp.	6,462	431,145
Vail Resorts Inc.	593	165,554

		1,948,000
Household Durables — 0.3%
Mohawk Industries Inc.(a)	1,330	170,320
Newell Brands Inc.	4,981	116,555

		286,875
Household Products — 2.0%
Clorox Co. (The)	1,402	232,199
Colgate-Palmolive Co.	5,680	360,793
Kimberly-Clark Corp.	3,059	352,917
Procter & Gamble Co. (The)	13,233	1,250,651

		2,196,560

34

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG MSCI USA ETF (Formerly iShares MSCI USA ESG Optimized ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates — 2.2%
3M Co.	4,694	$975,976
General Electric Co.	48,030	360,225
Honeywell International Inc.	6,707	984,252
Roper Technologies Inc.	379	112,787

		2,433,240
Insurance — 2.4%
Allstate Corp. (The)	3,106	277,024
American International Group Inc.	4,697	203,145
Aon PLC	665	109,798
Chubb Ltd.	2,198	293,960
Marsh & McLennan Companies Inc.	5,318	471,707
Principal Financial Group Inc.	2,269	111,907
Progressive Corp. (The)	3,854	255,482
Prudential Financial Inc.	4,163	390,323
Travelers Companies Inc. (The)	3,284	428,135
Willis Towers Watson PLC	702	111,934

		2,653,415
Interactive Media & Services — 4.3%
Alphabet Inc., Class A(a)	1,431	1,587,909
Alphabet Inc., Class C, NVS(a)	1,504	1,646,023
Facebook Inc., Class A(a)	10,361	1,456,860
Twitter Inc.(a)	3,461	108,849

		4,799,641
Internet & Direct Marketing Retail — 3.4%
Amazon.com Inc.(a)	1,870	3,160,618
Booking Holdings Inc.(a)	225	425,673
eBay Inc.(a)	3,821	114,057
MercadoLibre Inc.	343	120,725

		3,821,073
IT Services — 4.6%
Accenture PLC, Class A	5,667	932,335
Akamai Technologies Inc.(a)	1,614	110,962
Automatic Data Processing Inc.	2,552	376,216
Cognizant Technology Solutions Corp., Class A	2,821	200,940
International Business Machines Corp.	5,703	708,712
Jack Henry & Associates Inc.	881	123,076
Mastercard Inc., Class A	4,565	917,884
PayPal Holdings Inc.(a)	5,510	472,813
Visa Inc., Class A	8,622	1,221,824
Western Union Co. (The)	5,984	112,080

		5,176,842
Leisure Products — 0.1%
Hasbro Inc.	1,616	147,056

Life Sciences Tools & Services — 1.1%
Agilent Technologies Inc.	4,725	341,854
Illumina Inc.(a)	538	181,575
IQVIA Holdings Inc.(a)	1,279	159,964
Mettler-Toledo International Inc.(a)	338	215,191
Thermo Fisher Scientific Inc.	740	184,667
Waters Corp.(a)	893	177,332

		1,260,583
Machinery — 1.8%
Caterpillar Inc.	3,551	481,764
Cummins Inc.	1,980	299,099
Deere & Co.	1,623	251,370
Flowserve Corp.	2,313	112,204
Illinois Tool Works Inc.	805	111,935
Ingersoll-Rand PLC	3,278	339,338

Security	Shares	Value

Machinery (continued)
Parker-Hannifin Corp.	1,109	$190,792
Snap-on Inc.	665	110,550
Xylem Inc./NY	2,420	176,612

		2,073,664
Media — 1.4%
Charter Communications Inc., Class A(a)	572	188,303
Comcast Corp., Class A	19,820	773,178
Discovery Inc., Class C, NVS(a)	4,012	112,055
Liberty Broadband Corp., Class C, NVS(a)	1,396	118,451
Liberty Global PLC, Class C, NVS(a)	8,707	211,493
Omnicom Group Inc.	2,189	168,487

		1,571,967
Metals & Mining — 0.2%
Newmont Mining Corp.	4,595	148,602
Nucor Corp.	1,800	108,738

		257,340
Multi-Utilities — 1.3%
CMS Energy Corp.	5,203	271,024
Consolidated Edison Inc.	4,778	383,912
Dominion Energy Inc.	2,885	214,933
Public Service Enterprise Group Inc.	2,008	112,247
Sempra Energy	3,036	349,808
WEC Energy Group Inc.	1,490	107,995

		1,439,919
Multiline Retail — 0.5%
Kohl’s Corp.	1,669	112,107
Macy’s Inc.	3,367	115,219
Nordstrom Inc.	2,110	111,556
Target Corp.	3,513	249,282

		588,164
Oil, Gas & Consumable Fuels — 4.3%
Cheniere Energy Inc.(a)	1,850	113,072
ConocoPhillips	9,933	657,366
Devon Energy Corp.	4,641	125,446
Exxon Mobil Corp.	20,257	1,610,431
Hess Corp.	5,039	271,552
HollyFrontier Corp.	1,816	113,446
Kinder Morgan Inc./DE	6,345	108,309
Marathon Oil Corp.	6,754	112,724
Marathon Petroleum Corp.	3,424	223,108
Noble Energy Inc.	4,538	107,732
Occidental Petroleum Corp.	4,558	320,291
ONEOK Inc.	3,681	226,124
Phillips 66	3,645	340,880
Pioneer Natural Resources Co.	712	105,198
Valero Energy Corp.	2,916	232,988
Williams Companies Inc. (The)	4,365	110,522

		4,779,189
Personal Products — 0.1%
Estee Lauder Companies Inc. (The), Class A	903	128,822

Pharmaceuticals — 5.1%
Allergan PLC	1,259	197,159
Bristol-Myers Squibb Co.	8,832	472,159
Eli Lilly & Co.	5,850	694,044
Jazz Pharmaceuticals PLC(a)	739	111,737
Johnson & Johnson	12,276	1,803,344
Merck & Co. Inc.	13,941	1,106,079
Pfizer Inc.	18,604	860,063

35

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG MSCI USA ETF (Formerly iShares MSCI USA ESG Optimized ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Zoetis Inc.	4,796	$450,201

		5,694,786
Professional Services — 0.3%
IHS Markit Ltd.(a)	3,657	195,174
ManpowerGroup Inc.	1,713	139,061

		334,235
Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)	5,310	231,941
Jones Lang LaSalle Inc.	796	113,987

		345,928
Road & Rail — 1.1%
CSX Corp.	4,322	313,907
Kansas City Southern	1,158	119,332
Norfolk Southern Corp.	1,920	327,821
Union Pacific Corp.	3,135	482,100

		1,243,160
Semiconductors & Semiconductor Equipment — 3.6%
Advanced Micro Devices Inc.(a)	5,601	119,301
Analog Devices Inc.	2,152	197,812
Applied Materials Inc.	7,163	267,037
Broadcom Inc.	1,477	350,655
Intel Corp.	23,369	1,152,325
Lam Research Corp.	750	117,720
Marvell Technology Group Ltd.	7,069	113,882
Micron Technology Inc.(a)	3,315	127,826
NVIDIA Corp.	3,287	537,194
QUALCOMM Inc.	4,547	264,908
Skyworks Solutions Inc.	1,550	112,794
Texas Instruments Inc.	5,698	568,945
Xilinx Inc.	1,271	117,542

		4,047,941
Software — 7.2%
Adobe Inc.(a)	2,827	709,266
Autodesk Inc.(a)	1,913	276,429
Cadence Design Systems Inc.(a)	3,360	151,334
Dell Technologies Inc., Class V(a)	1,082	114,129
Intuit Inc.	1,997	428,416
Microsoft Corp.	38,484	4,267,491
Oracle Corp.	14,691	716,333
Red Hat Inc.(a)	778	138,920
salesforce.com Inc.(a)	6,567	937,505
ServiceNow Inc.(a)	684	126,725
Symantec Corp.	4,979	110,086
VMware Inc., Class A(a)	798	133,537

		8,110,171
Specialty Retail — 2.2%
Best Buy Co. Inc.	4,017	259,458
Gap Inc. (The)	5,710	155,826

Security	Shares	Value

Specialty Retail (continued)
Home Depot Inc. (The)	6,264	$1,129,525
Lowe’s Companies Inc.	3,724	351,434
Tiffany & Co.	2,385	217,035
TJX Companies Inc. (The)	5,145	251,333
Tractor Supply Co.	1,226	116,629

		2,481,240
Technology Hardware, Storage & Peripherals — 4.1%
Apple Inc.	22,340	3,989,477
Hewlett Packard Enterprise Co.	18,700	280,500
HP Inc.	12,182	280,186

		4,550,163
Textiles, Apparel & Luxury Goods — 0.9%
Hanesbrands Inc.	7,294	116,047
NIKE Inc., Class B	6,745	506,684
PVH Corp.	1,384	152,946
VF Corp.	2,885	234,522

		1,010,199
Trading Companies & Distributors — 0.2%
Fastenal Co.	1,943	115,142
WW Grainger Inc.	436	136,922

		252,064

Total Common Stocks — 99.8% (Cost: $108,851,243)		111,913,617

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(b)(d)(e)	265,000	265,027
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(b)(d)	36,446	36,446

		301,473

Total Short-Term Investments — 0.3% (Cost: $301,454)		301,473

Total Investments in Securities — 100.1% (Cost: $109,152,697)		112,215,090

Other Assets, Less Liabilities — (0.1)%		(69,669)

Net Assets — 100.0%		$112,145,421

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

36

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG MSCI USA ETF (Formerly iShares MSCI USA ESG Optimized ETF)

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased	Shares Sold		Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	517,430	—	(252,430	)(a)	265,000	$265,027	$787	(b)	$(99)	$(37)
BlackRock Cash Funds: Treasury, SL Agency Shares	81,721	—	(45,275	)(a)	36,446	36,446	1,102		—	—
BlackRock Inc.	1,066	217	(135)		1,148	491,355	3,337		(16,311)	(38,680)
PNC Financial Services Group Inc. (The) (c)	3,164	668	(7)		3,825	519,359	3,193		(110)	(22,865)

						$1,312,187	$8,419		$(16,520)	$(61,582)

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$111,913,617	$—	$—	$111,913,617
Money Market Funds	301,473	—	—	301,473

	$112,215,090	$—	$—	$112,215,090

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

37

Schedule of Investments (unaudited) November 30, 2018	iShares® ESG MSCI USA Small-Cap ETF (Formerly iShares MSCI USA Small-Cap ESG Optimized ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.1%
Aerovironment Inc.(a)	58	$4,443
Astronics Corp.(a)	168	5,453
Axon Enterprise Inc.(a)	213	9,259
BWX Technologies Inc.	829	37,487
Cubic Corp.(b)	182	11,137
Curtiss-Wright Corp	142	15,677
Engility Holdings Inc.(a)	164	5,128
Esterline Technologies Corp.(a)	114	13,535
HEICO Corp.	71	6,001
HEICO Corp., Class A	178	12,019
Hexcel Corp.	514	31,698
KeyW Holding Corp. (The)(a)	801	7,826
Kratos Defense & Security Solutions Inc.(a)	362	4,815
Mercury Systems Inc.(a)	191	9,896
Moog Inc., Class A	219	19,151
Teledyne Technologies Inc.(a)	95	21,335
Wesco Aircraft Holdings Inc.(a)	607	5,779

		220,639
Air Freight & Logistics — 0.2%
Echo Global Logistics Inc.(a)	338	8,575
Hub Group Inc., Class A(a)	187	8,310

		16,885
Auto Components — 1.0%
American Axle & Manufacturing Holdings Inc.(a)	493	6,138
Cooper Tire & Rubber Co.	146	4,993
Cooper-Standard Holdings Inc.(a)	93	6,800
Dana Inc.	357	5,180
Dorman Products Inc.(a)	87	7,644
Fox Factory Holding Corp.(a)	129	8,219
Gentex Corp.	490	11,035
Gentherm Inc.(a)	241	11,190
LCI Industries	70	5,417
Modine Manufacturing Co.(a)	538	7,021
Tenneco Inc., Class A	442	14,917
Veoneer Inc.(a)	254	8,191
Visteon Corp.(a)	119	8,784

		105,529
Automobiles — 0.1%
Thor Industries Inc.	137	9,290

Banks — 8.3%
Ameris Bancorp.	163	6,981
BancFirst Corp.	163	9,099
BancorpSouth Bank	740	22,785
Bank of Hawaii Corp.	582	46,414
Bank OZK	511	13,848
BankUnited Inc.	360	12,434
Banner Corp.	164	9,840
BOK Financial Corp.	90	7,587
Bryn Mawr Bank Corp.	128	5,033
Cadence BanCorp.	307	6,297
Chemical Financial Corp.	288	13,594
Columbia Banking System Inc.	350	14,238
Commerce Bancshares Inc.	4	249
Community Trust Bancorp. Inc.	112	5,176
Cullen/Frost Bankers Inc.	456	45,746
CVB Financial Corp.	757	17,593
FCB Financial Holdings Inc., Class A(a)	168	6,659

Security	Shares	Value

Banks (continued)
First Financial Bancorp.	805	$22,476
First Financial Bankshares Inc.	435	28,501
First Hawaiian Inc.	206	5,360
First Interstate BancSystem Inc., Class A	315	13,680
Fulton Financial Corp.	1,622	28,239
Glacier Bancorp. Inc.	294	13,883
Great Western Bancorp. Inc.	626	23,362
Guaranty Bancorp.	201	5,148
Hancock Whitney Corp.	193	7,762
Heartland Financial USA Inc.	206	11,268
Heritage Financial Corp./WA	198	6,924
HomeTrust Bancshares Inc.	342	8,889
Independent Bank Corp./Rockland MA	73	5,867
International Bancshares Corp.	852	32,708
Investors Bancorp. Inc.	2,042	25,076
LegacyTexas Financial Group Inc.	235	9,120
Live Oak Bancshares Inc.	268	4,800
MB Financial Inc.	409	18,765
National Bank Holdings Corp., Class A	358	13,328
NBT Bancorp. Inc.	140	5,456
Old Line Bancshares Inc.	337	10,225
Opus Bank	555	11,988
PacWest Bancorp.	155	6,237
Pinnacle Financial Partners Inc.	308	17,664
Popular Inc.	320	18,048
QCR Holdings Inc.	248	9,139
ServisFirst Bancshares Inc.	174	6,850
Simmons First National Corp., Class A	543	15,964
South State Corp.	159	11,537
State Bank Financial Corp.	641	15,448
Sterling Bancorp./DE	368	7,102
Texas Capital Bancshares Inc.(a)	269	16,049
TriState Capital Holdings Inc.(a)	236	5,926
Triumph Bancorp. Inc.(a)(b)	140	5,359
Trustmark Corp.	276	8,926
UMB Financial Corp.	317	21,451
Umpqua Holdings Corp.	946	18,201
Union Bankshares Corp.	325	11,505
United Bankshares Inc./WV	320	11,574
Univest Corp. of Pennsylvania.	194	4,947
Webster Financial Corp.	539	32,432
Westamerica Bancorp.	170	10,744
Western Alliance Bancorp.(a)(b)	537	25,169
Wintrust Financial Corp.	239	18,487

		855,157
Beverages — 0.0%
Boston Beer Co. Inc. (The), Class A, NVS(a)	17	4,667

Biotechnology — 4.8%
ACADIA Pharmaceuticals Inc.(a)	482	9,187
Acceleron Pharma Inc.(a)(b)	172	9,104
Acorda Therapeutics Inc.(a)	266	5,434
Agios Pharmaceuticals Inc.(a)(b)	179	11,778
Aimmune Therapeutics Inc.(a)	209	4,964
Alder Biopharmaceuticals Inc.(a)(b)	388	5,192
Amicus Therapeutics Inc.(a)	682	7,529
AnaptysBio Inc.(a)	69	5,146
Arena Pharmaceuticals Inc.(a)	126	5,167
Array BioPharma Inc.(a)	624	9,940
Atara Biotherapeutics Inc.(a)(b)	139	5,553

38

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG MSCI USA Small-Cap ETF (Formerly iShares MSCI USA Small-Cap ESG Optimized ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Audentes Therapeutics Inc.(a)	216	$5,281
BioCryst Pharmaceuticals Inc.(a)	568	5,214
Bluebird Bio Inc.(a)	181	22,243
Blueprint Medicines Corp.(a)	128	7,343
Clovis Oncology Inc.(a)	284	4,888
Coherus Biosciences Inc.(a)	425	4,701
Denali Therapeutics Inc.(a)	267	5,118
Dicerna Pharmaceuticals Inc.(a)	366	5,457
Eagle Pharmaceuticals Inc./DE(a)(b)	104	5,242
Emergent BioSolutions Inc.(a)	99	7,211
Enanta Pharmaceuticals Inc.(a)	61	4,828
Esperion Therapeutics Inc.(a)	115	6,113
Exact Sciences Corp.(a)	337	26,279
Exelixis Inc.(a)	717	14,562
FibroGen Inc.(a)	289	12,531
Flexion Therapeutics Inc.(a)(b)	314	5,121
G1 Therapeutics Inc.(a)	129	4,932
Global Blood Therapeutics Inc.(a)	187	5,898
Halozyme Therapeutics Inc.(a)	443	7,314
Heron Therapeutics Inc.(a)	212	6,091
Immunomedics Inc.(a)(b)	425	8,538
Insmed Inc.(a)(b)	376	6,734
Intercept Pharmaceuticals Inc.(a)(b)	66	7,320
Ionis Pharmaceuticals Inc.(a)	386	22,500
Iovance Biotherapeutics Inc.(a)	561	5,425
Ironwood Pharmaceuticals Inc.(a)	414	5,722
Karyopharm Therapeutics Inc.(a)	483	5,023
Ligand Pharmaceuticals Inc.(a)	73	11,517
Loxo Oncology Inc.(a)	73	10,251
Mirati Therapeutics Inc.(a)	120	4,631
Momenta Pharmaceuticals Inc.(a)	407	4,819
Myriad Genetics Inc.(a)	156	5,029
Neurocrine Biosciences Inc.(a)	253	22,332
OPKO Health Inc.(a)	1,543	5,771
Progenics Pharmaceuticals Inc.(a)	976	5,065
PTC Therapeutics Inc.(a)	154	5,470
REGENXBIO Inc.(a)	93	5,572
Repligen Corp.(a)	221	14,292
Sage Therapeutics Inc.(a)	150	17,294
Sangamo Therapeutics Inc.(a)	468	5,789
Sarepta Therapeutics Inc.(a)	191	24,729
Spark Therapeutics Inc.(a)(b)	189	7,963
TESARO Inc.(a)(b)	197	9,137
Ultragenyx Pharmaceutical Inc.(a)	216	11,593
uniQure NV(a)	188	5,505
Vanda Pharmaceuticals Inc.(a)	208	5,208
Xencor Inc.(a)	131	5,503

		494,093
Building Products — 0.6%
AAON Inc.	247	9,374
Advanced Drainage Systems Inc.	335	9,136
Armstrong Flooring Inc.(a)	314	4,911
Armstrong World Industries Inc.(a)	293	19,628
Builders FirstSource Inc.(a)	632	8,551
Trex Co. Inc.(a)	91	5,799
USG Corp.	207	8,909

		66,308
Capital Markets — 2.1%
Donnelley Financial Solutions Inc.(a)	342	5,698

Security	Shares	Value

Capital Markets (continued)
Evercore Inc., Class A	112	$9,247
FactSet Research Systems Inc.	232	54,402
Federated Investors Inc., Class B	191	5,058
Interactive Brokers Group Inc., Class A	96	5,554
INTL. FCStone Inc.(a)	140	5,454
Janus Henderson Group PLC	1,651	38,633
Legg Mason Inc.	919	26,623
LPL Financial Holdings Inc.	314	20,149
MarketAxess Holdings Inc.	99	21,555
Moelis & Co., Class A	126	5,093
Morningstar Inc.	83	9,806
Stifel Financial Corp.	103	4,972
Virtu Financial Inc., Class A	235	5,915

		218,159
Chemicals — 1.3%
HB Fuller Co.	314	15,147
Huntsman Corp.	242	4,893
Ingevity Corp.(a)	65	6,371
Innospec Inc.	147	10,840
Kraton Corp.(a)	201	5,266
Minerals Technologies Inc.	433	24,369
PolyOne Corp.	150	5,043
RPM International Inc.	265	17,477
Scotts Miracle-Gro Co. (The)	79	6,002
Stepan Co.	81	6,547
Trinseo SA	252	12,734
Tronox Ltd., Class A	467	4,941
Valvoline Inc.	604	12,738

		132,368
Commercial Services & Supplies — 3.1%
ABM Industries Inc.	331	10,486
ACCO Brands Corp.	623	5,059
Brady Corp., Class A, NVS	407	17,729
Brink’s Co. (The)	105	7,436
Cimpress NV(a)	91	10,980
Clean Harbors Inc.(a)	116	7,486
Covanta Holding Corp.	867	14,358
Deluxe Corp.	111	5,589
Essendant Inc.	402	5,081
Healthcare Services Group Inc.	286	13,499
Herman Miller Inc.	408	13,815
HNI Corp.	130	5,012
Interface Inc.	402	6,512
KAR Auction Services Inc.	894	51,083
Knoll Inc.	276	5,346
Matthews International Corp., Class A	410	17,273
McGrath RentCorp.	172	9,190
Mobile Mini Inc.	213	8,609
MSA Safety Inc.	107	11,662
Pitney Bowes Inc.	1,683	14,205
Quad/Graphics Inc.	327	5,356
SP Plus Corp.(a)	240	7,274
Steelcase Inc., Class A	453	7,339
Team Inc.(a)(b)	310	5,180
Tetra Tech Inc.	325	19,812
UniFirst Corp./MA	120	18,529
Viad Corp.	221	11,127

		315,027

39

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG MSCI USA Small-Cap ETF (Formerly iShares MSCI USA Small-Cap ESG Optimized ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment — 1.2%
ADTRAN Inc.	437	$5,441
ARRIS International PLC(a)	467	14,430
Ciena Corp.(a)	650	21,203
EchoStar Corp., Class A(a)	120	5,021
Finisar Corp.(a)	335	7,822
Infinera Corp.(a)	1,130	4,870
InterDigital Inc.	138	10,386
Lumentum Holdings Inc.(a)	243	10,806
NETGEAR Inc.(a)	98	5,429
NetScout Systems Inc.(a)	247	6,615
Oclaro Inc.(a)	671	5,415
Plantronics Inc.	254	11,626
Ribbon Communications Inc.(a)	857	4,576
Ubiquiti Networks Inc.	46	5,013
Viavi Solutions Inc.(a)	546	5,537

		124,190
Construction & Engineering — 1.9%
AECOM(a)	1,238	39,814
Aegion Corp.(a)	270	5,157
Argan Inc.	125	5,434
Comfort Systems USA Inc.	319	16,799
Dycom Industries Inc.(a)	77	5,102
EMCOR Group Inc.	377	27,468
Granite Construction Inc.	216	10,936
Great Lakes Dredge & Dock Corp.(a)	702	5,202
KBR Inc.	311	5,775
MasTec Inc.(a)	147	6,628
MYR Group Inc.(a)	222	6,949
Quanta Services Inc.(a)	1,026	36,013
Valmont Industries Inc.	132	17,231
Willscot Corp.(a)	371	5,112

		193,620
Construction Materials — 0.1%
Summit Materials Inc., Class A(a)	469	6,800
U.S. Concrete Inc.(a)(b)	163	6,411

		13,211
Consumer Finance — 0.4%
Credit Acceptance Corp.(a)	20	8,189
Encore Capital Group Inc.(a)(b)	198	5,540
Green Dot Corp., Class A(a)	124	10,334
OneMain Holdings Inc.(a)	179	5,239
PRA Group Inc.(a)	329	10,041
SLM Corp.(a)	499	5,125

		44,468
Containers & Packaging — 1.0%
AptarGroup Inc.	297	30,903
Bemis Co. Inc.	164	7,997
Berry Global Group Inc.(a)	330	16,605
Graphic Packaging Holding Co.	420	5,036
Greif Inc., Class A, NVS	155	7,947
Owens-Illinois Inc.(a)	467	8,588
Sonoco Products Co.	466	26,814

		103,890
Distributors — 0.3%
Pool Corp.	211	34,290

Diversified Consumer Services — 1.9%
Adtalem Global Education Inc.(a)	90	5,197
American Public Education Inc.(a)	171	5,410

Security	Shares	Value

Diversified Consumer Services (continued)
Bright Horizons Family Solutions Inc.(a)	484	$58,893
Carriage Services Inc.	992	16,904
frontdoor Inc.(a)	281	6,544
Graham Holdings Co., Class B	13	8,566
Grand Canyon Education Inc.(a)(b)	106	12,970
Houghton Mifflin Harcourt Co.(a)	570	5,672
Service Corp. International/U.S	740	34,188
ServiceMaster Global Holdings Inc.(a)	669	29,617
Sotheby’s(a)	178	7,118
Weight Watchers International Inc.(a)	141	7,053

		198,132
Diversified Financial Services — 0.1%
On Deck Capital Inc.(a)	652	5,112

Diversified Telecommunication Services — 0.2%
Consolidated Communications Holdings Inc.	376	5,174
Iridium Communications Inc.(a)	327	7,809
ORBCOMM Inc.(a)	542	5,138
Vonage Holdings Corp.(a)	504	5,337

		23,458
Electric Utilities — 0.8%
Hawaiian Electric Industries Inc.	700	26,824
IDACORP Inc.	392	38,510
Portland General Electric Co.	436	20,993

		86,327
Electrical Equipment — 0.9%
Atkore International Group Inc.(a)	326	6,657
EnerSys	236	20,619
Generac Holdings Inc.(a)	185	10,530
Hubbell Inc.	190	20,931
nVent Electric PLC	310	7,756
Regal Beloit Corp.	202	15,792
Sunrun Inc.(a)	403	5,904

		88,189
Electronic Equipment, Instruments & Components — 3.5%
Anixter International Inc.(a)	128	8,187
Avnet Inc.	502	21,998
Badger Meter Inc.	257	14,264
Belden Inc.	144	8,032
Benchmark Electronics Inc.	231	5,507
Coherent Inc.(a)	96	13,263
CTS Corp.	338	9,805
Dolby Laboratories Inc., Class A	260	18,304
Electro Scientific Industries Inc.(a)	171	5,027
Fabrinet(a)	154	8,120
Insight Enterprises Inc.(a)	195	8,693
Itron Inc.(a)	134	7,258
Jabil Inc.	203	5,069
KEMET Corp.	272	5,571
Littelfuse Inc.	81	15,499
Methode Electronics Inc.	486	14,726
MTS Systems Corp.	219	11,268
National Instruments Corp.	901	44,113
Novanta Inc.(a)	167	10,843
OSI Systems Inc.(a)	201	14,552
Plexus Corp.(a)	272	16,603
Rogers Corp.(a)	87	11,194
Sanmina Corp.(a)	202	5,462
SYNNEX Corp.	161	12,999

40

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG MSCI USA Small-Cap ETF (Formerly iShares MSCI USA Small-Cap ESG Optimized ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Tech Data Corp.(a)	180	$16,191
Vishay Intertechnology Inc.	520	10,842
Zebra Technologies Corp., Class A(a)	185	33,263

		356,653
Energy Equipment & Services — 1.5%
Apergy Corp.(a)	310	10,627
Archrock Inc.	631	6,436
C&J Energy Services Inc.(a)	384	6,597
Cactus Inc., Class A(a)	173	4,996
Core Laboratories NV	338	28,091
Dril-Quip Inc.(a)	122	4,790
Ensco PLC, Class A	1,059	6,005
Exterran Corp.(a)	273	6,143
Forum Energy Technologies Inc.(a)	683	4,569
Helix Energy Solutions Group Inc.(a)	620	5,084
Keane Group Inc.(a)	455	5,060
McDermott International Inc.(a)	899	7,830
Natural Gas Services Group Inc.(a)	241	4,755
NCS Multistage Holdings Inc.(a)(b)	651	4,752
Newpark Resources Inc.(a)	729	5,606
Oceaneering International Inc.(a)	506	8,496
Oil States International Inc.(a)	238	5,336
Patterson-UTI Energy Inc.	446	6,190
Superior Energy Services Inc.(a)	747	4,071
Tidewater Inc.(a)(b)	204	4,851
U.S. Silica Holdings Inc.	516	7,322
Unit Corp.(a)	236	4,909
Weatherford International PLC(a)(b)	7,551	4,319

		156,835
Entertainment — 0.7%
Cinemark Holdings Inc.	841	32,269
IMAX Corp.(a)	523	9,707
Lions Gate Entertainment Corp., Class A	412	7,997
Pandora Media Inc.(a)	755	6,561
World Wrestling Entertainment Inc., Class A	103	7,618
Zynga Inc., Class A(a)	1,902	6,885

		71,037
Equity Real Estate Investment Trusts (REITs) — 9.3%
Agree Realty Corp.	85	5,063
American Campus Communities Inc.	806	35,327
Americold Realty Trust	351	9,407
Apartment Investment & Management Co., Class A	225	10,595
Brandywine Realty Trust	3,167	45,193
Brixmor Property Group Inc.	1,824	30,096
CBL & Associates Properties Inc.(b)	1,843	4,810
Chatham Lodging Trust	264	5,277
Colony Capital Inc.	1,464	9,018
CorePoint Lodging Inc.	352	4,953
CoreSite Realty Corp.	249	24,268
Corporate Office Properties Trust	1,294	31,664
Cousins Properties Inc.	2,390	20,196
CubeSmart	504	15,695
CyrusOne Inc.	505	28,320
DiamondRock Hospitality Co.	1,245	13,122
Douglas Emmett Inc.	1,311	48,402
Easterly Government Properties Inc.(b)	1,872	34,108
EPR Properties	78	5,525
First Industrial Realty Trust Inc.	407	13,048
Forest City Realty Trust Inc., Class A	1,674	42,352

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Four Corners Property Trust Inc.	462	$12,816
Franklin Street Properties Corp.	1,684	12,967
Gaming and Leisure Properties Inc.	236	8,125
Government Properties Income Trust	652	5,738
Hannon Armstrong Sustainable Infrastructure Capital Inc.	365	8,340
Healthcare Trust of America Inc., Class A	339	9,533
Highwoods Properties Inc.	114	4,944
Hospitality Properties Trust	522	14,010
Hudson Pacific Properties Inc.	504	15,553
InfraREIT Inc.(a)	286	6,549
JBG SMITH Properties	703	28,169
Kilroy Realty Corp.(b)	852	59,717
Kite Realty Group Trust(b)	313	5,168
Lamar Advertising Co., Class A	67	5,081
Life Storage Inc.(b)	208	20,309
Medical Properties Trust Inc.	297	5,129
MGM Growth Properties LLC, Class A	232	6,610
National Health Investors Inc.	154	12,009
National Storage Affiliates Trust	179	5,007
NexPoint Residential Trust Inc.	137	4,999
NorthStar Realty Europe Corp.	322	5,268
Omega Healthcare Investors Inc.	135	5,122
Outfront Media Inc.	532	11,055
Paramount Group Inc.	1,041	14,855
Park Hotels & Resorts Inc.	463	14,270
Piedmont Office Realty Trust Inc., Class A	322	5,967
PotlatchDeltic Corp.	195	7,235
QTS Realty Trust Inc., Class A	300	12,177
Rayonier Inc.	227	7,180
Rexford Industrial Realty Inc.	422	13,774
RLJ Lodging Trust	574	11,675
Sabra Health Care REIT Inc.	961	18,538
Select Income REIT	852	16,444
Senior Housing Properties Trust	383	5,270
SITE Centers Corp.	440	5,474
STAG Industrial Inc.	187	5,010
STORE Capital Corp.	398	11,924
Sunstone Hotel Investors Inc.	411	6,272
Tanger Factory Outlet Centers Inc.	212	5,014
Taubman Centers Inc.	98	5,188
Tier REIT Inc.	556	13,088
Uniti Group Inc.(a)	790	15,745
VICI Properties Inc.	1,755	38,206
Washington Prime Group Inc.	1,025	6,406
Washington REIT	275	7,414
Weingarten Realty Investors	176	5,079

		960,862
Food & Staples Retailing — 1.0%
Casey’s General Stores Inc.	86	11,134
Chefs’ Warehouse Inc. (The)(a)	141	5,374
Performance Food Group Co.(a)	468	16,127
PriceSmart Inc.	223	14,917
SpartanNash Co.	271	5,081
Sprouts Farmers Market Inc.(a)	335	7,712
U.S. Foods Holding Corp.(a)	829	27,506
United Natural Foods Inc.(a)	451	9,746

		97,597
Food Products — 0.9%
B&G Foods Inc.	179	5,429

41

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG MSCI USA Small-Cap ETF (Formerly iShares MSCI USA Small-Cap ESG Optimized ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Darling Ingredients Inc.(a)	796	$17,416
Dean Foods Co.	863	4,350
Flowers Foods Inc.	553	10,944
Fresh Del Monte Produce Inc.	158	5,317
Freshpet Inc.(a)	238	7,854
Hain Celestial Group Inc. (The)(a)(b)	495	10,247
Post Holdings Inc.(a)	162	15,673
Simply Good Foods Co. (The)(a)	351	7,132
TreeHouse Foods Inc.(a)(b)	189	9,941

		94,303
Gas Utilities — 1.0%
Chesapeake Utilities Corp.	117	10,067
National Fuel Gas Co.	334	17,986
New Jersey Resources Corp.	220	10,676
Northwest Natural Holding Co.	158	10,480
ONE Gas Inc.	132	11,232
South Jersey Industries Inc.	441	13,759
Southwest Gas Holdings Inc.	301	23,710
Spire Inc.	71	5,603

		103,513
Health Care Equipment & Supplies — 3.4%
AngioDynamics Inc.(a)	325	6,984
AtriCure Inc.(a)	215	7,200
Atrion Corp.	7	5,413
Avanos Medical Inc.(a)	112	5,344
Cantel Medical Corp.	92	7,901
Cardiovascular Systems Inc.(a)	185	5,711
CryoLife Inc.(a)	171	5,185
GenMark Diagnostics Inc.(a)	988	5,147
Glaukos Corp.(a)	140	9,223
Globus Medical Inc., Class A(a)	265	12,797
Haemonetics Corp.(a)	186	19,954
Heska Corp.(a)	55	5,719
Hill-Rom Holdings Inc.	114	11,053
Inogen Inc.(a)	54	7,957
Insulet Corp.(a)	135	11,331
Integer Holdings Corp.(a)	77	6,821
Integra LifeSciences Holdings Corp.(a)	124	6,650
iRhythm Technologies Inc.(a)	76	5,630
LeMaitre Vascular Inc.	181	5,048
LivaNova PLC(a)	175	17,708
Merit Medical Systems Inc.(a)	265	16,708
Neogen Corp.(a)(b)	93	6,032
Nevro Corp.(a)	129	5,355
Novocure Ltd.(a)	177	6,075
NuVasive Inc.(a)	136	8,662
OraSure Technologies Inc.(a)	386	4,902
Orthofix Medical Inc.(a)	119	7,170
Penumbra Inc.(a)	123	17,124
Quidel Corp.(a)	145	8,819
STAAR Surgical Co.(a)	175	6,652
STERIS PLC	316	37,629
Tactile Systems Technology Inc.(a)(b)	93	5,230
Varex Imaging Corp.(a)	206	5,428
West Pharmaceutical Services Inc.	357	39,113
Wright Medical Group NV(a)	175	4,893

		348,568
Health Care Providers & Services — 2.8%
Acadia Healthcare Co. Inc.(a)(b)	189	6,420

Security	Shares	Value

Health Care Providers & Services (continued)
Addus HomeCare Corp.(a)	84	$6,234
Amedisys Inc.(a)	111	15,124
AMN Healthcare Services Inc.(a)	230	14,651
BioTelemetry Inc.(a)	150	10,641
Brookdale Senior Living Inc.(a)	724	6,190
Chemed Corp.	41	12,988
Civitas Solutions Inc.(a)	356	4,941
CorVel Corp.(a)	102	7,109
Cross Country Healthcare Inc.(a)	572	5,188
Diplomat Pharmacy Inc.(a)	343	5,310
Encompass Health Corp.	379	28,505
Ensign Group Inc. (The)	135	6,125
HealthEquity Inc.(a)	126	11,175
LHC Group Inc.(a)	94	9,858
MEDNAX Inc.(a)	359	14,432
Molina Healthcare Inc.(a)	140	19,559
National Research Corp.	227	9,051
Owens & Minor Inc.	586	4,471
Patterson Companies Inc.	862	21,869
Premier Inc., Class A(a)	392	15,547
Providence Service Corp. (The)(a)	134	9,489
R1 RCM Inc.(a)	750	6,870
Select Medical Holdings Corp.(a)	540	10,465
Tenet Healthcare Corp.(a)	231	6,022
Tivity Health Inc.(a)	324	13,271
U.S. Physical Therapy Inc.	97	11,542

		293,047
Health Care Technology — 0.8%
Allscripts Healthcare Solutions Inc.(a)	1,383	14,121
athenahealth Inc.(a)	143	19,033
HMS Holdings Corp.(a)	270	9,650
Medidata Solutions Inc.(a)	209	16,137
Omnicell Inc.(a)	69	5,329
Teladoc Health Inc.(a)(b)	211	13,177
Vocera Communications Inc.(a)	137	5,444

		82,891
Hotels, Restaurants & Leisure — 2.7%
BBX Capital Corp.	607	4,079
Boyd Gaming Corp.	451	11,194
Brinker International Inc.	200	10,216
Caesars Entertainment Corp.(a)	2,484	21,164
Churchill Downs Inc.	65	18,055
Cracker Barrel Old Country Store Inc.	38	6,871
Dave & Buster’s Entertainment Inc.	120	6,823
Dine Brands Global Inc.	82	7,313
Dunkin’ Brands Group Inc.	465	34,410
El Pollo Loco Holdings Inc.(a)	651	9,941
Eldorado Resorts Inc.(a)	202	8,884
Hilton Grand Vacations Inc.(a)	191	6,124
International Speedway Corp., Class A	162	6,859
Jack in the Box Inc.	75	6,652
Marriott Vacations Worldwide Corp.	147	11,936
Penn National Gaming Inc.(a)	421	9,308
Planet Fitness Inc., Class A(a)	197	10,878
PlayAGS Inc.(a)	257	5,770
Red Robin Gourmet Burgers Inc.(a)	141	4,891
Scientific Games Corp./DE, Class A(a)	309	6,019
Shake Shack Inc., Class A(a)	182	10,110
Six Flags Entertainment Corp.	242	14,849

42

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG MSCI USA Small-Cap ETF (Formerly iShares MSCI USA Small-Cap ESG Optimized ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Sonic Corp.	114	$4,953
Texas Roadhouse Inc.	93	6,141
Wendy’s Co. (The)	756	13,555
Wingstop Inc.	77	5,053
Wyndham Destinations Inc.	128	5,308
Wyndham Hotels & Resorts Inc.	256	12,833

		280,189
Household Durables — 1.1%
Century Communities Inc.(a)	251	5,163
Ethan Allen Interiors Inc.	245	5,091
Green Brick Partners Inc.(a)	585	4,856
Helen of Troy Ltd.(a)	141	20,167
iRobot Corp.(a)(b)	142	13,547
KB Home	400	8,444
La-Z-Boy Inc.	227	6,635
LGI Homes Inc.(a)	126	5,816
MDC Holdings Inc.	182	5,360
Meritage Homes Corp.(a)	136	5,202
Tempur Sealy International Inc.(a)(b)	112	5,710
Toll Brothers Inc.	269	8,869
TopBuild Corp.(a)	102	5,197
Tupperware Brands Corp.	221	8,389

		108,446
Household Products — 0.2%
Energizer Holdings Inc.	278	12,463
Spectrum Brands Holdings Inc.	100	4,938

		17,401
Independent Power and Renewable Electricity Producers — 0.7%
Clearway Energy Inc., Class C	797	14,553
NextEra Energy Partners LP	208	9,714
Ormat Technologies Inc.	348	19,519
Pattern Energy Group Inc., Class A	947	19,593
TerraForm Power Inc., Class A	901	10,362

		73,741
Industrial Conglomerates — 0.4%
Carlisle Companies Inc.	286	30,179
Raven Industries Inc.	231	9,321

		39,500
Insurance — 1.7%
American Equity Investment Life Holding Co.	171	5,836
Aspen Insurance Holdings Ltd.	311	13,018
Assured Guaranty Ltd.	202	8,246
Axis Capital Holdings Ltd.	231	12,786
Brown & Brown Inc.	524	15,206
CNO Financial Group Inc.	285	5,215
Crawford & Co., Class A, NVS	552	4,985
Erie Indemnity Co., Class A, NVS	82	11,222
First American Financial Corp.	630	30,448
Genworth Financial Inc., Class A(a)	1,930	8,994
Hanover Insurance Group Inc. (The)	151	17,321
Horace Mann Educators Corp.	134	5,398
Kemper Corp.	70	5,327
Old Republic International Corp.	260	5,863
ProAssurance Corp.	179	7,828
Universal Insurance Holdings Inc.	135	5,925
White Mountains Insurance Group Ltd.	10	9,287

		172,905

Security	Shares	Value

Interactive Media & Services — 0.1%
ANGI Homeservices Inc., Class A(a)	277	$4,856
Yelp Inc.(a)	165	5,555

		10,411
Internet & Direct Marketing Retail — 0.5%
Etsy Inc.(a)	373	20,157
Groupon Inc.(a)	1,686	5,176
Nutrisystem Inc.	157	5,839
Quotient Technology Inc.(a)	514	6,317
Shutterfly Inc.(a)	208	10,398
Stamps.com Inc.(a)	34	5,829

		53,716
IT Services — 2.7%
Black Knight Inc.(a)	464	21,038
Booz Allen Hamilton Holding Corp.	584	29,965
CACI International Inc., Class A(a)	74	12,203
Carbonite Inc.(a)	188	5,326
Cardtronics PLC, Class A(a)(b)	168	5,450
Conduent Inc.(a)	1,143	14,653
CoreLogic Inc./U.S.(a)	126	5,098
CSG Systems International Inc.	141	4,945
EPAM Systems Inc.(a)	112	14,588
Euronet Worldwide Inc.(a)	110	12,937
Everi Holdings Inc.(a)	816	5,484
ExlService Holdings Inc.(a)	140	8,114
Limelight Networks Inc.(a)	1,524	5,014
LiveRamp Holdings Inc.(a)	211	9,980
MAXIMUS Inc.	78	5,547
Perspecta Inc.	406	8,571
Science Applications International Corp.	188	13,070
ServiceSource International Inc.(a)	424	560
Sykes Enterprises Inc.(a)	400	11,048
Travelport Worldwide Ltd.	1,081	16,518
TTEC Holdings Inc.	180	5,265
Twilio Inc., Class A(a)	268	25,323
Virtusa Corp.(a)	183	8,112
WEX Inc.(a)	177	27,430

		276,239
Leisure Products — 0.1%
Brunswick Corp./DE	97	5,145
Callaway Golf Co.	497	8,513

		13,658
Life Sciences Tools & Services — 1.3%
Accelerate Diagnostics Inc.(a)	383	5,657
Bio-Rad Laboratories Inc., Class A(a)	32	8,783
Bio-Techne Corp.	88	14,205
Bruker Corp.	523	17,332
Charles River Laboratories International Inc.(a)	54	7,282
Luminex Corp.	398	11,689
Medpace Holdings Inc.(a)	95	5,882
NeoGenomics Inc.(a)	357	5,855
PerkinElmer Inc.	407	35,433
PRA Health Sciences Inc.(a)	135	15,760
Syneos Health Inc.(a)	163	8,430

		136,308
Machinery — 4.0%
Actuant Corp., Class A	332	8,499
AGCO Corp.	253	15,099
Alamo Group Inc.	80	6,625
Allison Transmission Holdings Inc.	396	18,656

43

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG MSCI USA Small-Cap ETF (Formerly iShares MSCI USA Small-Cap ESG Optimized ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Barnes Group Inc.	288	$17,294
Briggs & Stratton Corp.	476	7,102
Chart Industries Inc.(a)	140	8,898
Crane Co.	62	5,355
Donaldson Co. Inc.	652	36,538
ESCO Technologies Inc.	181	12,721
Evoqua Water Technologies Corp.(a)	730	6,672
Federal Signal Corp.	308	7,226
Franklin Electric Co. Inc.	286	12,941
Gardner Denver Holdings Inc.(a)	309	7,648
Gates Industrial Corp. PLC(a)(b)	358	5,273
Graco Inc.	183	8,061
Harsco Corp.(a)	214	5,725
Hillenbrand Inc.	170	7,533
Hyster-Yale Materials Handling Inc.	93	6,089
ITT Inc.	257	14,251
John Bean Technologies Corp.	90	7,429
Kennametal Inc.	221	9,242
Lincoln Electric Holdings Inc.	60	5,157
Lindsay Corp.	71	7,182
Lydall Inc.(a)	216	4,780
Meritor Inc.(a)	436	7,194
Navistar International Corp.(a)	327	10,477
Nordson Corp.	92	11,078
Oshkosh Corp.	343	24,466
Proto Labs Inc.(a)	88	11,325
Tennant Co.	86	5,147
Terex Corp.	240	7,934
Timken Co. (The)	129	5,179
Toro Co. (The)	385	23,866
TriMas Corp.(a)	260	7,548
Wabash National Corp.	358	5,563
Watts Water Technologies Inc., Class A	121	8,925
Welbilt Inc.(a)	683	9,439
Woodward Inc.	265	22,175

		412,312
Media — 1.4%
Cable One Inc.	13	11,691
Entercom Communications Corp., Class A	800	5,224
Gannett Co. Inc.	964	9,997
GCI Liberty Inc., Class A(a)	260	12,446
Gray Television Inc.(a)	285	5,270
Hemisphere Media Group Inc.(a)	791	10,971
John Wiley & Sons Inc., Class A	245	13,546
Liberty Latin America Ltd., Class C, NVS(a)(b)	417	7,710
Loral Space & Communications Inc.(a)	152	6,462
Meredith Corp.	108	6,184
National CineMedia Inc.	731	5,051
New York Times Co. (The), Class A	675	18,110
Nexstar Media Group Inc., Class A	69	5,702
Scholastic Corp., NVS	110	5,083
Sinclair Broadcast Group Inc., Class A	199	6,259
TEGNA Inc.	421	5,595
Tribune Media Co., Class A	238	9,582

		144,883
Metals & Mining — 1.3%
Alcoa Corp.(a)	669	21,281
Century Aluminum Co.(a)	576	5,172
Cleveland-Cliffs Inc.(a)	898	8,333

Security	Shares	Value

Metals & Mining (continued)
Commercial Metals Co.	554	$10,676
Compass Minerals International Inc.	207	10,371
Reliance Steel & Aluminum Co.	429	34,513
Royal Gold Inc.	358	26,188
Schnitzer Steel Industries Inc., Class A	310	8,683
U.S. Steel Corp.	267	6,157

		131,374
Mortgage Real Estate Investment — 0.7%
Apollo Commercial Real Estate Finance Inc.	770	14,584
Chimera Investment Corp.	386	7,407
Granite Point Mortgage Trust Inc.	325	6,162
New Residential Investment Corp.	449	7,723
Ready Capital Corp.	342	5,096
Starwood Property Trust Inc.	1,190	26,620

		67,592
Multi-Utilities — 0.6%
Avista Corp.	658	34,229
MDU Resources Group Inc.	484	12,811
Vectren Corp.	238	17,091

		64,131
Multiline Retail — 0.1%
Big Lots Inc.	190	8,276

Oil, Gas & Consumable Fuels — 2.6%
California Resources Corp.(a)	233	5,578
Callon Petroleum Co.(a)	829	7,088
Carrizo Oil & Gas Inc.(a)	297	5,082
Centennial Resource Development Inc./DE, Class A(a)(b)	332	5,153
Chesapeake Energy Corp.(a)(b)	2,956	8,632
CNX Resources Corp.(a)	475	6,574
CONSOL Energy Inc.(a)	135	4,639
Delek U.S. Holdings Inc.	297	11,818
Denbury Resources Inc.(a)	2,884	6,518
EnLink Midstream LLC.	436	4,983
EQT Corp.	977	18,280
Green Plains Inc.	320	5,200
Gulfport Energy Corp.(a)	598	5,095
Kosmos Energy Ltd.(a)	1,988	10,695
Laredo Petroleum Inc.(a)(b)	994	4,344
Matador Resources Co.(a)	215	4,902
Murphy Oil Corp.	278	8,868
Newfield Exploration Co.(a)	926	15,696
Oasis Petroleum Inc.(a)	913	6,519
PBF Energy Inc., Class A	363	14,041
PDC Energy Inc.(a)	192	6,516
Peabody Energy Corp.	388	12,082
QEP Resources Inc.(a)	703	5,645
Range Resources Corp.	718	10,447
Renewable Energy Group Inc.(a)	188	5,067
SM Energy Co.	421	8,588
Southwestern Energy Co.(a)	2,010	9,688
SRC Energy Inc.(a)	816	4,708
Tallgrass Energy LP	234	4,998
Tellurian Inc.(a)	691	4,996
Texas Pacific Land Trust	11	6,371
Whiting Petroleum Corp.(a)	209	6,326
World Fuel Services Corp.	317	8,175
WPX Energy Inc.(a)	1,080	15,066

		268,378

44

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG MSCI USA Small-Cap ETF (Formerly iShares MSCI USA Small-Cap ESG Optimized ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Paper & Forest Products — 0.5%
Boise Cascade Co.	743	$19,749
Domtar Corp.	437	19,045
Louisiana-Pacific Corp.	520	11,887

		50,681
Personal Products — 0.6%
Avon Products Inc.(a)	2,482	5,262
Edgewell Personal Care Co.(a)	131	5,476
Herbalife Nutrition Ltd.(a)	391	22,385
Medifast Inc.	79	11,732
Nu Skin Enterprises Inc., Class A	119	7,850
USANA Health Sciences Inc.(a)	43	5,262

		57,967
Pharmaceuticals — 1.3%
Aclaris Therapeutics Inc.(a)	576	5,368
Aerie Pharmaceuticals Inc.(a)	155	6,183
Akcea Therapeutics Inc.(a)	168	5,694
Catalent Inc.(a)	511	20,261
Corcept Therapeutics Inc.(a)	419	5,837
Cymabay Therapeutics Inc.(a)	574	5,126
Endo International PLC(a)	613	7,374
Endocyte Inc.(a)	239	5,648
Horizon Pharma PLC(a)	514	10,270
Intersect ENT Inc.(a)	229	6,872
Intra-Cellular Therapies Inc.(a)	322	4,653
Mallinckrodt PLC(a)	181	4,306
Medicines Co. (The)(a)(b)	275	6,086
MyoKardia Inc.(a)	121	7,510
Pacira Pharmaceuticals Inc./DE(a)	110	5,316
Reata Pharmaceuticals Inc., Class A(a)(b)	88	5,557
Revance Therapeutics Inc.(a)	243	4,967
Supernus Pharmaceuticals Inc.(a)	167	7,919
Theravance Biopharma Inc.(a)	240	6,626
Zogenix Inc.(a)	153	6,287

		137,860
Professional Services — 1.5%
ASGN Inc.(a)	175	12,119
Dun & Bradstreet Corp. (The)	94	13,493
Exponent Inc.	108	5,435
FTI Consulting Inc.(a)	211	14,823
GP Strategies Corp.(a)	351	4,647
Huron Consulting Group Inc.(a)	94	5,233
ICF International Inc.	135	9,454
InnerWorkings Inc.(a)	1,252	5,283
Insperity Inc.	139	13,906
Kelly Services Inc., Class A, NVS	588	13,477
Korn/Ferry International	167	8,178
Navigant Consulting Inc.	444	11,375
Resources Connection Inc.	303	5,103
TriNet Group Inc.(a)	306	14,048
TrueBlue Inc.(a)	401	10,125
WageWorks Inc.(a)	246	8,199

		154,898
Real Estate Management & Development — 0.7%
Altisource Portfolio Solutions SA(a)	232	5,508
HFF Inc., Class A	136	5,494
Howard Hughes Corp. (The)(a)	200	22,152
Kennedy-Wilson Holdings Inc.	368	7,209
Marcus & Millichap Inc.(a)	355	12,954
Realogy Holdings Corp.	417	8,031

Security	Shares	Value

Real Estate Management & Development (continued)
RMR Group Inc. (The), Class A	78	$5,042
St. Joe Co. (The)(a)(b)	432	6,480

		72,870
Road & Rail — 0.7%
ArcBest Corp.	165	6,643
Avis Budget Group Inc.(a)	275	8,055
Genesee & Wyoming Inc., Class A(a)	216	17,988
Hertz Global Holdings Inc.(a)	285	5,332
Landstar System Inc.	72	7,854
Ryder System Inc.	410	23,194

		69,066
Semiconductors & Semiconductor Equipment — 2.5%
Brooks Automation Inc.	313	9,503
Cabot Microelectronics Corp.	191	20,529
Cirrus Logic Inc.(a)	399	14,939
Cree Inc.(a)	460	20,304
Cypress Semiconductor Corp.	1,030	14,317
Entegris Inc.	506	14,876
First Solar Inc.(a)	320	14,224
Ichor Holdings Ltd.(a)(b)	300	5,460
Inphi Corp.(a)	131	5,226
Integrated Device Technology Inc.(a)	390	18,697
Kulicke & Soffa Industries Inc.	554	11,966
Mellanox Technologies Ltd.(a)	166	15,410
MKS Instruments Inc.	90	7,061
Nanometrics Inc.(a)	244	7,837
Power Integrations Inc.	109	6,906
Rambus Inc.(a)	596	5,197
Semtech Corp.(a)	192	10,241
Silicon Laboratories Inc.(a)	151	13,344
SolarEdge Technologies Inc.(a)	133	5,178
Teradyne Inc.	373	13,312
Universal Display Corp.	120	11,021
Versum Materials Inc.	241	8,348

		253,896
Software — 5.4%
2U Inc.(a)	173	10,101
8x8 Inc.(a)	284	5,598
ACI Worldwide Inc.(a)	532	15,364
Aspen Technology Inc.(a)	112	9,666
Avaya Holdings Corp.(a)	533	8,299
Benefitfocus Inc.(a)	115	5,762
Blackbaud Inc.	214	15,676
Blackline Inc.(a)	233	9,989
Box Inc., Class A(a)	305	5,731
Cloudera Inc.(a)	462	5,701
Cornerstone OnDemand Inc.(a)	104	5,680
Coupa Software Inc.(a)	172	11,082
Ellie Mae Inc.(a)(b)	95	6,391
Envestnet Inc.(a)	99	5,409
Everbridge Inc.(a)	113	6,189
Fair Isaac Corp.(a)	170	33,767
FireEye Inc.(a)	456	9,125
Five9 Inc.(a)	242	10,377
Guidewire Software Inc.(a)	138	12,828
Hortonworks Inc.(a)	358	5,764
HubSpot Inc.(a)	85	11,818
Imperva Inc.(a)	88	4,885
LivePerson Inc.(a)	286	5,397

45

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG MSCI USA Small-Cap ETF (Formerly iShares MSCI USA Small-Cap ESG Optimized ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
LogMeIn Inc.	207	$19,092
Manhattan Associates Inc.(a)	210	10,401
MINDBODY Inc., Class A(a)	336	9,327
New Relic Inc.(a)	162	14,125
Nuance Communications Inc.(a)	653	10,441
Nutanix Inc., Class A(a)	482	21,550
Paycom Software Inc.(a)(b)	166	22,040
Paylocity Holding Corp.(a)	192	12,879
Progress Software Corp.	151	5,309
Proofpoint Inc.(a)	120	11,641
Qualys Inc.(a)	94	7,403
Rapid7 Inc.(a)	195	6,201
RingCentral Inc., Class A(a)	275	22,797
SailPoint Technologies Holding Inc.(a)	217	5,649
SendGrid Inc.(a)	135	6,157
SPS Commerce Inc.(a)	79	6,733
Tableau Software Inc., Class A(a)	228	28,418
Teradata Corp.(a)	924	34,770
TiVo Corp.	544	5,386
Trade Desk Inc. (The), Class A(a)(b)	88	12,536
Tyler Technologies Inc.(a)	49	9,445
Ultimate Software Group Inc. (The)(a)	101	26,656
Varonis Systems Inc.(a)	94	5,444
Workiva Inc.(a)	179	6,696
Zendesk Inc.(a)	314	18,661

		560,356
Specialty Retail — 2.7%
Aaron’s Inc.	294	13,759
American Eagle Outfitters Inc.	807	16,890
Asbury Automotive Group Inc.(a)	99	6,843
At Home Group Inc.(a)	198	5,643
AutoNation Inc.(a)(b)	176	6,535
Buckle Inc. (The)	245	4,679
Caleres Inc.	225	6,802
DSW Inc., Class A	220	6,103
Five Below Inc.(a)	171	17,919
Floor & Decor Holdings Inc., Class A(a)	169	5,599
Foot Locker Inc.	405	22,842
GameStop Corp., Class A	463	6,325
Genesco Inc.(a)	127	5,303
GNC Holdings Inc., Class A(a)	1,802	5,136
Group 1 Automotive Inc.	90	5,058
Guess? Inc.	247	5,879
Hibbett Sports Inc.(a)	293	4,539
Lithia Motors Inc., Class A	103	8,535
MarineMax Inc.(a)	236	5,010
Michaels Companies Inc. (The)(a)	384	6,516
Monro Inc.(b)	148	12,035
Murphy USA Inc.(a)	135	10,938
National Vision Holdings Inc.(a)	265	9,744
Office Depot Inc.	2,098	6,777
Rent-A-Center Inc./TX(a)	342	5,021
RH(a)	60	6,968
Sally Beauty Holdings Inc.(a)	414	8,740
Signet Jewelers Ltd.	295	15,546
Sleep Number Corp.(a)	155	5,943
Tailored Brands Inc.	221	5,061
Williams-Sonoma Inc.	358	20,273

		272,961

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(a)	405	$5,014
Cray Inc.(a)	198	5,190
NCR Corp.(a)	340	9,421
Pure Storage Inc., Class A(a)	386	7,299

		26,924
Textiles, Apparel & Luxury Goods — 1.1%
Carter’s Inc.	92	8,510
Columbia Sportswear Co.	289	26,394
Crocs Inc.(a)	380	10,564
Deckers Outdoor Corp.(a)	160	21,318
Fossil Group Inc.(a)	269	5,200
Movado Group Inc.	245	9,222
Skechers U.S.A. Inc., Class A(a)	229	6,183
Unifi Inc.(a)	185	5,138
Wolverine World Wide Inc.	612	21,175

		113,704
Thrifts & Mortgage Finance — 1.4%
Essent Group Ltd.(a)	130	5,013
Federal Agricultural Mortgage Corp., Class C, NVS	91	6,011
First Defiance Financial Corp.	178	5,016
Flagstar Bancorp. Inc.(a)	197	6,393
HomeStreet Inc.(a)	602	16,025
LendingTree Inc.(a)	22	5,728
MGIC Investment Corp.(a)	1,449	16,968
New York Community Bancorp. Inc.	2,299	24,438
NMI Holdings Inc., Class A(a)	260	5,080
OceanFirst Financial Corp.	386	9,947
Radian Group Inc.	422	7,765
TFS Financial Corp.	502	8,042
United Community Financial Corp./OH	531	5,082
Walker & Dunlop Inc.	114	5,384
Washington Federal Inc.	315	9,075
WSFS Financial Corp.	157	6,605

		142,572
Trading Companies & Distributors — 1.1%
Air Lease Corp.	160	6,218
Aircastle Ltd.	262	4,886
Beacon Roofing Supply Inc.(a)	323	11,260
Foundation Building Materials Inc.(a)	516	5,046
GATX Corp.	170	14,197
Herc Holdings Inc.(a)	144	5,137
MSC Industrial Direct Co. Inc., Class A	58	5,138
Nexeo Solutions Inc.(a)	719	6,996
NOW Inc.(a)	360	4,856
Rush Enterprises Inc., Class A	138	5,258
SiteOne Landscape Supply Inc.(a)	150	9,246
Triton International Ltd.	214	7,293
Watsco Inc.	69	10,605
WESCO International Inc.(a)	288	15,382

		111,518
Transportation Infrastructure — 0.2%
Macquarie Infrastructure Corp.	504	21,017

Water Utilities — 0.1%
Aqua America Inc.	361	12,379

Wireless Telecommunication Services — 0.3%
Boingo Wireless Inc.(a)	368	9,215
Gogo Inc.(a)	1,174	4,966
Shenandoah Telecommunications Co.	146	7,294

46

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG MSCI USA Small-Cap ETF (Formerly iShares MSCI USA Small-Cap ESG Optimized ETF) (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services (continued)
Telephone & Data Systems Inc.	155	$5,538

		27,013

Total Common Stocks — 99.9%
(Cost: $10,547,213)		10,283,457

Short-Term Investments

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(c)(d)(e)	424,234	424,276
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(c)(d)	8,126	8,126

		432,402

Total Short-Term Investments — 4.2%
(Cost: $432,425)		432,402

Total Investments in Securities — 104.1%
(Cost: $10,979,638)		10,715,859

Other Assets, Less Liabilities — (4.1)%		(419,039)

Net Assets — 100.0%		$10,296,820

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	729,442	(305,208)	424,234	$424,276	$766	(a)	$(40)	$(88)
BlackRock Cash Funds: Treasury, SL Agency Shares	27,907	(19,781)	8,126	8,126	68		—	—

				$432,402	$834		$(40)	$(88)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$10,283,457	$—	$—	$10,283,457
Money Market Funds	432,402	—	—	432,402

	$10,715,859	$—	$—	$10,715,859

47

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® ESG MSCI USA Small-Cap ETF (Formerly iShares MSCI USA Small-Cap ESG Optimized ETF)

Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

48

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Argentina and Global Exposure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Argentina — 52.4%
Adecoagro SA(a)	70,720	$493,626
Arcos Dorados Holdings Inc., Class A	84,873	700,202
Banco Macro SA, ADR	20,476	908,930
BBVA Banco Frances SA, ADR	45,234	535,118
Central Puerto SA, ADR	44,763	431,963
Corp. America Airports SA(a)	25,346	202,261
Cresud SACIF y A, ADR	28,014	333,927
Despegar.com Corp.(a)(b)	15,256	227,925
Empresa Distribuidora y Comercializadora Norte SA, ADR(a) .	3,013	77,585
Globant SA(a)(b)	17,195	1,008,487
Grupo Financiero Galicia SA, ADR	52,363	1,443,124
Grupo Supervielle SA, ADR	38,708	337,534
IRSA Inversiones y Representaciones SA, ADR	20,732	284,858
Loma Negra Cia Industrial Argentina SA, ADR(a)	38,323	407,757
Pampa Energia SA, ADR(a)	25,376	891,966
Telecom Argentina SA, ADR	52,769	906,571
Transportadora de Gas del Sur SA, Class B, ADR	47,236	719,404
YPF SA, ADR(a)	60,318	902,960

		10,814,198
Canada — 3.6%
Pan American Silver Corp.	25,711	330,600
SSR Mining Inc.(a)	37,730	400,266
		730,866
Chile — 3.6%
Cencosud SA	166,239	307,941
Cia. Cervecerias Unidas SA	32,821	428,456

		736,397
Italy — 13.5%
Tenaris SA	231,057	2,779,652

United Kingdom — 0.7%
IOX Investments Ltd.(a)	616,161	6,625
Phoenix Global Resources PLC(a)	654,595	146,160

		152,785

Security	Shares	Value

United States — 24.4%
MercadoLibre Inc.	14,296	$5,031,763

Total Common Stocks — 98.2% (Cost: $28,789,152)		20,245,661

Preferred Stocks

Chile — 1.7%
Embotelladora Andina SA, Class B, Preference Shares	100,872	355,678

Total Preferred Stocks — 1.7% (Cost: $422,524)		355,678

Short-Term Investments

Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(c)(d)(e)	1,007,555	1,007,656
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(c)(d)	48,945	48,945

		1,056,601

Total Short-Term Investments — 5.1% (Cost: $1,056,601)		1,056,601

Total Investments in Securities — 105.0% (Cost: $30,268,277)		21,657,940
Other Assets, Less Liabilities — (5.0)%		(1,025,786)

Net Assets — 100.0%		$20,632,154

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	309,671	697,884	1,007,555	$1,007,656	$594	(a)	$30	$(62)
BlackRock Cash Funds: Treasury, SL Agency Shares	25,728	23,217	48,945	48,945	89		—	—

				$1,056,601	$683		$30	$(62)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

49

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Argentina and Global Exposure ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$20,239,036	$6,625	$—	$20,245,661
Preferred Stocks	355,678	—	—	355,678
Money Market Funds	1,056,601	—	—	1,056,601

	$21,651,315	$6,625	$—	$21,657,940

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

50

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Brazil Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Auto Components — 1.3%
Mahle-Metal Leve SA	64,400	$405,533
Tupy SA	92,000	468,453

		873,986
Commercial Services & Supplies — 0.8%
Valid Solucoes e Servicos de Seguranca em Meios de
Pagamento e Identificacao SA	119,661	527,153

Construction Materials — 1.0%
Magnesita Refratarios SA(a)	46,220	659,757

Diversified Consumer Services — 5.3%
Anima Holding SA	64,400	279,718
Estacio Participacoes SA	432,437	2,762,160
Ser Educacional SA(b)	119,653	495,003

		3,536,881
Electric Utilities — 8.5%
Alupar Investimento SA, NVS	248,472	1,173,490
EDP - Energias do Brasil SA	496,800	1,755,237
Light SA	138,000	558,439
Transmissora Alianca de Energia Eletrica SA, NVS	368,000	2,134,985

		5,622,151
Food Products — 5.3%
Camil Alimentos SA	248,400	455,797
Marfrig Global Foods SA(a)	358,800	574,110
Minerva SA(a)	174,800	248,567
Sao Martinho SA	276,000	1,285,692
SLC Agricola SA	79,300	950,217

		3,514,383
Health Care Providers & Services — 8.2%
Alliar Medicos A Frente SA(a)	92,000	310,323
Fleury SA	312,800	1,743,698
Instituto Hermes Pardini SA	82,800	384,639
Odontoprev SA	441,600	1,584,144
Qualicorp Consultoria e Corretora de Seguros SA	404,800	1,447,953

		5,470,757
Hotels, Restaurants & Leisure — 6.8%
BK Brasil Operacao e Assessoria a Restaurantes SA(a)	202,400	990,375
CVC Brasil Operadora e Agencia de Viagens SA	220,800	3,524,435

		4,514,810
Household Durables — 5.5%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	432,400	1,589,082
Ez Tec Empreendimentos e Participacoes SA	92,053	546,407
MRV Engenharia e Participacoes SA	478,400	1,497,624

		3,633,113
Independent Power and Renewable Electricity Producers — 2.6%
AES Tiete Energia SA, NVS	266,800	709,208
Eneva SA(a)	184,000	676,680
Omega Geracao SA	82,800	339,124

		1,725,012
Insurance — 0.3%
Wiz Solucoes e Corretagem de Seguros SA	119,600	216,063

Machinery — 1.7%
Iochpe Maxion SA	174,807	1,095,814

Media — 2.5%
Multiplus SA	78,900	507,022

Security	Shares	Value
Media (continued)
Smiles Fidelidade SA	101,295	$1,155,476

		1,662,498
Oil, Gas & Consumable Fuels — 1.7%
Dommo Energia SA(a)	1,996,400	803,753
QGEP Participacoes SA	128,800	346,698

		1,150,451
Paper & Forest Products — 2.5%
Duratex SA	515,200	1,627,451

Real Estate Management & Development — 4.2%
Aliansce Shopping Centers SA	119,600	580,283
BR Properties SA	211,600	419,945
Iguatemi Empresa de Shopping Centers SA	147,207	1,486,582
Sonae Sierra Brasil SA	46,400	293,383

		2,780,193
Road & Rail — 1.7%
Cosan Logistica SA(a)	230,084	770,747
Movida Participacoes SA	156,400	322,907

		1,093,654
Software — 4.6%
Linx SA	211,600	1,529,059
TOTVS SA	202,446	1,515,158

		3,044,217
Specialty Retail — 1.4%
Via Varejo SA	717,600	959,319

Textiles, Apparel & Luxury Goods — 6.3%
Arezzo Industria e Comercio SA	76,548	986,582
Cia. Hering	230,000	1,530,840
Grendene SA	450,800	902,810
Guararapes Confeccoes SA	12,320	527,387
Vulcabras Azaleia SA(a)	147,200	241,230

		4,188,849
Transportation Infrastructure — 2.1%
EcoRodovias Infraestrutura e Logistica SA	386,400	927,408
Santos Brasil Participacoes SA	460,000	486,735

		1,414,143
Water Utilities — 2.1%
Cia. de Saneamento de Minas Gerais-COPASA	105,570	1,395,776

Total Common Stocks — 76.4% (Cost: $41,477,189)		50,706,431

Preferred Stocks

Airlines — 1.5%
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS	174,800	974,419

Banks — 3.4%
Banco ABC Brasil SA, Preference Shares, NVS	128,837	547,627
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	303,600	1,710,434

		2,258,061
Electric Utilities — 2.5%
Cia. Energetica do Ceara, Class A, Preference Shares, NVS	18,700	227,114
Cia. Paranaense de Energia, Preference Shares, NVS	174,800	1,466,140

		1,693,254

51

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Brazil Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities — 0.9%
Cia. de Gas de Sao Paulo—COMGAS, Class A, Preference Shares, NVS	39,410	$595,401

Independent Power and Renewable Electricity Producers — 2.4%
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	312,800	1,570,943

Machinery — 2.4%
Marcopolo SA, Preference Shares, NVS	828,000	884,670
Randon SA Implemetos e Participacoes, Preference Shares, NVS	312,850	710,509

		1,595,179
Metals & Mining — 7.7%
Bradespar SA, Preference Shares, NVS	377,293	3,094,449
Metalurgica Gerdau SA, Preference Shares, NVS	1,085,600	2,050,840

		5,145,289
Textiles, Apparel & Luxury Goods — 1.7%
Alpargatas SA, Preference Shares, NVS	266,800	1,122,339

Water Utilities — 0.5%
Cia. de Saneamento do Parana, Preference Shares, NVS	119,600	322,551

Total Preferred Stocks — 23.0% (Cost: $8,853,321)		15,277,436

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(c)(d)	417,766 $	$417,766

Total Short-Term Investments — 0.7% (Cost: $417,766)		417,766

Total Investments in Securities — 100.1% (Cost:$50,748,276)		66,401,633

Other Assets, Less Liabilities — (0.1)%		(34,146)

Net Assets — 100.0%		$66,367,487

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	30,183	387,583	417,766	$417,766	$201	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$50,706,431	$—	$—	$50,706,431
Preferred Stocks	15,277,436	—	—	15,277,436
Money Market Funds	417,766	—	—	417,766

	$66,401,633	$—	$—	$66,401,633

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

52

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
AviChina Industry & Technology Co. Ltd., Class H	5,328,000	$3,737,753

Air Freight & Logistics — 0.1%
Sinotrans Ltd., Class H	5,328,000	2,130,996

Airlines — 0.3%
Air China Ltd., Class H	4,662,000	4,509,643
China Eastern Airlines Corp. Ltd., Class A	1,165,596	879,746
China Eastern Airlines Corp. Ltd., Class H	2,664,000	1,654,415
China Southern Airlines Co. Ltd., Class H	4,662,000	3,175,218

		10,219,022
Auto Components — 0.3%
China First Capital Group Ltd.(a)	7,992,000	3,880,727
Fuyao Glass Industry Group Co. Ltd., Class H(b)	1,332,800	4,112,976
Nexteer Automotive Group Ltd.	2,331,000	3,508,824

		11,502,527
Automobiles — 1.8%
BAIC Motor Corp. Ltd., Class H(b)	4,329,000	2,655,234
Brilliance China Automotive Holdings Ltd.	7,326,000	6,478,091
BYD Co. Ltd., Class A	66,172	542,249
BYD Co. Ltd., Class H(c)	1,665,000	12,478,325
Chongqing Changan Automobile Co. Ltd., Class A	931,907	825,283
Chongqing Changan Automobile Co. Ltd., Class B	232,100	108,550
Dongfeng Motor Group Co. Ltd., Class H	6,660,000	6,425,327
Geely Automobile Holdings Ltd.	11,988,000	23,621,373
Great Wall Motor Co. Ltd., Class H(c)	7,659,000	4,893,461
Guangzhou Automobile Group Co. Ltd., Class H	7,434,400	7,732,935
SAIC Motor Corp. Ltd., Class A	366,387	1,308,929

		67,069,757
Banks — 14.4%
Agricultural Bank of China Ltd., Class A	3,332,000	1,710,106
Agricultural Bank of China Ltd., Class H	69,930,000	31,633,032
Bank of Beijing Co. Ltd., Class A	1,399,800	1,193,357
Bank of China Ltd., Class A	2,797,800	1,452,024
Bank of China Ltd., Class H	191,142,000	83,532,651
Bank of Communications Co. Ltd., Class A	2,399,600	2,018,108
Bank of Communications Co. Ltd., Class H	19,980,200	15,191,156
Bank of Jiangsu Co. Ltd., Class A	1,099,579	1,008,549
Bank of Ningbo Co. Ltd., Class A	326,783	794,425
Bank of Shanghai Co. Ltd., Class A	566,780	934,604
China CITIC Bank Corp. Ltd., Class H	21,978,800	13,930,275
China Construction Bank Corp., Class A	666,400	637,098
China Construction Bank Corp., Class H	233,100,000	198,674,504
China Everbright Bank Co. Ltd., Class A	2,931,800	1,622,725
China Everbright Bank Co. Ltd., Class H	3,996,000	1,771,858
China Merchants Bank Co. Ltd., Class A	759,694	3,118,133
China Merchants Bank Co. Ltd., Class H	9,490,650	39,232,345
China Minsheng Banking Corp. Ltd., Class A	2,500,115	2,192,500
China Minsheng Banking Corp. Ltd., Class H	13,486,660	9,961,077
Chongqing Rural Commercial Bank Co. Ltd., Class H	5,994,000	3,500,314
Huaxia Bank Co. Ltd., Class A	866,294	970,180
Industrial & Commercial Bank of China Ltd., Class A	2,464,800	1,888,681
Industrial & Commercial Bank of China Ltd., Class H	167,832,000	119,240,446
Industrial Bank Co. Ltd., Class A	932,600	2,137,143
Ping An Bank Co. Ltd., Class A	732,899	1,091,575
Postal Savings Bank of China Co. Ltd., Class H(b)	6,660,000	4,025,403
Shanghai Pudong Development Bank Co. Ltd., Class A	1,266,086	1,949,407

		545,411,676

Security	Shares	Value

Beverages — 0.6%
China Resources Beer Holdings Co. Ltd.	3,330,000	$11,276,236
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	60,397	869,854
Kweichow Moutai Co. Ltd., Class A	44,780	3,637,327
Luzhou Laojiao Co. Ltd., Class A	99,900	588,842
Tsingtao Brewery Co. Ltd., Class H	876,000	3,565,230
Wuliangye Yibin Co. Ltd., Class A	161,495	1,216,346

		21,153,835
Biotechnology — 0.1%
3SBio Inc.(b)	3,163,500	4,656,873

Capital Markets — 2.0%
China Cinda Asset Management Co. Ltd., Class H	21,312,000	5,718,966
China Ding Yi Feng Holdings Ltd.(a)	2,016,000	5,873,533
China Everbright Ltd.	2,664,000	4,963,246
China Galaxy Securities Co. Ltd., Class H	8,658,000	4,646,660
China Huarong Asset Management Co. Ltd., Class H(b)	24,642,000	5,069,625
China International Capital Corp. Ltd., Class H(b)	2,530,800	4,812,102
China Merchants Securities Co. Ltd., Class A	465,757	920,017
CITIC Securities Co. Ltd., Class A	899,775	2,182,221
CITIC Securities Co. Ltd., Class H	4,995,000	9,318,851
GF Securities Co. Ltd., Class H	3,663,000	5,429,614
Guotai Junan Securities Co. Ltd., Class A	733,200	1,690,739
Guotai Junan Securities Co. Ltd., Class H(b)	1,065,600	2,214,057
Haitong Securities Co. Ltd., Class H	8,258,400	8,568,918
Huatai Securities Co. Ltd., Class A	330,993	799,425
Huatai Securities Co. Ltd., Class H(b)	3,929,400	6,497,324
Noah Holdings Ltd., ADR(a)	69,930	3,404,193
Orient Securities Co. Ltd./China, Class A	566,964	752,328
Shenwan Hongyuan Group Co. Ltd., Class A	2,398,697	1,531,116

		74,392,935
Chemicals — 0.1%
Sinopec Shanghai Petrochemical Co. Ltd., Class H	7,326,000	3,323,298

Commercial Services & Supplies — 0.3%
China Everbright International Ltd.	8,325,148	7,276,493
Country Garden Services Holdings Co. Ltd.(a)	2,331,000	3,860,302
Greentown Service Group Co. Ltd.	2,664,000	2,290,991

		13,427,786
Communications Equipment — 0.2%
BYD Electronic International Co. Ltd.	1,666,000	2,337,499
ZTE Corp., Class A(a)	99,300	283,659
ZTE Corp., Class H(a)	1,842,040	3,620,174

		6,241,332
Construction & Engineering — 1.0%
China Communications Construction Co. Ltd., Class H	10,989,000	10,671,999
China Railway Construction Corp. Ltd., Class A	496,500	784,453
China Railway Construction Corp. Ltd., Class H	4,828,500	6,182,356
China Railway Group Ltd., Class H	9,324,000	8,566,535
China State Construction Engineering Corp. Ltd., Class A	1,953,139	1,620,163
China State Construction International Holdings Ltd.(c)	4,662,000	4,062,849
Metallurgical Corp. of China Ltd., Class A	1,898,100	845,923
Metallurgical Corp. of China Ltd., Class H	6,327,000	1,608,885
Sinopec Engineering Group Co. Ltd., Class H	3,163,500	2,930,757

		37,273,920
Construction Materials — 0.8%
Anhui Conch Cement Co. Ltd., Class A	230,700	1,055,021
Anhui Conch Cement Co. Ltd., Class H	2,997,000	15,644,181
BBMG Corp., Class H	6,327,000	2,037,382

53

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction Materials (continued)
China National Building Material Co. Ltd., Class H	9,324,000	$7,255,938
China Resources Cement Holdings Ltd.	5,994,000	5,851,728

		31,844,250
Consumer Finance — 0.0%
Chong Sing Holdings FinTech Group(a)(c)	16,164,000	468,866

Diversified Consumer Services — 1.2%
New Oriental Education & Technology Group Inc., ADR(a)	347,319	19,852,754
TAL Education Group, Class A, ADR(a)	864,801	24,274,964

		44,127,718
Diversified Financial Services — 0.1%
Far East Horizon Ltd.	5,328,000	5,303,660

Diversified Telecommunication Services — 1.4%
China Communications Services Corp. Ltd., Class H	3,996,800	3,335,029
China Telecom Corp. Ltd., Class H	33,966,000	18,272,608
China Tower Corp. Ltd., Class H(a)(b)	95,238,000	14,116,996
China Unicom Hong Kong Ltd.	14,652,000	16,981,585

		52,706,218
Electrical Equipment — 0.5%
Fullshare Holdings Ltd.(c)	18,532,500	7,009,705
NARI Technology Co. Ltd., Class A	297,889	752,876
Shanghai Electric Group Co. Ltd., Class H	7,326,000	2,490,133
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	366,708	580,967
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	1,398,600	1,383,275
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,332,000	7,148,708

		19,365,664
Electronic Equipment, Instruments & Components — 1.1%
AAC Technologies Holdings Inc.(c)	1,831,500	12,977,245
China Railway Signal & Communication Corp. Ltd., Class H(b)	3,663,000	2,588,428
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	432,995	1,691,307
Kingboard Holdings Ltd.	1,831,500	5,230,684
Kingboard Laminates Holdings Ltd.	2,664,000	2,536,089
Sunny Optical Technology Group Co. Ltd.	1,731,600	16,750,103

		41,773,856
Energy Equipment & Services — 0.1%
China Oilfield Services Ltd., Class H	4,432,000	4,134,249

Entertainment — 1.3%
Alibaba Pictures Group Ltd.(a)(c)	36,630,000	5,710,456
NetEase Inc., ADR	189,144	42,948,928

		48,659,384
Food & Staples Retailing — 0.2%
Sun Art Retail Group Ltd.	5,827,500	6,508,303
Yonghui Superstores Co. Ltd., Class A	666,019	691,311

		7,199,614
Food Products — 1.3%
China Agri-Industries Holdings Ltd.	5,328,000	2,015,255
China Huishan Dairy Holdings Co. Ltd.(a)(d)	1,366,667	20,956
China Mengniu Dairy Co. Ltd.	6,660,000	20,595,087
Dali Foods Group Co. Ltd.(b)	5,161,500	3,805,623
Foshan Haitian Flavouring & Food Co. Ltd., Class A	99,954	910,613
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	293,498	1,005,493
Tingyi Cayman Islands Holding Corp.(c)	4,662,000	6,040,658

Security	Shares	Value

Food Products (continued)
Uni-President China Holdings Ltd.	3,330,000	$3,033,946
Want Want China Holdings Ltd.(c)	12,321,000	9,084,390
Yihai International Holding Ltd.	999,000	2,680,765

		49,192,786
Gas Utilities — 1.3%
Beijing Enterprises Holdings Ltd.	1,165,500	6,835,952
China Gas Holdings Ltd.(c)	4,329,000	14,852,717
China Resources Gas Group Ltd.	1,998,000	8,055,062
ENN Energy Holdings Ltd.	1,931,400	17,337,744
Towngas China Co. Ltd.	2,331,000	1,816,963

		48,898,438
Health Care Equipment & Supplies — 0.1%
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,328,000	5,004,095

Health Care Providers & Services — 0.5%
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	221,428	515,064
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	432,458	1,258,358
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,831,500	4,516,877
Sinopharm Group Co. Ltd., Class H	2,930,400	14,435,283

		20,725,582
Health Care Technology — 0.2%
Alibaba Health Information Technology Ltd.(a)	8,658,000	7,744,433

Hotels, Restaurants & Leisure — 1.2%
China International Travel Service Corp. Ltd., Class A	99,985	793,601
China Travel International Investment Hong Kong Ltd.	5,328,000	1,477,400
Huazhu Group Ltd., ADR(c)	319,680	10,082,707
Yum China Holdings Inc.	886,779	31,773,292

		44,127,000
Household Durables — 0.3%
Gree Electric Appliances Inc. of Zhuhai, Class A(a)	161,493	855,541
Haier Electronics Group Co. Ltd.	2,997,000	6,977,650
Midea Group Co. Ltd., Class A	263,100	1,463,421
Qingdao Haier Co. Ltd., Class A	333,288	658,828

		9,955,440
Independent Power and Renewable Electricity Producers — 1.1%
CGN Power Co. Ltd., Class H(b)	26,307,000	6,521,494
China Longyuan Power Group Corp. Ltd., Class H	7,659,000	6,018,957
China National Nuclear Power Co. Ltd., Class A	1,233,364	943,306
China Power International Development Ltd.	10,989,000	2,569,705
China Resources Power Holdings Co. Ltd.	4,662,000	8,828,654
China Yangtze Power Co. Ltd., Class A	666,688	1,375,385
Datang International Power Generation Co. Ltd., Class H	7,326,000	1,797,389
Huadian Power International Corp. Ltd., Class H	3,996,000	1,710,584
Huaneng Power International Inc., Class H	10,656,000	6,644,894
Huaneng Renewables Corp. Ltd., Class H	11,988,000	3,768,390

		40,178,758
Industrial Conglomerates — 0.9%
CITIC Ltd.	14,319,000	22,981,394
Fosun International Ltd.	6,327,000	10,057,551
Shanghai Industrial Holdings Ltd.	1,332,000	2,903,737

		35,942,682
Insurance — 6.4%
China Life Insurance Co. Ltd., Class H	18,315,000	39,317,893
China Pacific Insurance Group Co. Ltd., Class A	300,100	1,354,276
China Pacific Insurance Group Co. Ltd., Class H	6,327,000	22,395,029

54

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
China Reinsurance Group Corp., Class H	12,654,000	$2,635,660
China Taiping Insurance Holdings Co. Ltd.	3,929,524	13,005,101
New China Life Insurance Co. Ltd., Class A	99,270	633,224
New China Life Insurance Co. Ltd., Class H	1,998,000	8,744,401
People’s Insurance Co. Group of China Ltd. (The), Class H	17,982,000	7,743,582
PICC Property & Casualty Co. Ltd., Class H	16,650,462	17,085,035
Ping An Insurance Group Co. of China Ltd., Class A	394,599	3,601,730
Ping An Insurance Group Co. of China Ltd., Class H	12,654,000	122,404,600
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	566,100	2,318,437

		241,238,968

Interactive Media & Services — 19.6%
58.com Inc., ADR(a)	227,772	13,572,934
Autohome Inc., ADR	143,523	11,817,684
Baidu Inc., ADR(a)(c)	676,323	127,338,095
Momo Inc., ADR(a)	353,313	11,076,363
SINA Corp./China(a)	157,842	10,223,426
Tencent Holdings Ltd.	13,886,100	553,616,356
Weibo Corp., ADR(a)(c)	133,533	8,503,381
YY Inc., ADR(a)(c)	119,547	8,137,564

		744,285,803

Internet & Direct Marketing Retail — 15.3%
Alibaba Group Holding Ltd., ADR(a)(c)	3,148,848	506,523,689
Baozun Inc., ADR(a)(c)	89,910	3,171,126
Ctrip.com International Ltd., ADR(a)	994,338	28,686,651
JD.com Inc., ADR(a)	1,777,221	37,730,402
Vipshop Holdings Ltd., ADR(a)	1,061,937	6,127,377

		582,239,245

IT Services — 0.3%
GDS Holdings Ltd., ADR(a)	143,523	4,232,493
TravelSky Technology Ltd., Class H	2,331,000	6,270,013

		10,502,506

Life Sciences Tools & Services — 0.3%
Genscript Biotech Corp.(a)	1,998,000	3,472,229
Wuxi Biologics Cayman Inc.(a)(b)	1,165,500	9,769,901

		13,242,130

Machinery — 1.0%
China Conch Venture Holdings Ltd.	3,996,000	12,382,583
China International Marine Containers Group Co. Ltd., Class A	499,500	792,065
China International Marine Containers Group Co. Ltd., Class H	5,800	6,226
China Shipbuilding Industry Co. Ltd., Class A	1,621,900	988,643
CRRC Corp. Ltd., Class A	1,193,798	1,498,287
CRRC Corp. Ltd., Class H	9,990,650	9,319,457
Haitian International Holdings Ltd.	1,665,000	3,578,609
Sinotruk Hong Kong Ltd.(c)	1,665,000	2,731,828
Weichai Power Co. Ltd., Class H	4,997,000	5,363,678

		36,661,376

Marine — 0.1%
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	2,664,000	1,439,954
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	999,000	588,842
COSCO SHIPPING Holdings Co. Ltd., Class H(a)(c)	5,994,000	2,435,667

		4,464,463

Media — 0.1%
China Literature Ltd.(a)(b)(c)	466,200	2,442,475

Security	Shares	Value

Metals & Mining — 0.9%
Aluminum Corp. of China Ltd., Class H(a)	9,994,000	$3,575,785
Angang Steel Co. Ltd., Class A	899,197	713,582
Angang Steel Co. Ltd., Class H	1,998,000	1,631,437
Baoshan Iron & Steel Co. Ltd., Class A	826,295	798,278
China Hongqiao Group Ltd.	5,161,500	3,198,834
China Molybdenum Co. Ltd., Class H	9,990,000	4,072,210
China Oriental Group Co. Ltd.	2,664,000	1,708,882
China Zhongwang Holdings Ltd.	4,129,200	1,904,790
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	3,165,792	696,344
Jiangxi Copper Co. Ltd., Class H	3,330,000	4,021,148
Maanshan Iron & Steel Co. Ltd., Class H	3,996,000	1,838,239
MMG Ltd.(a)	6,660,000	3,302,022
Zhaojin Mining Industry Co. Ltd., Class H	2,830,500	2,694,595
Zijin Mining Group Co. Ltd., Class H	15,322,000	5,775,791

		35,931,937

Oil, Gas & Consumable Fuels — 5.3%
China Coal Energy Co. Ltd., Class H(c)	5,328,000	2,130,996
China Petroleum & Chemical Corp., Class A	1,466,093	1,243,550
China Petroleum & Chemical Corp., Class H	61,939,000	52,633,211
China Shenhua Energy Co. Ltd., Class A	198,600	535,626
China Shenhua Energy Co. Ltd., Class H	8,158,500	18,118,996
CNOOC Ltd.	43,290,000	73,572,118
Inner Mongolia Yitai Coal Co. Ltd., Class B	2,697,300	3,288,009
Kunlun Energy Co. Ltd.(c)	7,992,000	9,671,180
PetroChina Co. Ltd., Class A	562,690	615,607
PetroChina Co. Ltd., Class H	51,282,000	35,975,872
Yanzhou Coal Mining Co. Ltd., Class H	4,662,000	4,181,994

		201,967,159

Paper & Forest Products — 0.2%
Lee & Man Paper Manufacturing Ltd.	3,998,000	3,622,122
Nine Dragons Paper Holdings Ltd.	3,996,000	4,049,232

		7,671,354

Personal Products — 0.4%
Hengan International Group Co. Ltd.(c)	1,831,500	14,966,543

Pharmaceuticals — 2.0%
China Medical System Holdings Ltd.	3,330,000	3,629,671
China Resources Pharmaceutical Group Ltd.(b)(c)	3,996,000	5,872,153
China Traditional Chinese Medicine Holdings Co. Ltd.	5,994,000	3,982,851
CSPC Pharmaceutical Group Ltd.	11,322,000	22,916,715
Hutchison China MediTech Ltd., ADR, NVS(a)	126,873	4,373,312
Jiangsu Hengrui Medicine Co. Ltd., Class A	166,787	1,569,357
Kangmei Pharmaceutical Co. Ltd., Class A	233,988	354,219
Luye Pharma Group Ltd.(b)(c)	2,997,000	2,389,711
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,498,500	5,170,048
Sihuan Pharmaceutical Holdings Group Ltd.	9,992,000	2,221,650
Sino Biopharmaceutical Ltd.	16,983,000	15,494,824
SSY Group Ltd.	3,996,000	4,100,295
Tong Ren Tang Technologies Co. Ltd., Class H	1,332,000	1,906,322
Yunnan Baiyao Group Co. Ltd., Class A	56,799	608,340

		74,589,468

Professional Services — 0.1%
51job Inc., ADR(a)(c)	60,939	4,148,727

Real Estate Management & Development — 5.4%
Agile Group Holdings Ltd.	3,996,000	5,422,805
China Evergrande Group(c)	6,327,000	19,929,151
China Fortune Land Development Co. Ltd., Class A	132,400	485,376
China Jinmao Holdings Group Ltd.	12,654,000	6,063,636

55

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	333,067	$902,116
China Overseas Land & Investment Ltd.	9,324,000	32,526,620
China Resources Land Ltd.	6,660,665	24,682,527
China Vanke Co. Ltd., Class A	427,424	1,563,241
China Vanke Co. Ltd., Class H	2,997,031	10,301,905
CIFI Holdings Group Co. Ltd.	8,658,000	4,336,883
Country Garden Holdings Co. Ltd.(c)	18,648,727	22,924,417
Future Land Development Holdings Ltd.(c)	4,662,000	3,145,431
Greentown China Holdings Ltd.	2,164,500	1,764,624
Guangzhou R&F Properties Co. Ltd., Class H	2,397,600	3,713,243
Jiayuan International Group Ltd.	2,664,000	4,772,614
Kaisa Group Holdings Ltd.(c)	5,328,000	1,708,882
KWG Group Holdings Ltd.	3,163,500	2,813,527
Logan Property Holdings Co. Ltd.	3,330,000	3,893,493
Longfor Group Holdings Ltd.	3,663,000	10,297,543
Poly Developments and Holdings Group Co. Ltd., Class A	499,579	940,861
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	1,864,843	2,515,673
Shenzhen Investment Ltd.(c)	7,992,000	2,604,172
Shimao Property Holdings Ltd.	2,830,500	6,995,096
Shui On Land Ltd.	9,157,500	2,164,824
Sino-Ocean Group Holding Ltd.	7,659,000	3,425,422
SOHO China Ltd.(a)	5,328,000	1,988,022
Sunac China Holdings Ltd.	5,994,000	19,914,257
Yuexiu Property Co. Ltd.	15,318,000	2,838,207
Yuzhou Properties Co. Ltd.	3,996,000	1,751,433

		206,386,001

Road & Rail — 0.1%
CAR Inc.(a)(c)	1,998,000	1,756,540
Daqin Railway Co. Ltd., Class A	799,441	886,116

		2,642,656

Semiconductors & Semiconductor Equipment — 0.3%
Hua Hong Semiconductor Ltd.(b)	999,000	2,116,528
Sanan Optoelectronics Co. Ltd., Class A	363,955	746,658
Semiconductor Manufacturing International Corp.(a)(c)	7,492,800	6,884,098
Xinyi Solar Holdings Ltd.(c)	7,326,000	2,742,891

		12,490,175

Software — 0.2%
Iflytek Co. Ltd., Class A	133,285	471,758
Kingdee International Software Group Co. Ltd.(c)	5,661,000	5,642,373
Kingsoft Corp. Ltd.	1,998,000	3,339,468

		9,453,599

Specialty Retail — 0.2%
GOME Retail Holdings Ltd.(a)(c)	27,306,000	2,442,475
Suning.com Co. Ltd., Class A	566,367	870,413
Zhongsheng Group Holdings Ltd.	1,332,000	2,706,297

		6,019,185

Technology Hardware, Storage & Peripherals — 0.5%
BOE Technology Group Co. Ltd., Class A	1,898,100	758,602
Focus Media Information Technology Co. Ltd., Class A	599,638	495,686
Legend Holdings Corp., Class H(b)	965,700	2,844,377
Lenovo Group Ltd.	17,316,000	12,501,728
Meitu Inc.(a)(b)(c)	4,162,500	1,728,668

		18,329,061

Textiles, Apparel & Luxury Goods — 0.9%
ANTA Sports Products Ltd.	2,664,000	12,101,741

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
HengTen Networks Group Ltd.(a)	54,612,000	$1,884,195
Shenzhou International Group Holdings Ltd.	1,833,000	22,251,542

		36,237,478

Trading Companies & Distributors — 0.1%
BOC Aviation Ltd.(b)	499,500	3,848,813

Transportation Infrastructure — 0.7%
Beijing Capital International Airport Co. Ltd., Class H	3,996,000	4,442,411
China Merchants Port Holdings Co. Ltd.	3,330,000	6,050,871
COSCO SHIPPING Ports Ltd.	3,996,000	4,054,339
Jiangsu Expressway Co. Ltd., Class H	3,330,000	4,476,453
Shenzhen International Holdings Ltd.	2,331,000	4,676,446
Zhejiang Expressway Co. Ltd., Class H	3,330,000	2,795,655

		26,496,175

Water Utilities — 0.6%
Beijing Enterprises Water Group Ltd.	13,986,000	8,095,911
Guangdong Investment Ltd.	7,326,000	14,135,719

		22,231,630

Wireless Telecommunication Services — 3.9%
China Mobile Ltd.	14,985,000	148,686,739
China United Network Communications Ltd., Class A	1,165,500	884,700

		149,571,439

Total Common Stocks — 99.8% (Cost: $3,532,446,070)		3,785,952,769

Rights

Industrial Conglomerates — 0.0%
Fosun International Ltd., (Expires 12/05/18)(a)	16,136	—

Semiconductors & Semiconductor Equipment — 0.0%
Xinyi Solar Holdings Ltd., (Expires 12/12/18)(a)	775,200	1

Total Rights — 0.0% (Cost: $0)		1

Short-Term Investments

Money Market Funds — 12.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(e)(f)(g)	457,206,578	457,252,299
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(e)(f)	2,223,907	2,223,907

		459,476,206

Total Short-Term Investments — 12.1% (Cost: $459,444,519)		459,476,206

Total Investments in Securities — 111.9% (Cost: $3,991,890,589)		4,245,428,976
Other Assets, Less Liabilities — (11.9)%		(452,100,338)

Net Assets — 100.0%		$3,793,328,638

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.

56

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI China ETF

(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	490,177,186	(32,970,608)	457,206,578	$457,252,299	$791,688	(a)	$(25,758)	$(63,658)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,643,507	(1,419,600)	2,223,907	2,223,907	12,346		—	—

				$459,476,206	$804,034		$(25,758)	$(63,658)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
HSCEI Index	99	12/28/18	$6,726	$63,754

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,785,931,813	$—	$20,956	$3,785,952,769
Rights	—	1	—	1
Money Market Funds	459,476,206	—	—	459,476,206

	$4,245,408,019	$1	$20,956	$4,245,428,976

Derivative financial instruments(a)
Assets
Futures Contracts	$63,754	$—	$—	$63,754

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

57

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Air Freight & Logistics — 0.4%
Beijing Sports and Entertainment Industry Group Ltd.(a)(b)	225,000	$77,628

Airlines — 0.2%
Shandong Airlines Co. Ltd., Class B	31,500	46,974

Auto Components — 1.7%
Chaowei Power Holdings Ltd.	144,000	67,715
Launch Tech Co. Ltd., Class H	40,500	40,108
Tianneng Power International Ltd.	180,000	163,997
Xingda International Holdings Ltd.	180,000	53,362

		325,182

Automobiles — 0.7%
Qingling Motors Co. Ltd., Class H	180,000	47,382
Yadea Group Holdings Ltd.(c)	270,000	94,534

		141,916

Beverages — 0.8%
Dynasty Fine Wines Group Ltd.(a)(b)(d)	128,000	—
Tibet Water Resources Ltd.(a)	549,000	145,217

		145,217

Biotechnology — 1.2%
Ascletis Pharma Inc.(a)(c)	54,000	49,820
China Regenerative Medicine International Ltd.(a)	295,000	2,639
Shanghai Haohai Biological Technology Co. Ltd., Class H(c)	9,900	50,855
Zai Lab Ltd., ADR(a)(b)	6,605	130,251

		233,565

Building Products — 0.2%
China Fangda Group Co. Ltd., Class B	105,300	44,672

Capital Markets — 1.1%
AGM Group Holdings Inc.(a)	2,142	84,309
China LNG Group Ltd.(a)	504,000	85,656
Yintech Investment Holdings Ltd., ADR(b)	5,256	36,792

		206,757

Chemicals — 4.5%
China BlueChemical Ltd., Class H	450,000	143,756
China Lumena New Materials Corp.(a)(b)(d)	868,000	1
China Sanjiang Fine Chemicals Co. Ltd.	189,000	47,578
China XLX Fertiliser Ltd.	108,000	39,470
Dongyue Group Ltd.	288,000	156,407
Fufeng Group Ltd.	387,600	158,492
Huabao International Holdings Ltd.	153,000	70,578
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	100,800	64,310
Silver Grant International Industries Ltd.(a)(b)	324,000	72,039
Sinofert Holdings Ltd.(a)(b)	558,000	62,034
Tsaker Chemical Group Ltd.(c)	72,000	45,450

		860,115

Commercial Services & Supplies — 0.7%
Capital Environment Holdings Ltd.(a)	1,386,000	30,640
Dynagreen Environmental Protection Group Co. Ltd., Class H(a)	90,000	35,306
Realord Group Holdings Ltd.(a)	108,000	68,037

		133,983

Communications Equipment — 0.5%
China Fiber Optic Network System Group Ltd.(a)(d)	181,600	9,050
Comba Telecom Systems Holdings Ltd.(a)(b)	342,060	54,200
Eastern Communications Co. Ltd., Class B	71,100	36,048

		99,298

Security	Shares	Value

Construction & Engineering — 0.5%
Baoye Group Co. Ltd., Class H(a)	54,000	$28,981
Beijing Urban Construction Design & Development Group Co. Ltd., Class H(c)	72,000	24,657
China Singyes Solar Technologies Holdings Ltd.	132,400	36,375

		90,013

Construction Materials — 1.0%
Asia Cement China Holdings Corp.	117,000	90,003
China Shanshui Cement Group Ltd.(a)(b)	44,000	13,831
West China Cement Ltd.	594,000	93,361

		197,195

Consumer Finance — 0.9%
Chong Sing Holdings FinTech Group(a)	4,392,000	127,398
Yirendai Ltd., ADR	3,069	51,068

		178,466

Containers & Packaging — 1.0%
CPMC Holdings Ltd.	108,000	44,438
Greatview Aseptic Packaging Co. Ltd.	180,000	101,894
Sino Haijing Holdings Ltd.(a)	2,160,000	20,977
Youyuan International Holdings Ltd.(a)(b)	90,000	28,406

		195,715

Distributors — 0.6%
China Animation Characters Co. Ltd.(b)	117,000	41,264
Dah Chong Hong Holdings Ltd.	207,000	76,973

		118,237

Diversified Consumer Services — 3.8%
China Maple Leaf Educational Systems Ltd.(b)	378,000	164,227
China New Higher Education Group Ltd.(b)(c)	108,000	57,273
China Yuhua Education Corp. Ltd., Class L(c)	288,000	120,341
Fu Shou Yuan International Group Ltd.(b)	225,000	171,070
Hope Education Group Co. Ltd.(a)(c)	432,000	69,555
RISE Education Cayman Ltd., ADR(a)(b)	2,898	25,415
Tarena International Inc., ADR(b)	8,478	59,092
Wisdom Education International Holdings Co. Ltd.(b)	162,000	66,243

		733,216

Diversified Financial Services — 0.2%
Sheng Ye Capital Ltd.(a)(b)	36,000	29,211

Diversified Telecommunication Services — 0.2%
APT Satellite Holdings Ltd.	91,500	34,492

Electrical Equipment — 1.2%
China High Speed Transmission Equipment Group Co. Ltd.(b)	117,000	137,546
Hangzhou Steam Turbine Co. Ltd., Class B	63,924	49,746
Harbin Electric Co. Ltd., Class H	162,000	50,303
Trony Solar Holdings Co. Ltd.(a)(d)	216,000	—

		237,595

Electronic Equipment, Instruments & Components — 3.4%
Anxin-China Holdings Ltd.(a)(d)	672,000	8,587
AVIC International Holdings Ltd., Class H	73,184	39,838
Camsing International Holding Ltd.	108,000	106,126
China Aerospace International Holdings Ltd.	352,000	23,839
China Youzan Ltd.(a)(b)	1,800,000	140,306
PAX Global Technology Ltd.	198,000	90,072
Tongda Group Holdings Ltd.	990,000	111,325
Truly International Holdings Ltd.(a)	414,000	62,425
Wasion Holdings Ltd.(b)	122,000	64,385

		646,903

58

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services — 0.7%
Anton Oilfield Services Group/Hong Kong(a)	486,000	$60,861
Honghua Group Ltd.(a)	594,000	37,572
Wison Engineering Services Co. Ltd.	252,000	34,455

		132,888

Entertainment — 4.2%
Changyou.com Ltd., ADR	4,347	85,419
FingerTango Inc.(a)	162,000	34,364
Huanxi Media Group Ltd.(a)(b)	270,000	54,857
IGG Inc.	234,000	282,268
IMAX China Holding Inc.(c)	32,400	84,460
NetDragon Websoft Holdings Ltd.	54,000	98,398
Poly Culture Group Corp. Ltd., Class H	22,500	26,106
SMI Holdings Group Ltd.(a)(d)	267,200	76,140
Viva China Holdings Ltd.(a)(b)	653,600	70,991

		813,003

Equity Real Estate Investment Trusts (REITs) — 1.3%
Yuexiu REIT	387,000	246,766

Food & Staples Retailing — 0.3%
Lianhua Supermarket Holdings Co. Ltd., Class H(a)	66,000	13,831
Springland International Holdings Ltd.	198,000	35,422

		49,253

Food Products — 1.2%
China Foods Ltd.(b)	216,000	95,224
China Huiyuan Juice Group Ltd.(a)(d)	81,000	15,008
China Modern Dairy Holdings Ltd.(a)	477,000	51,810
COFCO Meat Holdings Ltd.(a)	207,000	30,948
Yashili International Holdings Ltd.(a)(b)	225,000	38,239

		231,229

Gas Utilities — 0.9%
Beijing Gas Blue Sky Holdings Ltd.(a)	1,224,000	38,320
China Oil and Gas Group Ltd.	1,096,000	71,426
China Tian Lun Gas Holdings Ltd.	76,500	62,269

		172,015

Health Care Equipment & Supplies — 1.0%
AK Medical Holdings Ltd.(c)	90,000	59,113
Beijing Enterprises Medical & Health Group Ltd.(a)	786,000	22,297
Lifetech Scientific Corp.(a)	558,000	114,798

		196,208

Health Care Providers & Services — 3.2%
China Medical & HealthCare Group Ltd.(a)	900,000	22,196
China NT Pharma Group Co. Ltd.	3,000	395
China Resources Medical Holdings Co. Ltd.	211,500	162,157
Genertec Universal Medical Group Co. Ltd.(c)	238,500	192,001
Golden Meditech Holdings Ltd.	288,000	30,545
iKang Healthcare Group Inc., ADR(a)(b)	12,051	215,231

		622,525

Hotels, Restaurants & Leisure — 1.3%
500.com Ltd., ADR(a)(b)	3,762	29,494
Ajisen China Holdings Ltd.	117,000	35,134
Haichang Ocean Park Holdings Ltd.(a)(c)	306,000	62,563
Huangshan Tourism Development Co. Ltd., Class B	60,300	74,289
Shanghai Jinjiang International Travel Co. Ltd., Class B	3,700	6,316
Tuniu Corp., ADR(a)(b)	6,102	36,734

		244,530

Household Durables — 2.1%
Kasen International Holdings Ltd.	189,000	85,012
Konka Group Co. Ltd., Class B	169,200	47,782

Security	Shares	Value

Household Durables (continued)
Ozner Water International Holding Ltd.(b)(c)	99,000	$21,379
Q Technology Group Co. Ltd.(b)	99,000	57,560
Skyworth Digital Holdings Ltd.	450,000	110,405
TCL Electronics Holdings Ltd.	171,000	70,797

		392,935

Household Products — 0.7%
NVC Lighting Holdings Ltd.	450,000	33,351
Vinda International Holdings Ltd.	63,000	108,519

		141,870

Independent Power and Renewable Electricity Producers — 2.8%
Canvest Environment Protection Group Co. Ltd.	189,000	97,087
CGN Meiya Power Holdings Co. Ltd.(a)(c)	342,000	52,879
China Datang Corp. Renewable Power Co. Ltd., Class H	585,000	74,006
China Everbright Greentech Ltd., Class L(b)(c)	126,000	94,833
China Power Clean Energy Development Co. Ltd.	103,500	33,461
Concord New Energy Group Ltd.(b)	1,440,000	54,282
GCL New Energy Holdings Ltd.(a)	1,656,000	61,367
Huadian Energy Co. Ltd., Class B(a)	109,800	32,062
Panda Green Energy Group Ltd.(a)(b)	990,000	37,319

		537,296

Industrial Conglomerates — 0.0%
Chongqing Machinery & Electric Co. Ltd., Class H	28,000	1,825

Insurance — 1.3%
Fanhua Inc., ADR(b)	9,882	241,714

Interactive Media & Services — 2.9%
Bitauto Holdings Ltd., ADR(a)(b)	6,444	118,956
Fang Holdings Ltd., ADR(a)	52,857	97,257
Phoenix New Media Ltd., ADR(a)	461	1,637
Sohu.com Ltd., ADR(a)(b)	7,893	164,569
Tian Ge Interactive Holdings Ltd.(c)	126,000	67,623
Wise Talent Information Technology Co. Ltd.(a)	27,000	102,987

		553,029

Internet & Direct Marketing Retail — 0.5%
Cogobuy Group(a)(b)(c)	144,000	55,202
Jumei International Holding Ltd., ADR(a)(b)	18,657	39,180

		94,382

IT Services — 3.8%
21Vianet Group Inc., ADR(a)	16,767	158,951
AGTech Holdings Ltd.(a)	828,000	64,541
Chinasoft International Ltd.	522,000	306,833
Digital China Holdings Ltd.(a)(b)	171,000	83,033
Hi Sun Technology China Ltd.(a)	459,000	72,143
INESA Intelligent Tech Inc., Class B	77,900	43,079

		728,580

Leisure Products — 0.7%
Bestway Global Holding Inc.(b)(c)	63,000	26,566
Goodbaby International Holdings Ltd.	207,000	74,063
Shanghai Phoenix Enterprise Group Co. Ltd., Class B(a)	43,200	23,976

		124,605

Machinery — 3.5%
China Yuchai International Ltd.	4,671	65,628
CIMC Enric Holdings Ltd.	162,000	130,830
First Tractor Co. Ltd., Class H(a)	108,000	26,497
Huangshi Dongbei Electrical Appliance Co. Ltd., Class B(a)	29,700	35,491
Kama Co. Ltd., Class B(a)	59,415	32,143
Lonking Holdings Ltd.	486,000	126,068
Sany Heavy Equipment International Holdings Co. Ltd.	225,000	72,741

59

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Shang Gong Group Co. Ltd., Class B(a)	60,300	$42,089
Shanghai Diesel Engine Co. Ltd., Class B	81,945	46,381
Shanghai Highly Group Co. Ltd., Class B	73,800	62,878
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	46,800	22,845

		663,591

Marine — 1.5%
Seaspan Corp.(b)	17,388	165,360
Sinotrans Shipping Ltd.	355,500	115,839

		281,199

Media — 0.2%
Phoenix Media Investment Holdings Ltd.(b)	306,000	30,499

Metals & Mining — 2.3%
Chiho Environmental Group Ltd.(a)(b)	108,000	34,226
China Metal Recycling Holdings Ltd.(a)(d)	184,800	—
China Metal Resources Utilization Ltd.(a)(b)(c)	180,000	97,984
Inner Mongolia Eerduosi Resourses Co. Ltd., Class B	77,400	70,434
Jinchuan Group International Resources Co. Ltd.(a)(b)	639,000	55,524
North Mining Shares Co. Ltd.(a)	2,500,000	7,987
Real Gold Mining Ltd.(a)(d)	126,000	24
Shougang Fushan Resources Group Ltd.	612,000	128,254
Tiangong International Co. Ltd.(b)	234,000	50,234

		444,667

Multi-Utilities — 0.2%
Tianjin Development Holdings Ltd.	90,000	31,281

Multiline Retail — 0.3%
Lifestyle China Group Ltd.(a)	157,500	55,547
Parkson Retail Group Ltd.(a)	144,000	10,857

		66,404

Oil, Gas & Consumable Fuels — 1.4%
China Suntien Green Energy Corp. Ltd., Class H	396,000	108,289
Sinopec Kantons Holdings Ltd.	252,000	103,366
Yuan Heng Gas Holdings Ltd.(a)(b)	576,000	49,314

		260,969

Paper & Forest Products — 0.0%
China Forestry Holdings Co. Ltd.(a)(d)	306,000	—
Qunxing Paper Holdings Co. Ltd.(a)(d)	148,000	1,702

		1,702

Pharmaceuticals — 3.7%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	63,000	105,459
China Animal Healthcare Ltd.(a)(b)(d)	140,000	1,073
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A(a)	216,000	110,405
China Shineway Pharmaceutical Group Ltd.	72,000	89,704
Consun Pharmaceutical Group Ltd.	90,000	66,703
Dawnrays Pharmaceutical Holdings Ltd.	198,000	49,337
Hua Han Health Industry Holdings Ltd., Class H(a)(b)(d)	651,960	26,659
Lee’s Pharmaceutical Holdings Ltd.	67,500	53,909
Shandong Xinhua Pharmaceutical Co. Ltd., Class H	46,800	25,476
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	72,000	36,342
Shanghai Haixin Group Co., Class B	116,100	54,451
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(b)(c)	27,000	98,674

		718,192

Real Estate Management & Development — 15.1%
AVIC International Holding HK Ltd.(a)	524,000	13,191
Beijing Capital Land Ltd., Class H	234,000	91,797

Security	Shares	Value

Real Estate Management & Development (continued)
Beijing North Star Co. Ltd., Class H	180,000	$53,592
C C Land Holdings Ltd.	80,500	18,927
C&D International Investment Group Ltd.	36,000	30,315
Carnival Group International Holdings Ltd.(a)(b)	1,982,596	29,641
Central China Real Estate Ltd.	171,038	62,726
China Aoyuan Property Group Ltd.	315,000	201,259
China Logistics Property Holdings Co. Ltd.(a)(c)	261,000	93,384
China Merchants Land Ltd.	288,000	42,322
China Overseas Grand Oceans Group Ltd.	414,000	145,481
China Overseas Property Holdings Ltd.(b)	360,000	102,584
China SCE Group Holdings Ltd.	441,800	158,073
China Vast Industrial Urban Development Co. Ltd.(c)	108,000	43,886
Colour Life Services Group Co. Ltd.(b)	81,000	43,782
Fantasia Holdings Group Co. Ltd.	364,500	43,782
Gemdale Properties & Investment Corp. Ltd.	1,224,000	115,741
Glorious Property Holdings Ltd.(a)	639,000	28,579
Greenland Hong Kong Holdings Ltd.	207,000	54,754
Ground International Development Ltd.(a)(b)	315,000	15,094
Guangdong Land Holdings Ltd.(a)	126,000	27,371
Guorui Properties Ltd.(b)	252,000	66,335
HKC Holdings Ltd.	36,920	29,722
Minmetals Land Ltd.	306,000	52,787
Modern Land China Co. Ltd.	252,000	35,100
Nam Tai Property Inc.	5,913	53,276
Poly Property Group Co. Ltd.	513,000	174,371
Powerlong Real Estate Holdings Ltd.	306,000	123,952
Redco Group(c)	234,000	126,184
Redsun Properties Group Ltd.(a)	153,000	55,720
Renhe Commercial Holdings Co. Ltd.(a)(b)	5,778,000	184,583
Road King Infrastructure Ltd.	54,000	91,636
Ronshine China Holdings Ltd.(a)	139,000	173,711
Shanghai Industrial Urban Development Group Ltd.	342,000	58,561
Shanghai Shibei Hi-Tech Co. Ltd., Class B	114,300	46,863
Skyfame Realty Holdings Ltd.	594,000	82,735
Top Spring International Holdings Ltd.	103,500	31,477
Zhuguang Holdings Group Co. Ltd.(a)(b)	504,000	89,520

		2,892,814

Road & Rail — 0.5%
eHi Car Services Ltd., ADR(a)	6,048	62,294
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	41,400	41,814

		104,108

Semiconductors & Semiconductor Equipment — 2.2%
Daqo New Energy Corp., ADR(a)	2,367	61,826
GCL-Poly Energy Holdings Ltd.(a)	3,177,000	219,222
JinkoSolar Holding Co. Ltd., ADR(a)(b)	7,209	83,408
Shanghai Fudan Microelectronics Group Co. Ltd., Class H(a).	54,000	58,515

		422,971

Software — 0.8%
Inspur International Ltd.	144,000	65,139
National Agricultural Holdings Ltd.(a)(b)(d)	126,000	12,398
Rentian Technology Holdings Ltd.(a)	480,000	5,336
Sinosoft Technology Group Ltd.	135,012	37,782
Xunlei Ltd., ADR(a)	7,389	37,536

		158,191

Specialty Retail — 2.3%
Boshiwa International Holding Ltd.(a)(b)(d)	153,000	587
China Harmony New Energy Auto Holding Ltd.(b)	189,000	73,902
China Meidong Auto Holdings Ltd.	108,000	40,022

60

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
China ZhengTong Auto Services Holdings Ltd.	279,000	$163,997
Grand Baoxin Auto Group Ltd.	180,000	58,422
Pou Sheng International Holdings Ltd.	540,000	102,814

		439,744

Technology Hardware, Storage & Peripherals — 0.5%
China Goldjoy Group Ltd.	1,980,000	84,759
Coolpad Group Ltd.(a)(d)	384,000	2,453

		87,212

Textiles, Apparel & Luxury Goods — 7.8%
361 Degrees International Ltd.	216,000	53,270
Best Pacific International Holdings Ltd.(b)	90,000	25,186
Bosideng International Holdings Ltd.	792,000	138,650
C.banner International Holdings Ltd.(a)	119,000	7,147
China Dongxiang Group Co. Ltd.	891,000	142,319
China Lilang Ltd.	99,000	80,711
China Longevity Group Co. Ltd.(a)(d)	96,000	—
Citychamp Watch & Jewellery Group Ltd.	378,000	80,182
Cosmo Lady China Holdings Co. Ltd.(c)	171,000	65,990
Fuguiniao Co. Ltd., Class H(a)(d)	43,200	10,709
HOSA International Ltd.(d)	220,000	7,871
JNBY Design Ltd.	45,000	78,088
Li Ning Co. Ltd.(a)	445,500	477,052
Luthai Textile Co. Ltd., Class B	65,700	76,986
Texhong Textile Group Ltd.	67,500	81,251
Weiqiao Textile Co.	94,500	30,189
Xtep International Holdings Ltd.	256,500	137,005

		1,492,606

Trading Companies & Distributors — 1.4%
China Aircraft Leasing Group Holdings Ltd.	67,500	70,469
CITIC Resources Holdings Ltd.	720,037	60,726
HC Group Inc.(a)(b)	130,500	80,043
Shougang Concord International Enterprises Co. Ltd.(a)(b)	1,764,000	49,365
Superb Summit International Group Ltd.(a)(b)(d)	59,500	76

		260,679

Transportation Infrastructure — 2.1%
Anhui Expressway Co. Ltd., Class H	108,000	65,829
COSCO SHIPPING International Hong Kong Co. Ltd.(b)	108,000	37,814
Guangdong Provincial Expressway Development Co. Ltd., Class B	58,300	41,942
Jinzhou Port Co. Ltd., Class B	48,700	17,045

Security	Shares	Value

Transportation Infrastructure (continued)
Regal International Airport Group Co. Ltd., Class H	3,000	$2,714
Tianjin Port Development Holdings Ltd.	486,000	52,787
Xiamen International Port Co. Ltd., Class H	270,000	37,952
Yuexiu Transport Infrastructure Ltd.	198,000	148,264

		404,347

Water Utilities — 1.6%
China Everbright Water Ltd.	195,300	49,821
China Water Affairs Group Ltd.	216,000	242,891
CT Environmental Group Ltd.(b)	540,000	22,426

		315,138

Total Common Stocks — 101.1% (Cost: $26,285,743)		19,377,317

Short-Term Investments

Money Market Funds — 18.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(e)(f)(g)	3,502,642	3,502,993
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(e)(f)	19,689	19,689

		3,522,682

Total Short-Term Investments — 18.4% (Cost: $3,522,345)		3,522,682

Total Investments in Securities — 119.5% (Cost: $29,808,088)		22,899,999
Other Assets, Less Liabilities — (19.5)%		(3,734,521)

Net Assets — 100.0%		$19,165,478

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,008,047	(505,405)	3,502,642	$3,502,993	$54,500	(a)	$(93)	$(784)
BlackRock Cash Funds: Treasury, SL Agency Shares	20,119	(430)	19,689	19,689	118		—	—

				$3,522,682	$54,618		$(93)	$(784)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

61

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI China Small-Cap ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$19,096,565	$108,414	$172,338	$19,377,317
Money Market Funds	3,522,682	—	—	3,522,682

	$22,619,247	$108,414	$172,338	$22,899,999

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

62

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Denmark ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Banks — 8.2%
Danske Bank A/S	123,649	$2,464,951
Jyske Bank A/S, Registered	14,065	551,811
Spar Nord Bank A/S	25,309	214,639
Sydbank A/S	15,114	372,840

		3,604,241

Beverages — 6.1%
Carlsberg A/S, Class B	17,780	1,969,142
Royal Unibrew A/S	9,855	713,775

		2,682,917

Biotechnology — 4.5%
Bavarian Nordic A/S(a)(b)	9,554	199,591
Genmab A/S(a)	10,756	1,636,719
Zealand Pharma A/S(a)	12,084	151,064

		1,987,374

Building Products — 1.1%
Rockwool International A/S, Class B	1,877	488,372

Chemicals — 7.9%
Chr Hansen Holding A/S	18,051	1,629,996
Novozymes A/S, Class B	39,541	1,842,255

		3,472,251

Commercial Services & Supplies — 2.2%
ISS A/S	30,255	980,898

Construction & Engineering — 1.5%
FLSmidth & Co. A/S(b)	8,502	425,913
Per Aarsleff Holding A/S	7,611	227,011

		652,924

Electric Utilities — 4.3%
Orsted A/S(c)	29,030	1,888,971

Electrical Equipment — 5.9%
NKT A/S(a)	10,355	161,026
Vestas Wind Systems A/S	32,633	2,435,816

		2,596,842

Food Products — 0.6%
Schouw & Co. A/S	3,260	268,312

Health Care Equipment & Supplies — 9.7%
Ambu A/S, Series B	33,047	660,298
Coloplast A/S, Class B	20,595	1,964,077
GN Store Nord A/S	27,204	950,493
William Demant Holding A/S(a)	22,935	669,811

		4,244,679

Health Care Technology — 0.4%
NNIT A/S(c)	5,374	157,354

Household Durables — 0.5%
Bang & Olufsen A/S(a)	11,483	230,308

Insurance — 3.1%
Alm Brand A/S	24,369	193,358
Topdanmark A/S	11,270	511,915
Tryg A/S	26,222	652,427

		1,357,700

Machinery — 0.6%
Nilfisk Holding A/S(a)	6,879	276,041

Security	Shares	Value

Marine — 6.6%
AP Moller - Maersk A/S, Class A	641	$848,002
AP Moller - Maersk A/S, Class B, NVS	1,099	1,563,950
D/S Norden A/S(a)(b)	11,230	167,392
Dfds A/S	7,773	291,986

		2,871,330

Oil, Gas & Consumable Fuels — 0.3%
TORM PLC(a)	18,982	137,223

Pharmaceuticals — 24.4%
ALK-Abello A/S(a)	1,994	275,592
H Lundbeck A/S	13,825	567,774
Novo Nordisk A/S, Class B	212,594	9,869,490

		10,712,856

Road & Rail — 5.5%
DSV A/S	31,379	2,401,245

Software — 1.9%
Netcompany Group A/S(a)(c)	7,932	261,616
SimCorp A/S	8,640	550,273

		811,889

Specialty Retail — 0.4%
Matas A/S	15,832	154,924

Textiles, Apparel & Luxury Goods — 2.5%
Pandora A/S	19,852	1,072,503

Tobacco — 0.5%
Scandinavian Tobacco Group A/S(c)	17,611	233,517

Total Common Stocks — 98.7% (Cost: $50,972,758)		43,284,671

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(d)(e)(f)	552,883	552,939
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(d)(e)	25,323	25,323

		578,262

Total Short-Term Investments — 1.3% (Cost: $578,258)		578,262

Total Investments in Securities — 100.0% (Cost: $51,551,016)		43,862,933
Other Assets, Less Liabilities — (0.0)%		(4,134)

Net Assets — 100.0%		$43,858,799

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

63

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Denmark ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	771,104	(218,221)	552,883	$552,939	$4,641	(a)	$(161)	$(80)
BlackRock Cash Funds: Treasury, SL Agency Shares	15,884	9,439	25,323	25,323	120		—	—

				$578,262	$4,761		$(161)	$(80)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$43,284,671	$—	$—	$43,284,671
Money Market Funds	578,262	—	—	578,262

	$43,862,933	$—	$—	$43,862,933

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

64

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Finland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.5%
Finnair OYJ	17,329	$148,039

Auto Components — 2.5%
Nokian Renkaat OYJ	22,241	711,906

Banks — 0.5%
Aktia Bank OYJ	13,256	140,035

Building Products — 0.5%
Uponor OYJ	14,446	153,424

Chemicals — 1.5%
Kemira OYJ	23,226	267,446
Tikkurila OYJ	10,896	157,914

		425,360

Commercial Services & Supplies — 0.5%
Caverion OYJ(a)(b)	25,715	154,896

Communications Equipment — 17.6%
Nokia OYJ	917,056	5,042,164

Construction & Engineering — 1.1%
Lehto Group OYJ	15,011	81,837
YIT OYJ	38,907	237,222

		319,059

Containers & Packaging — 2.2%
Huhtamaki OYJ	20,889	638,592

Diversified Telecommunication Services — 4.6%
DNA OYJ	13,746	253,847
Elisa OYJ	26,603	1,066,895

		1,320,742

Electric Utilities — 4.4%
Fortum OYJ	61,161	1,274,884

Food & Staples Retailing — 2.6%
Kesko OYJ, Class B	12,619	735,253

Health Care Providers & Services — 0.4%
Oriola OYJ, Class B	44,786	114,349

Insurance — 10.8%
Sampo OYJ, Class A	69,289	3,093,381

IT Services — 1.2%
Tieto OYJ	11,995	346,053

Leisure Products — 3.0%
Amer Sports OYJ	22,957	859,591

Machinery — 21.3%
Cargotec OYJ, Class B	8,294	319,290
Kone OYJ, Class B	51,864	2,569,720
Konecranes OYJ	13,608	463,771
Metso OYJ	21,734	619,391
Outotec OYJ(a)	38,881	146,376
Ponsse OYJ	4,045	132,132
Valmet OYJ	25,956	558,679
Wartsila OYJ Abp	80,602	1,312,342

		6,121,701

Security	Shares	Value

Media — 0.7%
Sanoma OYJ	20,035	$206,770

Metals & Mining — 1.0%
Outokumpu OYJ	66,792	277,847

Multiline Retail — 0.4%
Tokmanni Group Corp.	16,560	130,313

Oil, Gas & Consumable Fuels — 4.6%
Neste OYJ	16,928	1,322,888

Paper & Forest Products — 12.8%
Metsa Board OYJ	41,104	285,523
Stora Enso OYJ, Class R	96,719	1,232,536
UPM-Kymmene OYJ	80,520	2,145,202

		3,663,261

Pharmaceuticals — 2.4%
Orion OYJ, Class B	20,454	682,729

Real Estate Management & Development —0.7%
Citycon OYJ	97,761	198,356

Software — 0.3%
F-Secure OYJ	36,217	96,571

Trading Companies & Distributors — 1.2%
Cramo OYJ	10,318	191,477
Ramirent OYJ	22,177	140,867

		332,344

Total Common Stocks — 99.3% (Cost: $33,165,610)		28,510,508

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(c)(d)(e)	158,174	158,190
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(c)(d)	15,311	15,311

		173,501

Total Short-Term Investments — 0.6% (Cost: $173,493)		173,501

Total Investments in Securities — 99.9% (Cost: $33,339,103)		28,684,009

Other Assets, Less Liabilities — 0.1%		30,919

Net Assets — 100.0%		$28,714,928

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

65

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Finland ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	433,631	(275,457)	158,174	$158,190	$3,302	(a)	$11	$(69)
BlackRock Cash Funds: Treasury, SL Agency Shares	5,022	10,289	15,311	15,311	99		—	—

				$173,501	$3,401		$11	$(69)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$28,510,508	$—	$—	$28,510,508
Money Market Funds	173,501	—	—	173,501

	$28,684,009	$—	$—	$28,684,009

66

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Germany Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
OHB SE(a)	1,800	$71,434

Auto Components — 1.6%
EDAG Engineering Group AG(a)	3,015	59,945
ElringKlinger AG	10,875	93,765
Leoni AG(a)	11,204	357,865
SAF-Holland SA	15,579	226,842

		738,417

Banks — 0.3%
comdirect bank AG	9,707	122,877

Capital Markets — 2.4%
AURELIUS Equity Opportunities SE & Co KGaA(a)	7,914	347,672
Deutsche Beteiligungs AG	4,390	168,503
DWS Group GmbH & Co. KGaA(b)(c)	13,639	385,606
FinTech Group AG, Registered(c)	3,607	88,419
MLP SE	20,682	105,377

		1,095,577

Chemicals — 2.7%
H&R GmbH & Co. KGaA	4,401	37,772
K+S AG, Registered	65,562	1,150,976

		1,188,748

Commercial Services & Supplies — 1.1%
Bilfinger SE(a)	10,613	347,760
Cewe Stiftung & Co. KGaA	1,780	138,055

		485,815

Communications Equipment — 0.3%
ADVA Optical Networking SE(c)	14,523	122,505

Diversified Financial Services — 2.2%
GRENKE AG(a)	8,739	748,042
Hypoport AG(c)	1,225	233,849

		981,891

Electrical Equipment — 1.3%
Nordex SE(c)	21,622	212,255
Senvion SA, NVS(c)	7,583	31,338
SGL Carbon SE(c)	18,879	189,603
Varta AG(c)	4,584	141,901

		575,097

Electronic Equipment, Instruments & Components — 1.8%
Basler AG	421	66,544
Isra Vision AG	5,636	219,519
Jenoptik AG	17,667	534,493

		820,556

Entertainment — 2.1%
Borussia Dortmund GmbH & Co. KGaA	20,511	192,640
CTS Eventim AG & Co. KGaA	19,753	758,632

		951,272

Equity Real Estate Investment Trusts (REITs) — 2.1%
alstria office REIT AG	51,696	721,124
Hamborner REIT AG	21,927	219,470

		940,594

Food Products — 1.4%
KWS Saat SE	792	258,262
Suedzucker AG(a)	24,510	348,697

		606,959

Security	Shares	Value

Health Care Equipment & Supplies — 2.5%
Carl Zeiss Meditec AG, Bearer	13,803	$953,335
Draegerwerk AG & Co. KGaA	1,061	46,611
STRATEC Biomedical AG(a)	1,642	102,068

		1,102,014

Health Care Providers & Services — 0.4%
RHOEN-KLINIKUM AG	6,885	173,373

Health Care Technology — 0.9%
CompuGroup Medical SE	8,213	388,519

Hotels, Restaurants & Leisure — 0.1%
bet-at-home.com AG	958	58,085

Household Durables — 0.1%
Surteco Group SE	2,669	67,541

Independent Power and Renewable Electricity Producers — 0.5%
Encavis AG	31,107	208,860

Industrial Conglomerates — 3.9%
Indus Holding AG	6,291	288,837
MBB SE(a)	681	61,608
Rheinmetall AG	14,938	1,383,529

		1,733,974

Insurance — 0.3%
Wuestenrot & Wuerttembergische AG	8,050	158,959

Interactive Media & Services — 4.1%
Scout24 AG(b)	36,901	1,537,546
XING SE	964	289,790

		1,827,336

Internet & Direct Marketing Retail — 3.4%
HelloFresh SE(c)	24,941	255,567
Rocket Internet SE(b)(c)	23,823	609,064
Shop Apotheke Europe NV(b)(c)	2,900	133,639
Takkt AG	11,252	180,400
zooplus AG(a)(c)	2,082	343,465

		1,522,135

IT Services — 2.9%
Bechtle AG	10,082	806,494
CANCOM SE	11,417	454,251
GFT Technologies SE	5,874	52,708

		1,313,453

Life Sciences Tools & Services — 6.8%
Evotec AG(c)	43,021	1,008,308
Gerresheimer AG	10,768	766,881
MorphoSys AG(c)	10,919	1,247,431

		3,022,620

Machinery — 12.1%
Aumann AG(b)	2,616	116,553
Deutz AG	41,471	304,272
DMG Mori AG	6,759	334,431
Duerr AG(a)	17,799	661,016
Heidelberger Druckmaschinen AG(a)(c)	86,071	183,213
JOST Werke AG(b)	5,112	172,774
Koenig & Bauer AG(a)	4,819	222,618
Krones AG	5,418	482,174
Norma Group SE	10,927	632,833
Pfeiffer Vacuum Technology AG(a)	2,369	332,069
Rational AG	1,170	665,678

67

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Germany Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
SLM Solutions Group AG(a)(c)	4,331	$62,474
Stabilus SA	8,471	609,047
Vossloh AG	3,015	143,377
Wacker Neuson SE	9,622	191,634
Washtec AG	3,836	281,881

		5,396,044

Marine — 0.9%
Hapag-Lloyd AG(b)	12,061	388,379

Media — 1.1%
Stroeer SE & Co. KGaA	9,593	501,158

Metals & Mining — 2.6%
Aurubis AG	13,105	713,418
Salzgitter AG	13,397	429,882

		1,143,300

Oil, Gas & Consumable Fuels — 0.1%
VERBIO Vereinigte BioEnergie AG	7,586	60,039

Professional Services — 0.8%
Amadeus Fire AG	1,785	190,586
Bertrandt AG	1,915	160,885

		351,471

Real Estate Management & Development — 16.5%
ADLER Real Estate AG	11,879	203,095
ADO Properties SA(b)	9,829	533,964
Consus Real Estate AG(a)(c)	11,796	103,376
Corestate Capital Holding SA	4,384	180,930
Deutsche EuroShop AG	16,948	529,243
DIC Asset AG	16,955	185,254
Grand City Properties SA	40,005	942,150
LEG Immobilien AG	21,670	2,491,617
PATRIZIA Immobilien AG	15,838	317,945
TAG Immobilien AG	42,696	1,021,961
TLG Immobilien AG	31,854	870,650

		7,380,185

Road & Rail — 1.0%
Sixt Leasing SE	4,244	64,871
Sixt SE	4,165	399,902

		464,773

Semiconductors & Semiconductor Equipment — 4.3%
AIXTRON SE(a)(c)	38,726	423,479
Dialog Semiconductor PLC(c)	26,195	680,384
Elmos Semiconductor AG	3,805	80,736
Siltronic AG	7,201	650,636
SMA Solar Technology AG	3,571	74,801

		1,910,036

Software — 3.7%
Nemetschek SE	6,602	800,585
RIB Software SE(a)	13,276	193,609
Software AG	16,495	672,913

		1,667,107

Specialty Retail — 1.1%
CECONOMY AG	61,175	285,581
Hornbach Holding AG & Co. KGaA	3,573	204,704

		490,285

Technology Hardware, Storage & Peripherals — 0.8%
Diebold Nixdorf AG	143	9,018

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
S&T AG(a)	16,426	$362,110

		371,128

Thrifts & Mortgage Finance — 2.7%
Aareal Bank AG	19,502	640,574
Deutsche Pfandbriefbank AG(b)	46,125	549,407

		1,189,981

Trading Companies & Distributors — 0.7%
BayWa AG(a)	4,918	128,908
Kloeckner & Co. SE	25,670	206,506

		335,414

Transportation Infrastructure — 1.0%
Hamburger Hafen und Logistik AG	8,410	184,350
VTG AG(c)	4,451	266,094

		450,444

Wireless Telecommunication Services — 2.0%
Freenet AG	43,918	903,773

Total Common Stocks — 96.8% (Cost: $52,009,704)		43,282,128

Preferred Stocks

Biotechnology — 0.4%
Biotest AG, Preference Shares, NVS	6,792	179,183

Construction Materials — 0.2%
STO SE & Co. KGaA, Preference Shares, NVS	871	88,264

Health Care Equipment & Supplies — 0.3%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS(a)	2,598	141,549

Machinery — 1.2%
Jungheinrich AG, Preference Shares, NVS	16,461	548,329

Road & Rail — 0.9%
Sixt SE, Preference Shares, NVS	5,688	386,414

Total Preferred Stocks — 3.0% (Cost: $1,719,082)		1,343,739

Short-Term Investments

Money Market Funds — 12.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(d)(e)(f)	5,636,817	5,637,381
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(d)(e)	20,689	20,689

		5,658,070

Total Short-Term Investments — 12.7% (Cost: $5,657,726)		5,658,070

Total Investments in Securities — 112.5% (Cost: $59,386,512)		50,283,937

Other Assets, Less Liabilities — (12.5)%		(5,579,791)

Net Assets — 100.0%		$44,704,146

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

68

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Germany Small-Cap ETF

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,722,919	(2,086,102)	5,636,817	$5,637,381	$55,044	(a)	$91	$(1,083)
BlackRock Cash Funds: Treasury, SL Agency Shares	29,976	(9,287)	20,689	20,689	133		—	—

				$5,658,070	$55,177		$91	$(1,083)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$43,282,128	$—	$—	$43,282,128
Preferred Stocks	1,343,739	—	—	1,343,739
Money Market Funds	5,658,070	—	—	5,658,070

	$50,283,937	$—	$—	$50,283,937

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

69

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Global Impact ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.7%
CSL Ltd.	1,876	$243,029
GPT Group (The)	13,188	50,753

		293,782
Belgium — 3.8%
Umicore SA	34,272	1,486,988

Canada — 0.1%
First Capital Realty Inc.	3,416	50,735

China — 7.7%
3SBio Inc.(a)	7,500	11,040
Beijing Enterprises Water Group Ltd.	756,000	437,617
BYD Co. Ltd., Class H(b)	42,000	314,769
China Everbright International Ltd.	280,000	244,731
China Longyuan Power Group Corp. Ltd., Class H	350,000	275,054
China Medical System Holdings Ltd.	12,000	13,080
China Mengniu Dairy Co. Ltd.	84,000	259,758
China Vanke Co. Ltd., Class H	110,600	380,173
CSPC Pharmaceutical Group Ltd.	28,000	56,674
Fullshare Holdings Ltd.	30,000	11,347
Huaneng Renewables Corp. Ltd., Class H	644,000	202,439
New Oriental Education & Technology Group Inc., ADR(c)	6,552	374,512
Shui On Land Ltd.	994,500	235,099
Sihuan Pharmaceutical Holdings Group Ltd.	28,000	6,226
Sino Biopharmaceutical Ltd.	56,000	51,093
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	81,200	80,310
Xinyi Solar Holdings Ltd.	196,000	73,383

		3,027,305
Denmark — 5.4%
Genmab A/S(c)	70	10,652
H Lundbeck A/S	1,106	45,422
Novo Nordisk A/S, Class B	14,644	679,835
Vestas Wind Systems A/S	18,732	1,398,207

		2,134,116
France — 10.3%
Covivio	602	58,653
Danone SA, NVS	11,172	835,626
Gecina SA	350	48,941
Ipsen SA, NVS	228	29,352
Klepierre SA	3,248	106,355
Suez	96,936	1,440,545
Veolia Environnement SA, NVS	72,394	1,538,951

		4,058,423
Germany — 3.1%
KION Group AG	5,600	315,889
OSRAM Licht AG	10,346	474,076
Vonovia SE	8,596	416,273

		1,206,238
Hong Kong — 2.2%
MTR Corp. Ltd.	28,000	145,264
Swire Properties Ltd.	8,400	29,250
WH Group Ltd.(a)	959,000	699,727

		874,241
India — 0.3%
Godrej Consumer Products Ltd.	1,356	14,599
Hindustan Unilever Ltd.	2,268	57,078
Marico Ltd.	2,310	11,824

Security	Shares	Value

India (continued)
Nestle India Ltd.	96	$14,828

		98,329
Indonesia — 0.1%
Indofood CBP Sukses Makmur Tbk PT	38,300	26,377
Unilever Indonesia Tbk PT	6,000	17,724

		44,101
Ireland — 1.0%
Kingspan Group PLC	9,257	398,497

Japan — 13.5%
Central Japan Railway Co.	5,600	1,150,330
Chugai Pharmaceutical Co. Ltd.	1,400	95,799
Daiichi Sankyo Co. Ltd.	7,500	275,231
East Japan Railway Co.	16,800	1,526,869
Japan Retail Fund Investment Corp.	28	53,682
Kyowa Hakko Kirin Co. Ltd.	1,400	28,691
NH Foods Ltd.	14,000	519,067
Nippon Prologis REIT Inc.	15	31,057
Nisshin Seifun Group Inc.	5,600	117,622
Nissin Foods Holdings Co. Ltd.	1,600	103,285
Ono Pharmaceutical Co. Ltd.	3,000	72,536
Shionogi & Co. Ltd.	1,600	105,793
Sysmex Corp.	1,400	74,580
Terumo Corp.	1,800	105,971
TOTO Ltd.	8,400	325,126
Toyo Suisan Kaisha Ltd.	4,500	154,161
Unicharm Corp.	7,000	219,093
Yokogawa Electric Corp.	18,200	334,348

		5,293,241
Mexico — 0.3%
Gruma SAB de CV, Series B	4,970	54,449
Kimberly-Clark de Mexico SAB de CV, Class A	35,000	51,763

		106,212
Norway — 0.5%
Marine Harvest ASA	8,792	205,512

Singapore — 0.2%
CapitaLand Commercial Trust	22,495	28,529
CapitaLand Mall Trust	33,300	54,610

		83,139
South Korea — 1.3%
Samsung SDI Co. Ltd.	2,856	526,129

Spain — 1.1%
Siemens Gamesa Renewable Energy SA(b)(c)	31,976	450,750

Sweden — 1.6%
Essity AB, Class B	24,486	627,411

Switzerland — 0.6%
Geberit AG, Registered	560	218,094

Taiwan — 3.5%
Innolux Corp.	3,010,000	1,001,656
Standard Foods Corp.	12,000	19,032
Uni-President Enterprises Corp.	154,000	360,982

		1,381,670
Thailand — 0.0%
Energy Absolute PCL, NVDR	10,500	15,325

70

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Global Impact ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom — 10.0%
Barratt Developments PLC	84,882	$500,567
Berkeley Group Holdings PLC	7,840	322,699
Johnson Matthey PLC	42,994	1,603,992
Pearson PLC	76,244	937,193
Shire PLC	9,548	554,295

		3,918,746
United States — 32.6%
AbbVie Inc.	17,388	1,639,167
ABIOMED Inc.(c)	112	37,260
Acuity Brands Inc.	2,562	333,111
Akamai Technologies Inc.(c)	6,496	446,600
Amgen Inc.	4,942	1,029,171
Arista Networks Inc.(c)	952	227,033
BioMarin Pharmaceutical Inc.(c)	910	87,387
Cadence Design Systems Inc.(c)	8,064	363,203
Celgene Corp.(c)	12,040	869,529
Citrix Systems Inc.(c)	4,466	486,660
Cognex Corp.	3,220	141,744
Colgate-Palmolive Co.	7,532	478,433
Digital Realty Trust Inc.	3,024	347,881
Edwards Lifesciences Corp.(c)	1,064	172,379
Gilead Sciences Inc.	19,404	1,395,924
Hormel Foods Corp.	5,376	242,404
Incyte Corp.(c)	1,344	86,352
Jazz Pharmaceuticals PLC(c)	686	103,723
Kimberly-Clark Corp.	9,142	1,054,712
Procter & Gamble Co. (The)	16,604	1,569,244
Rockwell Automation Inc.	2,968	517,441
ServiceNow Inc.(c)	2,100	389,067
Vertex Pharmaceuticals Inc.(c)	952	172,112
VMware Inc., Class A(c)	1,484	248,333
Xylem Inc./NY	5,096	371,906

		12,810,776

Total Common Stocks — 99.9% (Cost: $38,187,641)		39,309,760

Security	Shares	Value

Rights

China — 0.0%
Xinyi Solar Holdings Ltd. (Expires 12/12/18)(c)	28,000	$—

Total Rights — 0.0% (Cost: $0)		—

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(d)(e)(f)	513,456	513,507
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(d)(e)	18,893	18,893

		532,400

Total Short-Term Investments — 1.4% (Cost: $532,404)		532,400

Total Investments in Securities — 101.3% (Cost: $38,720,045)		39,842,160

Other Assets, Less Liabilities — (1.3)%		(495,849)

Net Assets — 100.0%		$39,346,311

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	482,597	30,859	513,456	$513,507	$6,037	(a)	$(102)	$(38)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	18,893	18,893	18,893	149		—	—

				$532,400	$6,186		$(102)	$(38)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

71

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Global Impact ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$39,309,760	$—		$—	$39,309,760
Rights	—	0	(a)	—	0	(a)
Money Market Funds	532,400	—		—	532,400

	$39,842,160	$0	(a)	$—	$39,842,160

(a)	Rounds to less than $1.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

72

Consolidated Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI India ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.3%
InterGlobe Aviation Ltd.(a)	958,927	$14,285,185

Auto Components — 1.3%
Bharat Forge Ltd.	2,177,290	17,614,821
Bosch Ltd.	76,136	20,726,700
Motherson Sumi Systems Ltd.	9,847,676	21,999,902

		60,341,423
Automobiles — 7.5%
Bajaj Auto Ltd.	871,501	34,333,601
Eicher Motors Ltd.	138,760	46,599,030
Hero MotoCorp Ltd.	518,951	22,749,108
Mahindra & Mahindra Ltd.	7,746,592	87,908,453
Maruti Suzuki India Ltd.	1,098,022	120,706,010
Tata Motors Ltd.(b)	16,492,365	40,689,607

		352,985,809
Banks — 8.8%
Axis Bank Ltd.(b)	18,670,692	167,633,051
ICICI Bank Ltd.	24,723,730	125,986,551
State Bank of India(b)	18,536,989	75,709,218
Yes Bank Ltd.	17,736,637	43,212,296

		412,541,116
Beverages — 0.6%
United Spirits Ltd.(b)	3,018,294	29,119,749

Chemicals — 2.5%
Asian Paints Ltd.	2,988,481	57,713,552
Pidilite Industries Ltd.	1,266,765	21,143,952
UPL Ltd.	3,702,791	40,260,779

		119,118,283
Construction & Engineering — 2.2%
Larsen & Toubro Ltd.	4,950,442	101,750,601

Construction Materials — 3.0%
Ambuja Cements Ltd.	6,191,644	19,318,071
Grasim Industries Ltd.	3,414,384	42,437,910
Shree Cement Ltd.	86,794	20,532,363
UltraTech Cement Ltd.	998,224	57,285,984

		139,574,328
Consumer Finance — 2.4%
Bajaj Finance Ltd.	1,800,721	65,566,966
Mahindra & Mahindra Financial Services Ltd.	3,146,317	20,280,980
Shriram Transport Finance Co. Ltd.	1,531,412	25,389,864

		111,237,810
Diversified Financial Services — 0.2%
REC Ltd.	7,184,560	10,298,265

Diversified Telecommunication Services — 0.3%
Bharti Infratel Ltd.	3,460,472	12,748,062

Electric Utilities — 1.2%
Power Grid Corp. of India Ltd.	16,299,563	42,131,663
Tata Power Co. Ltd. (The)	11,526,509	12,585,800

		54,717,463
Electrical Equipment — 0.5%
Havells India Ltd.	2,599,120	25,534,364

Food & Staples Retailing — 0.6%
Avenue Supermarts Ltd.(a)(b)	1,296,124	27,756,153

Security	Shares	Value

Food Products — 1.4%
Britannia Industries Ltd.	598,992	$27,242,340
Nestle India Ltd.	240,315	37,118,229

		64,360,569
Gas Utilities — 0.9%
GAIL India Ltd.	8,196,894	40,346,431

Household Products — 3.6%
Hindustan Unilever Ltd.	6,744,176	169,729,316

Independent Power and Renewable Electricity Producers — 0.9%
NTPC Ltd.	20,551,684	41,371,709

Insurance — 0.7%
Bajaj Finserv Ltd.	396,642	34,114,513

IT Services — 17.0%
HCL Technologies Ltd.	5,784,729	84,245,641
Infosys Ltd.	36,293,741	347,575,255
Tata Consultancy Services Ltd.	9,352,757	264,130,339
Tech Mahindra Ltd.	4,888,938	49,520,709
Wipro Ltd.	11,745,951	54,714,441

		800,186,385
Life Sciences Tools & Services — 0.4%
Divi’s Laboratories Ltd.	827,095	17,081,271

Machinery — 0.4%
Ashok Leyland Ltd.	12,203,094	19,671,678

Media — 0.7%
Zee Entertainment Enterprises Ltd.	4,987,372	34,964,201

Metals & Mining — 3.1%
Hindalco Industries Ltd.	12,125,367	39,353,727
JSW Steel Ltd.	8,786,286	39,616,764
Tata Steel Ltd.	3,626,324	27,550,593
Vedanta Ltd.	13,511,533	37,968,775

		144,489,859
Oil, Gas & Consumable Fuels — 14.0%
Bharat Petroleum Corp. Ltd.	7,884,956	36,701,050
Coal India Ltd.	7,090,059	24,913,630
Hindustan Petroleum Corp. Ltd.	6,335,450	21,121,197
Indian Oil Corp. Ltd.	15,128,519	29,217,285
Oil & Natural Gas Corp. Ltd.	14,660,395	29,512,209
Petronet LNG Ltd.	6,236,405	19,166,912
Reliance Industries Ltd.	29,618,414	496,175,899

		656,808,182
Personal Products — 2.0%
Dabur India Ltd.	5,492,778	32,241,846
Godrej Consumer Products Ltd.	3,717,916	40,027,811
Marico Ltd.	4,696,039	24,037,763

		96,307,420
Pharmaceuticals — 5.3%
Aurobindo Pharma Ltd.	2,738,184	31,850,861
Cadila Healthcare Ltd.	2,128,158	11,154,547
Cipla Ltd./India	3,594,991	27,897,997
Dr. Reddy’s Laboratories Ltd.	1,189,569	46,463,085
Glenmark Pharmaceuticals Ltd.	1,437,101	13,467,860
Lupin Ltd.	2,300,653	29,271,885
Piramal Enterprises Ltd.	843,846	26,636,935
Sun Pharmaceutical Industries Ltd.	8,721,021	61,639,644

		248,382,814

73

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI India ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail — 0.3%
Container Corp. of India Ltd.	1,722,578	$16,682,029

Textiles, Apparel & Luxury Goods — 1.4%
Page Industries Ltd.	56,808	22,102,995
Titan Co. Ltd.	3,226,989	42,926,200

		65,029,195
Thrifts & Mortgage Finance — 11.2%
Housing Development Finance Corp. Ltd.	16,681,253	476,060,151
Indiabulls Housing Finance Ltd.	2,882,106	29,592,296
LIC Housing Finance Ltd.	3,091,032	20,683,015

		526,335,462
Tobacco — 3.1%
ITC Ltd.	35,518,427	145,651,287

Transportation Infrastructure — 0.6%
Adani Ports & Special Economic Zone Ltd.	5,376,538	28,207,635

Wireless Telecommunication Services — 1.6%
Bharti Airtel Ltd.	14,530,037	65,358,585
Vodafone Idea Ltd.(b)	20,390,321	10,327,546

		75,686,131

Total Common Stocks — 100.0% (Cost: $3,680,419,111)		4,697,414,698

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(c)(d)	27,536,766	$27,536,766

Total Short-Term Investments — 0.6% (Cost: $27,536,766)		27,536,766

Total Investments in Securities — 100.6% (Cost: $3,707,955,877)		4,724,951,464

Other Assets, Less Liabilities — (0.6)%		(25,974,306)

Net Assets — 100.0%		$4,698,977,158

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	40,830,082	(13,293,316)	27,536,766	$27,536,766	$277,052	$—	$—

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	11	12/21/18	$550	$11,102

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

74

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI India ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,697,414,698	$—	$—	$4,697,414,698
Money Market Funds	27,536,766	—	—	27,536,766

	$4,724,951,464	$—	$—	$4,724,951,464

Derivative financial instruments(a)
Assets
Futures Contracts	$11,102	$—	$—	$11,102

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

75

Consolidated Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.3%
Allcargo Logistics Ltd.	134,128	$202,072
Blue Dart Express Ltd.	11,878	527,842

		729,914
Airlines — 0.2%
SpiceJet Ltd.(a)	369,974	432,641

Auto Components — 5.7%
Apollo Tyres Ltd.	661,022	2,267,269
Asahi India Glass Ltd.	145,926	551,920
Balkrishna Industries Ltd.	198,588	2,736,551
Ceat Ltd.	46,632	845,826
Endurance Technologies Ltd.(b)	72,869	1,169,752
Exide Industries Ltd.	523,940	1,975,628
JK Tyre & Industries Ltd.	101,241	143,302
Mahindra CIE Automotive Ltd.(a)	234,500	870,606
Minda Industries Ltd.	162,140	752,132
Sundram Fasteners Ltd.	129,980	948,624
Suprajit Engineering Ltd.	87,636	261,607
Tube Investments of India Ltd.	184,306	793,736
WABCO India Ltd.	12,371	1,201,511

		14,518,464
Banks — 8.3%
Allahabad Bank(a)	733,784	511,159
AU Small Finance Bank Ltd.(b)	227,360	1,853,753
Canara Bank(a)	376,674	1,382,498
City Union Bank Ltd.	745,844	1,865,814
DCB Bank Ltd.	390,878	879,959
Federal Bank Ltd.	3,761,514	4,603,733
IDFC Bank Ltd.	3,599,220	1,985,652
Indian Bank(a)	246,828	813,847
Jammu & Kashmir Bank Ltd. (The)(a)	507,056	267,733
Karnataka Bank Ltd. (The)	359,305	533,841
Karur Vysya Bank Ltd. (The)	831,193	942,166
RBL Bank Ltd.(b)	540,771	4,255,094
South Indian Bank Ltd. (The)	1,164,594	269,029
Union Bank of India(a)	600,186	676,442
Vijaya Bank	676,164	398,742

		21,239,462
Beverages — 0.8%
Radico Khaitan Ltd.	136,814	815,250
Varun Beverages Ltd.	112,962	1,257,015

		2,072,265
Building Products — 1.5%
Astral Poly Technik Ltd.	86,518	1,288,987
Blue Star Ltd.	60,184	585,174
Cera Sanitaryware Ltd.	13,258	448,912
Kajaria Ceramics Ltd.	163,212	1,029,574
Sintex Plastics Technology Ltd., Class L(a)	499,555	177,401
Somany Ceramics Ltd.	42,184	178,735

		3,708,783
Capital Markets — 4.7%
BSE Ltd.	33,586	291,670
Care Ratings Ltd.	53,466	735,460
Central Depository Services India Ltd.	55,189	187,791
CRISIL Ltd.	47,722	1,027,329
Edelweiss Financial Services Ltd.	1,170,356	2,849,694
ICICI Securities Ltd.(b)	75,399	276,194

Security	Shares	Value

Capital Markets (continued)
IIFL Holdings Ltd.	246,158	$1,665,836
Indiabulls Ventures Ltd.	402,268	2,322,875
Indian Energy Exchange Ltd.(b)	179,384	418,764
JM Financial Ltd.	518,580	655,154
Motilal Oswal Financial Services Ltd.	93,268	821,607
Multi Commodity Exchange of India Ltd.	22,110	232,885
Tata Investment Corp. Ltd.	34,170	417,031

		11,902,290
Chemicals — 6.8%
Aarti Industries	67,987	1,400,711
Akzo Nobel India Ltd.	25,844	585,648
Atul Ltd.	24,802	1,234,620
BASF India Ltd.	26,054	593,790
Bayer CropScience Ltd./India	21,306	1,314,571
Chambal Fertilizers and Chemicals Ltd.	258,218	567,231
Coromandel International Ltd.	181,570	1,059,147
DCM Shriram Ltd.	83,626	428,299
Deepak Fertilisers & Petrochemicals Corp. Ltd.	38,464	88,385
Dhanuka Agritech Ltd.	29,075	176,861
EID Parry India Ltd.	153,515	461,019
Finolex Industries Ltd.	82,946	659,153
Gujarat Alkalies & Chemicals Ltd.	47,752	383,722
Gujarat Fluorochemicals Ltd.	67,804	867,895
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	96,081	470,582
Gulf Oil Lubricants India Ltd.	30,954	327,527
Himadri Speciality Chemical Ltd.	216,276	410,085
Monsanto India Ltd.	5,142	198,966
Phillips Carbon Black Ltd.	131,454	403,444
PI Industries Ltd.	142,308	1,678,313
Rain Industries Ltd.	207,708	397,117
Rallis India Ltd.	128,448	298,198
SH Kelkar & Co. Ltd.(b)	51,055	127,317
Sharda Cropchem Ltd.	62,679	266,787
Supreme Industries Ltd.	98,222	1,400,645
Tata Chemicals Ltd.	98,232	983,025
Vinati Organics Ltd.	31,892	663,877

		17,446,935
Communications Equipment — 0.6%
Sterlite Technologies Ltd.	247,766	1,236,075
Tejas Networks Ltd.(a)(b)	83,214	268,346

		1,504,421
Construction & Engineering — 4.5%
Ashoka Buildcon Ltd.	177,669	332,930
Dilip Buildcon Ltd.(b)	84,286	555,336
Engineers India Ltd.	406,898	685,996
Gayatri Projects Ltd.(a)	216,008	544,553
GE Power India Ltd.	43,670	511,546
GMR Infrastructure Ltd.(a)	5,539,784	1,279,726
Hindustan Construction Co. Ltd.(a)	1,069,657	179,568
IRB Infrastructure Developers Ltd.	360,594	772,202
Kalpataru Power Transmission Ltd.	102,154	525,244
KEC International Ltd.	158,924	669,262
KNR Constructions Ltd.	72,022	201,356
NBCC India Ltd.	1,107,376	840,522
NCC Ltd./India	1,079,102	1,347,039
PNC Infratech Ltd.	160,934	334,822
Sadbhav Engineering Ltd.	223,964	670,494
Voltas Ltd.	254,868	2,025,743

		11,476,339

76

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction Materials — 2.7%
Birla Corp. Ltd.	47,972	$424,965
Century Textiles & Industries Ltd.	68,474	904,865
Dalmia Bharat Ltd.(a)	58,558	1,993,719
HeidelbergCement India Ltd.	141,370	305,884
India Cements Ltd. (The)	435,768	587,422
JK Cement Ltd.	46,603	475,726
JK Lakshmi Cement Ltd.	82,057	322,836
Orient Cement Ltd.	127,008	142,963
Prism Johnson Ltd.	316,106	381,667
Ramco Cements Ltd. (The)	145,390	1,258,329

		6,798,376
Consumer Finance — 3.4%
Bharat Financial Inclusion Ltd.(a)	132,752	1,948,661
Capital First Ltd.	114,704	863,057
Equitas Holdings Ltd./India(a)	268,374	414,527
Magma Fincorp Ltd.	354,355	571,229
Manappuram Finance Ltd.	1,063,156	1,316,455
Muthoot Finance Ltd.	247,096	1,604,644
Repco Home Finance Ltd.	79,328	420,856
Sundaram Finance Ltd.	67,730	1,419,954

		8,559,383
Containers & Packaging — 0.3%
Essel Propack Ltd.	26,776	34,039
HSIL Ltd.	53,345	157,941
Time Technoplast Ltd.	276,698	425,796
Uflex Ltd.	32,410	126,999

		744,775
Diversified Financial Services — 1.7%
Cox & Kings Financial Service Ltd.(a)	65,956	50,053
IDFC Ltd.	1,978,108	1,162,257
IFCI Ltd.(a)	1,534,812	299,497
Power Finance Corp. Ltd.	1,626,358	2,017,342
Reliance Capital Ltd.	259,424	841,606
SREI Infrastructure Finance Ltd.	123,575	56,118

		4,426,873
Diversified Telecommunication Services — 0.7%
Himachal Futuristic Communications Ltd.	1,276,484	331,507
Tata Communications Ltd.	175,942	1,358,284

		1,689,791
Electric Utilities — 1.8%
Adani Transmissions Ltd.(a)	85,350	275,663
CESC Ltd.	153,162	1,537,224
Reliance Infrastructure Ltd.	337,546	1,604,548
Torrent Power Ltd.	296,140	1,151,077

		4,568,512
Electrical Equipment — 3.2%
Amara Raja Batteries Ltd.	73,307	746,008
CG Power and Industrial Solutions Ltd.(a)	964,666	536,349
Finolex Cables Ltd.	174,481	1,147,476
GE T&D India Ltd.	171,205	568,309
Graphite India Ltd.	139,683	1,873,630
HEG Ltd.	20,636	1,237,923
KEI Industries Ltd.	90,718	467,029
Schneider Electric Infrastructure Ltd.(a)	135,594	210,020
Suzlon Energy Ltd.(a)	6,769,144	500,195
V-Guard Industries Ltd.	263,310	795,654

		8,082,593

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.3%
Redington India Ltd.	669,866	$876,559

Entertainment — 0.6%
Chennai Super Kings Cricket Ltd.(a)	206,787	6,676
Inox Leisure Ltd.(a)	112,694	352,255
PVR Ltd.	60,117	1,238,654

		1,597,585
Food Products — 2.1%
Avanti Feeds Ltd.	84,152	412,519
CCL Products India Ltd.	134,670	518,140
Future Consumer Ltd.(a)	265,569	174,328
Kaveri Seed Co. Ltd.	65,526	491,433
KRBL Ltd.	124,395	533,134
Manpasand Beverages Ltd.	64,025	86,123
Tata Global Beverages Ltd.	761,924	2,390,339
Venky’s India Ltd.	8,677	292,394
Zydus Wellness Ltd.	20,234	352,553

		5,250,963
Gas Utilities — 1.9%
Gujarat Gas Ltd.	88,406	815,499
Gujarat State Petronet Ltd.	348,534	935,908
Indraprastha Gas Ltd.	539,618	2,037,456
Mahanagar Gas Ltd.	86,341	1,031,087

		4,819,950
Health Care Providers & Services — 2.7%
Apollo Hospitals Enterprise Ltd.	232,222	4,214,282
Dr Lal PathLabs Ltd.(b)	62,980	779,354
Fortis Healthcare Ltd.(a)	798,704	1,692,641
Max India Ltd.(a)	250,937	218,010

		6,904,287
Hotels, Restaurants & Leisure — 3.2%
Cox & Kings Ltd.	200,866	507,677
EIH Ltd.	369,974	1,035,152
Indian Hotels Co. Ltd. (The)	1,212,977	2,510,538
Jubilant Foodworks Ltd.	169,510	3,059,790
Lemon Tree Hotels Ltd.(a)(b)	141,047	137,718
Mahindra Holidays & Resorts India Ltd.	57,570	166,858
Thomas Cook India Ltd.	231,284	763,259
Westlife Development Ltd.(a)	18,486	91,521

		8,272,513
Household Durables — 2.9%
Bajaj Electricals Ltd.	62,980	427,292
Crompton Greaves Consumer Electricals Ltd.	967,078	3,010,368
IFB Industries Ltd.(a)	23,335	288,226
Johnson Controls-Hitachi Air Conditioning India Ltd.	17,497	443,005
LA Opala RG Ltd.	68,045	221,040
Symphony Ltd.	43,550	618,398
TTK Prestige Ltd.	7,853	812,032
Whirlpool of India Ltd.	82,547	1,656,862

		7,477,223
Household Products — 0.3%
Eveready Industries India Ltd.	85,306	242,228
Jyothy Laboratories Ltd.	233,701	622,688

		864,916
Independent Power and Renewable Electricity Producers — 1.5%
Adani Power Ltd.(a)	1,979,850	1,576,608
JSW Energy Ltd.(a)	843,932	827,646
PTC India Ltd.	457,610	532,822

77

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Reliance Power Ltd.(a)	1,440,634	$602,547
Techno Electric & Engineering Co. Ltd.(a)(c)	70,608	267,154

		3,806,777
Industrial Conglomerates — 0.7%
Godrej Industries Ltd.	207,700	1,637,431
Jaiprakash Associates Ltd.(a)	2,509,521	248,450

		1,885,881
Insurance — 1.4%
Max Financial Services Ltd.(a)	338,484	2,172,378
TI Financial Holdings Ltd.	183,982	1,374,948

		3,547,326
Interactive Media & Services — 1.6%
Info Edge India Ltd.	156,780	3,476,851
Just Dial Ltd.(a)	77,988	557,593

		4,034,444
IT Services — 4.6%
eClerx Services Ltd.	51,110	743,458
Firstsource Solutions Ltd.	427,460	320,771
Hexaware Technologies Ltd.	228,872	1,063,822
Larsen & Toubro Infotech Ltd.(b)	75,671	1,704,348
Mindtree Ltd.	252,992	3,182,229
Mphasis Ltd.	198,990	2,864,148
Persistent Systems Ltd.	100,902	876,694
RP-SG Business Process Services Ltd.(a)(c)	31,864	159,277
Sonata Software Ltd.	81,740	359,354
Vakrangee Ltd.	785,240	362,791

		11,636,892
Life Sciences Tools & Services — 0.5%
Dishman Carbogen Amcis Ltd.(a)	126,571	432,769
Syngene International Ltd.(b)	124,352	963,931

		1,396,700
Machinery — 3.6%
AIA Engineering Ltd.	97,150	2,369,473
BEML Ltd.	14,625	157,980
Carborundum Universal Ltd.	126,758	658,843
Cochin Shipyard Ltd.(b)	82,280	442,302
Escorts Ltd.	154,368	1,560,846
Force Motors Ltd.	8,080	194,415
Greaves Cotton Ltd.	152,105	267,567
ISGEC Heavy Engineering Ltd.	5,049	386,450
Jain Irrigation Systems Ltd.	764,604	730,101
Lakshmi Machine Works Ltd.	7,354	615,591
Schaeffler India Ltd.	3,585	271,528
Thermax Ltd.	77,495	1,157,783
Timken India Ltd.	47,168	359,876

		9,172,755
Marine — 0.1%
Shipping Corp. of India Ltd.(a)	247,257	149,713

Media — 0.8%
Dish TV India Ltd.	1,758,544	966,386
Jagran Prakashan Ltd.	216,137	346,712
Navneet Education Ltd.	29,152	44,024
TV18 Broadcast Ltd.(a)	1,147,710	591,187

		1,948,309
Metals & Mining — 1.8%
APL Apollo Tubes Ltd.	14,874	275,605
Jindal Saw Ltd.	288,421	338,515

Security	Shares	Value

Metals & Mining (continued)
Jindal Stainless Ltd.(a)	9,685	$5,156
Jindal Steel & Power Ltd.(a)	994,012	2,197,110
MOIL Ltd.	161,068	387,330
National Aluminium Co. Ltd.	1,189,652	1,151,331
Welspun Corp. Ltd.	136,948	302,015

		4,657,062
Multiline Retail — 0.5%
Shoppers Stop Ltd.	56,785	406,119
V-Mart Retail Ltd.	21,665	843,457

		1,249,576
Oil, Gas & Consumable Fuels — 0.7%
Aegis Logistics Ltd.	210,677	636,308
Chennai Petroleum Corp. Ltd.	97,014	381,820
Great Eastern Shipping Co. Ltd. (The)	128,794	525,100
Gujarat Mineral Development Corp. Ltd.	202,173	250,196

		1,793,424
Paper & Forest Products — 0.3%
Anveshan Heavy Engineering Ltd., NVS(a)	12,943	321,032
Century Plyboards India Ltd.	143,120	358,031
Greenply Industries Ltd.	64,778	123,849

		802,912
Personal Products — 0.9%
Bajaj Corp. Ltd.	134,625	694,615
Gillette India Ltd.	16,750	1,572,582

		2,267,197
Pharmaceuticals — 6.1%
Ajanta Pharma Ltd.	54,270	909,925
Alembic Pharmaceuticals Ltd.	116,714	1,034,006
Caplin Point Laboratories Ltd.	48,862	280,924
Eris Lifesciences Ltd.(a)(b)	92,141	822,652
FDC Ltd./India(a)	113,124	307,745
Granules India Ltd.	319,456	406,339
Ipca Laboratories Ltd.	113,632	1,298,547
Jubilant Life Sciences Ltd.	184,250	2,048,309
Laurus Labs Ltd.(b)	99,472	548,063
Merck Ltd./India	3,397	137,379
Natco Pharma Ltd.	232,490	2,383,777
Pfizer Ltd./India	28,277	1,109,252
Sanofi India Ltd.	14,021	1,238,493
Shilpa Medicare Ltd.	76,272	415,751
Solara Active Pharma Sciences Ltd.(a)	26,018	111,639
Strides Pharma Science Ltd.	112,560	784,343
Sun Pharma Advanced Research Co. Ltd.(a)	161,872	603,870
Suven Life Sciences Ltd.	115,776	400,843
Unichem Laboratories Ltd.	61,054	178,313
Wockhardt Ltd.(a)	70,886	551,516

		15,571,686
Professional Services — 0.7%
Quess Corp. Ltd.(a)(b)	95,518	994,925
TeamLease Service Ltd.(a)	22,110	899,532

		1,894,457
Real Estate Management & Development — 2.4%
Godrej Properties Ltd.(a)	140,083	1,332,994
Indiabulls Real Estate Ltd.(a)	527,918	592,719
NESCO Ltd.	41,105	259,239
Oberoi Realty Ltd.	139,092	890,692
Phoenix Mills Ltd. (The)	148,343	1,308,045
Prestige Estates Projects Ltd.	289,842	900,571

78

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Sobha Ltd.	110,014	$710,486
Sunteck Realty Ltd.	32,027	154,954

		6,149,700
Road & Rail — 0.1%
VRL Logistics Ltd.	50,671	220,111

Software — 1.3%
KPIT Technologies Ltd.	356,306	1,065,672
NIIT Technologies Ltd.	77,586	1,213,189
Tata Elxsi Ltd.	38,726	569,013
Zensar Technologies Ltd.	142,957	456,182

		3,304,056
Specialty Retail — 0.9%
Arvind Fashions Ltd., NVS(a)	69,894	693,444
Future Lifestyle Fashions Ltd.	122,309	700,739
PC Jeweller Ltd.	352,554	348,280
RP-SG Retail Ltd., NVS(a)(c)	95,594	238,920
Shankara Building Products Ltd.	27,470	273,458

		2,254,841

Technology Hardware, Storage & Peripherals — 0.0%
Ricoh India Ltd.(a)(c)	9,870	—

Textiles, Apparel & Luxury Goods — 3.5%
Aditya Birla Fashion and Retail Ltd.(a)	476,236	1,237,141
Arvind Ltd.	324,950	479,767
Bata India Ltd.	79,194	1,185,495
Bombay Dyeing & Manufacturing Co. Ltd.	94,857	134,878
Himatsingka Seide Ltd.	44,437	137,114
KPR Mill Ltd.	45,769	382,235
Rajesh Exports Ltd.	189,476	1,552,075
Raymond Ltd.	68,374	794,157
SRF Ltd.	35,510	1,102,800
Vardhman Textiles Ltd.	39,383	598,896
VIP Industries Ltd.	87,234	668,258
Welspun India Ltd.	647,890	565,666

		8,838,482
Thrifts & Mortgage Finance — 1.6%
Can Fin Homes Ltd.	82,606	319,840
Dewan Housing Finance Corp. Ltd.	362,470	1,106,471

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
GRUH Finance Ltd.	452,920	$1,928,135
PNB Housing Finance Ltd.(b)	52,237	679,429

		4,033,875
Tobacco — 0.2%
Godfrey Phillips India Ltd.	32,294	429,258

Trading Companies & Distributors — 0.3%
Adani Enterprises Ltd.	338,802	802,100

Transportation Infrastructure — 0.3%
Gateway Distriparks Ltd.	63,860	128,096
Gujarat Pipavav Port Ltd.	562,934	767,325

		895,421
Water Utilities — 0.1%
VA Tech Wabag Ltd.	74,209	276,467

Wireless Telecommunication Services — 0.1%
Reliance Communications Ltd.(a)	1,774,026	362,721

Total Common Stocks — 97.8% (Cost: $248,264,250)		249,347,956

Rights

Construction & Engineering — 0.0%
Hindustan Construction Co. Ltd., (Expires 01/31/19)(a)	690,020	16,831

Total Rights — 0.0% (Cost: $0)		16,831

Total Investments in Securities — 97.8% (Cost: $248,264,250)		249,364,787

Other Assets, Less Liabilities — 2.2%		5,640,639

Net Assets — 100.0%		$255,005,426

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	—	—	$—	$1,920	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

79

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI India Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$247,611,400	$1,071,205	$665,351	$249,347,956
Rights	—	16,831	—	16,831

	$247,611,400	$1,088,036	$665,351	$249,364,787

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

80

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Indonesia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Automobiles — 8.8%
Astra International Tbk PT	72,004,530	$43,044,134

Banks — 36.5%
Bank Bukopin Tbk PT(a)	9,748,299	193,569
Bank Central Asia Tbk PT	33,383,158	60,802,745
Bank Danamon Indonesia Tbk PT	13,085,560	6,793,238
Bank Mandiri Persero Tbk PT	64,454,360	33,348,174
Bank Negara Indonesia Persero Tbk PT	31,599,858	18,779,849
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	12,594,636	1,769,985
Bank Pembangunan Daerah Jawa Timur Tbk PT	42,836,100	2,141,431
Bank Rakyat Indonesia Persero Tbk PT	200,044,060	50,631,673
Bank Tabungan Negara Persero Tbk PT	19,573,826	3,654,055

		178,114,719

Capital Markets — 0.6%
Kresna Graha Investama Tbk PT(a)	63,309,300	2,987,854

Construction & Engineering — 1.7%
Adhi Karya Persero Tbk PT	8,405,610	919,754
PP Persero Tbk PT	12,609,622	1,635,438
Sitara Propertindo Tbk PT(a)	32,095,200	2,131,826
Waskita Karya Persero Tbk PT	19,314,000	2,106,613
Wijaya Karya Persero Tbk PT	13,453,470	1,415,660

		8,209,291

Construction Materials — 4.3%
Indocement Tunggal Prakarsa Tbk PT	7,291,944	9,737,887
Semen Indonesia Persero Tbk PT	11,955,355	10,051,609
Waskita Beton Precast Tbk PT	46,807,200	1,145,431

		20,934,927

Diversified Financial Services — 0.5%
Pool Advista Indonesia Tbk PT(a)	6,740,900	2,474,373

Diversified Telecommunication Services — 10.6%
Inovisi Infracom Tbk PT(a)(b)	9,476,400	—
Link Net Tbk PT	5,746,700	2,119,479
Telekomunikasi Indonesia Persero Tbk PT	183,394,690	47,187,027
Tower Bersama Infrastructure Tbk PT	8,442,200	2,366,944

		51,673,450

Food Products — 7.9%
Charoen Pokphand Indonesia Tbk PT	29,341,825	12,206,527
Eagle High Plantations Tbk PT(a)	34,577,852	394,070
Indofood CBP Sukses Makmur Tbk PT	11,318,854	7,795,191
Indofood Sukses Makmur Tbk PT	19,967,830	9,214,311
Inti Agri Resources Tbk PT(a)	122,480,100	1,618,510
Japfa Comfeed Indonesia Tbk PT	19,161,400	2,706,242
Nippon Indosari Corpindo Tbk PT	10,283,933	812,504
Perusahaan Perkebunan London Sumatra Indonesia
Tbk PT	12,097,800	955,813
Salim Ivomas Pratama Tbk PT	19,190,300	649,404
Sawit Sumbermas Sarana Tbk PT	15,236,000	1,272,996
Tunas Baru Lampung Tbk PT	10,527,000	607,221

		38,232,789

Gas Utilities — 1.2%
Perusahaan Gas Negara Persero Tbk PT	42,867,507	5,859,533

Household Products — 3.7%
Unilever Indonesia Tbk PT	6,069,804	17,930,377

Security	Shares	Value

Insurance — 0.3%
Panin Financial Tbk PT(a)	78,246,178	$1,619,358

Marine — 0.2%
Berlian Laju Tanker Tbk PT(a)(b)	20,137,514	—
Trada Alam Minera Tbk PT(a)	97,634,700	976,176

		976,176

Media — 1.1%
Global Mediacom Tbk PT	25,345,800	563,535
Media Nusantara Citra Tbk PT	24,937,800	1,377,442
MNC Investama Tbk PT(a)	10,861,600	47,844
Surya Citra Media Tbk PT	24,692,700	3,306,172
Visi Media Asia Tbk PT(a)	3,530,500	24,931

		5,319,924

Metals & Mining — 0.5%
Aneka Tambang Tbk	33,005,354	1,419,213
Krakatau Steel Persero Tbk PT(a)	18,732,893	537,003
Timah Tbk PT	11,134,680	486,570

		2,442,786

Multiline Retail — 1.5%
Matahari Department Store Tbk PT	9,408,000	3,124,489
Mitra Adiperkasa Tbk PT	44,331,700	2,712,130
Ramayana Lestari Sentosa Tbk PT	14,656,800	1,219,478

		7,056,097

Oil, Gas & Consumable Fuels — 5.5%
Adaro Energy Tbk PT	56,991,139	5,120,337
Bukit Asam Tbk PT	11,738,600	3,299,365
Bumi Resources Tbk PT(a)	200,095,800	1,818,735
Delta Dunia Makmur Tbk PT(a)	18,485,200	749,618
Indika Energy Tbk PT	7,071,800	890,001
Medco Energi Internasional Tbk PT(a)	26,953,833	1,319,188
Sekawan Intipratama Tbk PT(a)(b)	30,572,100	44,888
Sugih Energy Tbk PT(a)	119,120,611	416,433
United Tractors Tbk PT	6,737,696	12,954,843

		26,613,408

Paper & Forest Products — 2.5%
Indah Kiat Pulp & Paper Corp. Tbk PT	10,733,300	7,879,717
Pabrik Kertas Tjiwi Kimia Tbk PT	5,448,600	4,314,308

		12,194,025

Personal Products — 0.2%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	17,549,600	1,036,841

Pharmaceuticals — 1.9%
Kalbe Farma Tbk PT	87,630,985	9,343,629

Real Estate Management & Development — 3.7%
Alam Sutera Realty Tbk PT(a)	63,189,716	1,537,495
Bumi Serpong Damai Tbk PT(a)	33,710,022	3,181,858
Ciputra Development Tbk PT	42,684,013	3,148,515
Hanson International Tbk PT(a)	282,694,135	2,411,375
Lippo Karawaci Tbk PT	44,973,362	830,132
Modernland Realty Tbk PT	272,818	3,891
Pakuwon Jati Tbk PT	74,576,777	3,076,406
PP Properti Tbk PT	113,464,839	912,320
Sentul City Tbk PT(a)	77,296,600	610,699
Summarecon Agung Tbk PT	41,629,558	2,386,732

		18,099,423

Specialty Retail — 0.8%
Ace Hardware Indonesia Tbk PT	36,098,679	4,076,166

81

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Indonesia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.3%
Sri Rejeki Isman Tbk PT	47,664,200	$1,199,728

Tobacco — 4.4%
Gudang Garam Tbk PT	2,008,442	11,514,927
Hanjaya Mandala Sampoerna Tbk PT	38,076,300	9,796,944

		21,311,871
Trading Companies & Distributors — 0.4%
AKR Corporindo Tbk PT	7,908,100	2,156,378

Transportation Infrastructure — 0.6%
Jasa Marga Persero Tbk PT	10,179,808	2,939,529

Total Common Stocks — 99.7% (Cost: $576,620,423)		485,846,786

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(c)(d)	582,405	582,405

Total Short-Term Investments — 0.1% (Cost: $582,405)		582,405

Total Investments in Securities — 99.8% (Cost: $577,202,828)		486,429,191

Other Assets, Less Liabilities — 0.2%		1,063,809

Net Assets — 100.0%		$487,493,000

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	375,511	206,894	582,405	$582,405	$1,415	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$485,801,898	$—	$44,888	$485,846,786
Money Market Funds	582,405	—	—	582,405

	$486,384,303	$—	$44,888	$486,429,191

82

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Ireland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Airlines — 3.0%
Ryanair Holdings PLC, ADR, NVS(a)	21,293	$1,753,053

Banks — 10.1%
AIB Group PLC	602,667	2,644,865
Bank of Ireland Group PLC	394,109	2,494,426
Permanent TSB Group Holdings PLC(a)	345,675	673,192

		5,812,483

Beverages — 2.3%
C&C Group PLC	374,806	1,294,341

Building Products — 4.4%
Kingspan Group PLC	58,646	2,524,602

Construction Materials — 22.5%
CRH PLC	467,150	12,916,488

Containers & Packaging — 4.3%
Smurfit Kappa Group PLC	92,398	2,494,085

Diversified Financial Services — 0.2%
IFG Group PLC	53,096	93,183

Equity Real Estate Investment Trusts (REITs) — 5.9%
Green REIT PLC	756,951	1,227,307
Hibernia REIT PLC	791,562	1,218,895
Irish Residential Properties REIT PLC	580,377	941,013

		3,387,215

Food & Staples Retailing — 1.4%
Total Produce PLC	450,363	792,931

Food Products — 22.4%
Glanbia PLC	137,395	2,465,713
Kerry Group PLC, Class A	90,406	9,340,552
Origin Enterprises PLC	159,348	1,064,489

		12,870,754

Hotels, Restaurants & Leisure — 8.1%
Dalata Hotel Group PLC	214,258	1,128,061
Paddy Power Betfair PLC	39,542	3,550,375

		4,678,436

Household Durables — 3.7%
Cairn Homes PLC, NVS(a)	759,338	1,133,165
Glenveagh Properties PLC(a)(b)	1,012,483	965,255

		2,098,420

Security	Shares	Value

Insurance — 0.3%
FBD Holdings PLC	14,600	$157,043

Life Sciences Tools & Services — 4.8%
ICON PLC(a)	19,046	2,756,337

Marine — 0.9%
Irish Continental Group PLC	97,172	524,810

Professional Services — 0.1%
CPL Resources PLC	10,465	69,909

Software — 0.2%
Datalex PLC	39,547	102,987

Specialty Retail — 0.6%
Applegreen PLC	48,355	331,785

Trading Companies & Distributors — 3.2%
Grafton Group PLC	202,994	1,833,721

Total Common Stocks — 98.4% (Cost: $61,344,476)		56,492,583

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.18%(c)(d)	33,706	33,706

Total Short-Term Investments — 0.1% (Cost: $33,706)		33,706

Total Investments in Securities — 98.5% (Cost: $61,378,182)		56,526,289

Other Assets, Less Liabilities — 1.5%		865,713

Net Assets — 100.0%		$57,392,002

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	23,669	10,037	33,706	$33,706	$139	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

83

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Ireland ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$56,492,583	$—	$—	$56,492,583
Money Market Funds	33,706	—	—	33,706

	$56,526,289	$—	$—	$56,526,289

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

84

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI New Zealand ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Airlines — 2.5%
Air New Zealand Ltd.	1,745,997	$3,693,922

Construction Materials — 4.5%
Fletcher Building Ltd.(a)	2,013,807	6,584,432

Diversified Telecommunication Services — 12.7%
Chorus Ltd	1,207,408	3,972,675
Spark New Zealand Ltd.	5,067,096	14,722,888

		18,695,563
Electric Utilities — 12.9%
Contact Energy Ltd.	1,632,059	6,580,630
Genesis Energy Ltd.	1,632,631	2,870,923
Infratil Ltd.	1,733,415	4,322,178
Mercury NZ Ltd.	2,102,376	5,126,633

		18,900,364
Equity Real Estate Investment Trusts (REITs) — 8.9%
Argosy Property Ltd.	2,840,242	2,263,116
Goodman Property Trust(b)	3,097,355	3,297,738
Kiwi Property Group Ltd.	4,380,979	4,167,873
Precinct Properties New Zealand Ltd.	3,320,803	3,307,537

		13,036,264
Food Products — 10.8%
a2 Milk Co. Ltd.(a)(b)	2,028,253	14,419,692
Synlait Milk Ltd.(a)(b)	223,219	1,409,095

		15,828,787

Health Care Equipment & Supplies — 9.8%
Fisher & Paykel Healthcare Corp. Ltd.	1,581,019	14,443,826

Health Care Providers & Services — 9.5%
Metlifecare Ltd.	571,220	2,177,659
Ryman Healthcare Ltd.	1,087,987	8,661,651
Summerset Group Holdings Ltd.(b)	672,620	3,040,109

		13,879,419
Hotels, Restaurants & Leisure — 4.7%
Restaurant Brands New Zealand Ltd.	307,509	1,799,662
SKYCITY Entertainment Group Ltd.	2,029,412	5,018,411

		6,818,073
Independent Power and Renewable Electricity Producers — 4.6%
Meridian Energy Ltd.	2,960,360	6,720,623

Internet & Direct Marketing Retail — 3.5%
Trade Me Group Ltd.	1,227,399	5,168,205

Security	Shares	Value
Media — 1.5%
Sky Network Television Ltd.	1,322,276	$2,134,438

Oil, Gas & Consumable Fuels — 3.7%
New Zealand Refining Co. Ltd. (The)	757,261	1,217,180
Z Energy Ltd.	1,082,945	4,277,281

		5,494,461
Road & Rail — 0.6%
Tourism Holdings Ltd.	272,069	921,339

Software — 0.6%
Pushpay Holdings Ltd., NVS(a)	387,237	877,777

Transportation Infrastructure — 8.9%
Auckland International Airport Ltd.	2,647,941	13,095,869

Total Common Stocks — 99.7% (Cost: $151,498,813)		146,293,362

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.38%(c)(d)(e)	1,814,817	1,814,998
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.18%(c)(d)	61,360	61,360

		1,876,358

Total Short-Term Investments — 1.3% (Cost: $1,876,342)		1,876,358

Total Investments in Securities — 101.0% (Cost: $153,375,155)		148,169,720

Other Assets, Less Liabilities — (1.0)%		(1,483,469)

Net Assets — 100.0%		$146,686,251

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,452,593	(12,637,776)	1,814,817	$1,814,998	$21,657	(a)	$(1,461)	$(1,374)
BlackRock Cash Funds: Treasury, SL Agency Shares	67,985	(6,625)	61,360	61,360	394		—	—

				$1,876,358	$22,051		$(1,461)	$(1,374)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

85

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI New Zealand ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$146,293,362	$—	$—	$146,293,362
Money Market Funds	1,876,358	—	—	1,876,358

	$148,169,720	$—	$—	$148,169,720

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

86

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Norway ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
Kongsberg Gruppen ASA	6,509	$93,361

Airlines — 0.7%
Norwegian Air Shuttle ASA(a)(b)	10,127	254,845

Auto Components — 0.4%
Kongsberg Automotive ASA(a)	144,502	151,670

Banks — 14.7%
DNB ASA	225,064	3,858,651
Norwegian Finans Holding ASA(a)	28,058	234,490
Sbanken ASA(c)	18,686	187,441
SpareBank 1 Nord Norge	29,638	218,412
Sparebank 1 Oestlandet	7,849	76,453
SpareBank 1 SMN	34,338	349,237
SpareBank 1 SR-Bank ASA	25,735	276,696

		5,201,380

Biotechnology — 0.3%
Nordic Nanovector ASA(a)(b)	9,563	93,927

Chemicals — 5.2%
Borregaard ASA	29,323	269,261
Elkem ASA(a)(c)	9,803	29,626
Yara International ASA(b)	38,195	1,532,994

		1,831,881

Commercial Services & Supplies — 1.5%
Tomra Systems ASA	19,121	518,961

Construction & Engineering — 0.4%
NEL ASA(a)	61,966	33,406
Veidekke ASA	9,398	106,397

		139,803

Consumer Finance — 0.4%
Axactor SE(a)(b)	29,622	72,168
B2Holding ASA	45,806	74,006

		146,174

Diversified Financial Services — 1.0%
Aker ASA, Class A	6,195	352,838

Diversified Telecommunication Services — 9.4%
Telenor ASA	171,633	3,320,642

Energy Equipment & Services — 7.9%
Akastor ASA(a)	61,760	91,026
Aker Solutions ASA(a)	45,294	227,701
Borr Drilling Ltd.(a)	99,943	313,656
BW Offshore Ltd.(a)	22,582	97,381
FLEX LNG Ltd.(a)	58,936	103,442
Kvaerner ASA(a)	23,254	33,516
Northern Drilling Ltd.(a)	8,588	62,888
Ocean Yield ASA	19,679	147,079
Odfjell Drilling Ltd.(a)	23,052	75,962
Petroleum Geo-Services ASA(a)	88,208	188,345
Subsea 7 SA(b)	66,993	720,604
TGS NOPEC Geophysical Co. ASA	26,193	731,605

		2,793,205

Food Products — 17.6%
Austevoll Seafood ASA	25,440	350,703
Bakkafrost P/F	10,895	557,968

Security	Shares	Value

Food Products (continued)
Grieg Seafood ASA	12,532	$164,603
Leroy Seafood Group ASA	76,852	653,174
Marine Harvest ASA	92,807	2,169,353
Norway Royal Salmon ASA	3,216	73,865
Orkla ASA	184,606	1,523,497
Salmar ASA	13,043	734,680

		6,227,843
Hotels, Restaurants & Leisure — 0.1%
Gaming Innovation Group Inc.(a)(b)	102,708	31,995

Independent Power and Renewable Electricity Producers — 0.6%
Scatec Solar ASA(b)(c)	25,256	216,943

Insurance — 5.1%
Gjensidige Forsikring ASA	50,718	790,548
Protector Forsikring ASA(a)(b)	20,056	105,837
Storebrand ASA	117,526	920,455

		1,816,840

IT Services — 1.3%
Atea ASA	23,093	322,106
Evry AS(c)	37,030	139,241

		461,347

Marine — 1.1%
Golden Ocean Group Ltd.(b)	27,784	191,992
Stolt-Nielsen Ltd.	8,699	104,753
Wallenius Wilhelmsen ASA(a)	25,844	96,578

		393,323

Media — 2.4%
Schibsted ASA, Class B	24,845	831,704

Metals & Mining — 4.1%
Norsk Hydro ASA	307,629	1,448,171

Multiline Retail — 0.3%
Europris ASA(c)	38,758	106,769

Oil, Gas & Consumable Fuels — 22.3%
Aker BP ASA	27,532	779,565
BW LPG Ltd.(a)(b)(c)	26,023	101,572
DNO ASA	187,231	314,037
Equinor ASA	274,674	6,401,318
Frontline Ltd./Bermuda(a)	25,994	189,292
Hoegh LNG Holdings Ltd.(b)	15,660	80,637

		7,866,421

Real Estate Management & Development — 1.6%
Entra ASA(c)	28,672	376,594
Norwegian Property ASA	70,911	88,688
Selvaag Bolig ASA	20,746	94,528

		559,810

Semiconductors & Semiconductor Equipment — 0.5%
Nordic Semiconductor ASA(a)(b)	39,130	173,744

Specialty Retail — 0.4%
XXL ASA(b)(c)	29,046	146,863

Total Common Stocks — 99.6% (Cost: $38,609,110)		35,180,460

87

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Norway ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(d)(e)(f)	1,319,238	$1,319,370
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(d)(e)	18,009	18,009

		1,337,379

Total Short-Term Investments — 3.8% (Cost: $1,337,321)		1,337,379

Total Investments in Securities — 103.4% (Cost: $39,946,431)		36,517,839

Other Assets, Less Liabilities — (3.4)%		(1,208,742)

Net Assets — 100.0%		$35,309,097

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	965,925	353,313	1,319,238	$1,319,370	$6,625	(a)	$(73)	$(122)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,447	14,562	18,009	18,009	119		—	—

				$1,337,379	$6,744		$(73)	$(122)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$35,180,460	$—	$—	$35,180,460
Money Market Funds	1,337,379	—	—	1,337,379

	$36,517,839	$—	$—	$36,517,839

88

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Peru ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 29.9%
BBVA Banco Continental SA	3,452,005	$3,989,165
Credicorp Ltd.	147,747	32,399,440
Intercorp Financial Services Inc.	168,619	6,829,069

		43,217,674

Capital Markets — 0.7%
Bolsa de Valores de Lima SAA, Class A	1,197,792	1,033,708

Construction & Engineering — 1.9%
Grana y Montero SAA(a)	4,399,344	2,704,488

Construction Materials — 5.8%
Cementos Pacasmayo SAA	2,200,495	4,227,344
Union Andina de Cementos SAA	5,979,077	4,241,107

		8,468,451

Electric Utilities — 2.8%
Enel Distribucion Peru SAA	959,892	1,526,295
Luz del Sur SAA	834,725	2,590,398

		4,116,693

Food & Staples Retailing — 5.3%
InRetail Peru Corp.(a)(b)	264,141	7,712,917

Food Products — 5.0%
Alicorp SAA	2,137,317	6,506,388
Casa Grande SAA	670,351	808,344

		7,314,732

Metals & Mining — 40.9%
Cia. de Minas Buenaventura SAA, ADR, NVS	996,886	14,095,968
Cia. Minera Atacocha SAA, Class B(a)	6,446,621	676,386
Hochschild Mining PLC	2,363,224	4,877,150
Minsur SA	6,354,564	2,666,907
Nexa Resources Peru SAA, Class P	3,082,285	3,571,023
Pan American Silver Corp.	276,623	3,556,908
Sociedad Minera Cerro Verde SAA	152,110	3,270,365
Southern Copper Corp.	452,519	15,150,336

Security	Shares	Value

Metals & Mining (continued)
Tahoe Resources Inc.(a)	928,412	$3,283,076
Trevali Mining Corp.(a)	8,021,096	2,926,967
Volcan Cia. Minera SAA, Class B, NVS	22,867,104	5,068,813

		59,143,899

Multiline Retail — 2.7%
SACI Falabella	519,509	3,853,213

Oil, Gas & Consumable Fuels — 0.6%
Refineria La Pampilla SAA Relapasa(a)	20,942,269	841,776

Trading Companies & Distributors — 4.0%
Ferreycorp SAA	8,342,120	5,769,340

Total Common Stocks — 99.6% (Cost: $202,722,723)		144,176,891

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(c)(d)	164,654	164,654

Total Short-Term Investments — 0.1% (Cost: $164,653)		164,654

Total Investments in Securities — 99.7% (Cost: $202,887,376)		144,341,545

Other Assets, Less Liabilities — 0.3%		391,185

Net Assets — 100.0%		$144,732,730

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	163,488	1,166	164,654	$164,654	$494	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

89

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Peru ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$144,176,891	$—	$—	$144,176,891
Money Market Funds	164,654	—	—	164,654

	$144,341,545	$—	$—	$144,341,545

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

90

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Philippines ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.5%
Cebu Air Inc.	504,310	$713,365

Banks — 16.3%
Bank of the Philippine Islands	2,142,525	3,841,995
BDO Unibank Inc.	4,679,134	11,621,962
East West Banking Corp.(a)	1,351,700	297,054
Metropolitan Bank & Trust Co.	3,764,638	5,357,535
Security Bank Corp.	537,870	1,651,985

		22,770,531
Chemicals — 1.0%
D&L Industries Inc.	6,812,100	1,325,514

Construction & Engineering — 0.4%
Megawide Construction Corp.	1,781,400	618,494

Diversified Financial Services — 12.5%
Ayala Corp.	598,878	10,864,803
GT Capital Holdings Inc	213,344	3,614,069
Metro Pacific Investments Corp.	33,721,250	3,023,462

		17,502,334
Electric Utilities — 2.8%
Manila Electric Co.	536,340	3,930,977

Electronic Equipment, Instruments & Components — 0.2%
Integrated Micro-Electronics Inc.	1,318,600	230,919

Food & Staples Retailing — 0.5%
Cosco Capital Inc.	5,240,800	705,838

Food Products — 4.2%
Century Pacific Food Inc.	2,532,700	760,486
Universal Robina Corp.	2,097,168	5,120,899

		5,881,385
Hotels, Restaurants & Leisure — 5.4%
Bloomberry Resorts Corp.	9,163,865	1,457,967
Jollibee Foods Corp.	1,034,001	5,491,528
Melco Resorts And Entertainment (Philippines) Corp.(a)	4,224,200	584,232

		7,533,727
Independent Power and Renewable Electricity Producers — 2.3%
Aboitiz Power Corp.	3,501,535	2,117,487
First Gen Corp.	3,033,237	1,025,352

		3,142,839
Industrial Conglomerates — 18.0%
Aboitiz Equity Ventures Inc.	4,692,567	4,672,873
Alliance Global Group Inc.(a)	9,581,239	2,087,328
DMCI Holdings Inc.	9,492,060	2,234,491
JG Summit Holdings Inc.	6,814,202	6,265,634
SM Investments Corp.	572,966	9,930,172

		25,190,498

Security	Shares	Value

Oil, Gas & Consumable Fuels — 1.2%
Petron Corp.	5,611,800	$877,847
Pilipinas Shell Petroleum Corp.	934,700	845,189

		1,723,036
Real Estate Management & Development — 25.9%
Ayala Land Inc.	17,519,000	13,919,617
DoubleDragon Properties Corp.(a)	1,688,190	586,132
Filinvest Land Inc.	23,405,590	647,427
Megaworld Corp.	27,001,660	2,323,111
Robinsons Land Corp.	4,992,706	1,947,746
SM Prime Holdings Inc.	24,036,635	15,911,317
Vista Land & Lifescapes Inc.	9,168,600	927,005

		36,262,355
Specialty Retail — 0.6%
Wilcon Depot Inc.	3,348,100	770,280

Transportation Infrastructure — 1.6%
International Container Terminal Services Inc.	1,111,273	1,982,145
MacroAsia Corp.	1,139,120	315,094

		2,297,239
Water Utilities — 1.1%
Manila Water Co. Inc.	2,951,229	1,517,276

Wireless Telecommunication Services — 5.4%
Globe Telecom Inc.	79,250	2,978,300
PLDT Inc.	205,599	4,541,848

		7,520,148
Total Common Stocks — 99.9% (Cost: $180,307,198)		139,636,755

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(b)(c)	97,498	97,498

Total Short-Term Investments — 0.1% (Cost: $97,498)		97,498

Total Investments in Securities — 100.0% (Cost: $180,404,696)		139,734,253

Other Assets, Less Liabilities — 0.0%		22,977

Net Assets — 100.0%		$139,757,230

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

91

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Philippines ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	83,914	13,584	97,498	$97,498	$284	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$139,636,755	$—	$—	$139,636,755
Money Market Funds	97,498	—	—	97,498

	$139,734,253	$—	$—	$139,734,253

92

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Poland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 32.8%
Alior Bank SA(a)	344,630	$4,955,238
Bank Handlowy w Warszawie SA	140,865	2,556,857
Bank Millennium SA(a)	2,474,614	6,012,873
Bank Polska Kasa Opieki SA	615,843	17,839,690
Getin Noble Bank SA(a)	1,271,678	110,715
mBank SA	59,549	6,416,160
Powszechna Kasa Oszczednosci Bank Polski SA	3,365,445	36,323,437
Santander Bank Polska SA	121,166	11,373,698

		85,588,668
Capital Markets — 0.5%
Warsaw Stock Exchange	130,568	1,288,319

Chemicals — 1.1%
Ciech SA	122,092	1,320,645
Grupa Azoty SA(b)	190,140	1,639,345

		2,959,990
Construction & Engineering — 0.6%
Budimex SA	50,761	1,580,255

Consumer Finance — 1.2%
KRUK SA	69,048	3,151,463

Diversified Telecommunication Services — 1.3%
Orange Polska SA(a)	2,732,103	3,445,402

Electric Utilities — 6.8%
Enea SA(a)	943,799	2,664,270
Energa SA(a)	888,088	2,129,780
PGE Polska Grupa Energetyczna SA(a)	3,339,544	10,281,891
Tauron Polska Energia SA(a)	4,430,362	2,629,885

		17,705,826
Entertainment — 3.3%
CD Projekt SA(a)	226,343	8,491,445

Food & Staples Retailing — 2.6%
Dino Polska SA(a)(c)	197,510	5,072,710
Eurocash SA(b)	364,521	1,625,265

		6,697,975
Health Care Providers & Services — 0.3%
Neuca SA	11,621	797,135

Insurance — 10.0%
Powszechny Zaklad Ubezpieczen SA	2,311,443	26,142,772

Machinery — 0.7%
Famur SA	1,133,815	1,675,117

Media — 2.3%
Cyfrowy Polsat SA(a)	1,020,525	6,047,117

Metals & Mining — 6.4%
Boryszew SA(a)	439,958	551,340

Security	Shares	Value

Metals & Mining (continued)
Jastrzebska Spolka Weglowa SA(a)	215,593	$3,731,242
KGHM Polska Miedz SA(a)	487,612	11,541,935
Stalprodukt SA	9,068	777,517

		16,602,034
Oil, Gas & Consumable Fuels — 20.7%
Grupa Lotos SA	374,769	8,109,580
Lubelski Wegiel Bogdanka SA(a)	61,849	907,241
Polski Koncern Naftowy ORLEN SA	1,150,294	33,412,666
Polskie Gornictwo Naftowe i Gazownictwo SA	6,838,843	11,637,436

		54,066,923
Road & Rail — 0.6%
PKP Cargo SA(a)	141,057	1,544,392

Software — 1.5%
Asseco Poland SA	314,838	3,990,296

Textiles, Apparel & Luxury Goods — 6.5%
CCC SA	115,825	6,423,178
LPP SA	5,049	10,416,626

		16,839,804
Wireless Telecommunication Services — 0.8%
PLAY Communications SA(c)	475,122	2,024,383

Total Common Stocks — 100.0% (Cost: $327,768,951)		260,639,316

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(d)(e)(f)	1,929,679	1,929,872
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(d)(e)	194,153	194,153

		2,124,025

Total Short-Term Investments — 0.8% (Cost: $2,123,945)		2,124,025

Total Investments in Securities — 100.8% (Cost: $329,892,896)		262,763,341

Other Assets, Less Liabilities — (0.8)%		(2,047,583)

Net Assets — 100.0%		$260,715,758

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

93

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Poland ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,985,114	(55,435)	1,929,679	$1,929,872	$9,644	(a)	$(186)	$(212)
BlackRock Cash Funds: Treasury, SL Agency Shares	128,703	65,450	194,153	194,153	582		—	—

				$2,124,025	$10,226		$(186)	$(212)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$260,639,316	$—	$—	$260,639,316
Money Market Funds	2,124,025	—	—	2,124,025

	$262,763,341	$—	$—	$262,763,341

94

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Qatar ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.4%
Gulf Warehousing Co.	68,624	$768,117

Banks — 45.8%
Commercial Bank PQSC (The)	209,420	2,420,344
Doha Bank QPSC	210,570	1,234,695
Masraf Al Rayan QSC	227,082	2,493,247
Qatar First Bank(a)	459,912	540,354
Qatar International Islamic Bank QSC	67,044	1,167,787
Qatar Islamic Bank SAQ	112,889	4,696,301
Qatar National Bank QPSC	229,317	12,529,268

		25,081,996
Construction Materials — 1.3%
Qatar National Cement Co. QSC	46,286	722,555

Diversified Financial Services — 0.9%
Salam International Investment Ltd. QSC(a)	384,957	481,809

Diversified Telecommunication Services — 4.0%
Ooredoo QPSC	101,106	2,187,236

Energy Equipment & Services — 1.5%
Gulf International Services QSC(a)	163,669	822,973

Food & Staples Retailing — 1.2%
Al Meera Consumer Goods Co. QSC	16,522	674,210

Health Care Providers & Services — 1.3%
Medicare Group	42,101	732,171

Industrial Conglomerates — 14.4%
Industries Qatar QSC	172,951	6,418,136
Mannai Corp. QSC	45,630	724,561
Qatar Industrial Manufacturing Co. QSC	63,672	758,550

		7,901,247
Insurance — 3.5%
Qatar Insurance Co. SAQ	196,253	1,925,793

Security	Shares	Value

Marine — 2.8%
Qatar Navigation QSC	80,569	$1,522,522

Multi-Utilities — 4.4%
Qatar Electricity & Water Co. QSC	48,245	2,378,325

Oil, Gas & Consumable Fuels — 3.4%
Qatar Gas Transport Co. Ltd.	377,888	1,873,218

Real Estate Management & Development — 12.6%
Barwa Real Estate Co.	203,745	2,132,673
Ezdan Holding Group QSC(a)	858,438	2,992,843
Mazaya Qatar Real Estate Development QSC(a)	316,808	673,293
United Development Co. QSC	285,511	1,102,525

		6,901,334
Wireless Telecommunication Services — 2.1%
Vodafone Qatar QSC(a)	510,653	1,157,985

Total Common Stocks — 100.6% (Cost: $46,296,916)		55,131,491

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(b)(c)	50,028	50,028

Total Short-Term Investments — 0.1% (Cost: $50,028)		50,028

Total Investments in Securities — 100.7% (Cost: $46,346,944)		55,181,519

Other Assets, Less Liabilities — (0.7)%		(365,045)

Net Assets — 100.0%		$54,816,474

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	25,912	24,116	50,028	$50,028	$223	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

95

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Qatar ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$55,131,491	$—	$55,131,491
Money Market Funds	50,028	—	—	50,028

	$50,028	$55,131,491	$—	$55,181,519

96

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI Saudi Arabia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Banks — 40.0%
Al Rajhi Bank	1,129,601	$25,772,998
Alinma Bank	1,056,364	5,867,829
Bank AlBilad	430,909	2,859,901
Bank Al-Jazira	594,236	2,223,782
Banque Saudi Fransi	522,882	4,654,963
National Commercial Bank	1,704,500	20,444,459
Riyad Bank	1,717,817	8,012,740
Samba Financial Group	1,157,027	9,544,875
Saudi British Bank (The)	329,757	2,856,561

		82,238,108
Building Products — 0.2%
Saudi Ceramic Co.(a)	59,439	335,238

Chemicals — 26.7%
Advanced Petrochemical Co.	143,756	1,973,328
Alujain Corp.(a)	65,534	381,492
National Industrialization Co.(a)	485,666	2,200,659
Sahara Petrochemical Co.	327,206	1,332,633
Saudi Arabian Fertilizer Co.	229,967	4,891,415
Saudi Basic Industries Corp.	1,028,792	32,193,025
Saudi Industrial Investment Group	326,722	2,177,131
Saudi International Petrochemical Co.	272,201	1,472,827
Saudi Kayan Petrochemical Co.(a)	912,207	3,379,670
Yanbu National Petrochemical Co.	285,904	4,953,358

		54,955,538
Commercial Services & Supplies — 0.7%
Saudi Airlines Catering Co.	61,101	1,364,767

Construction Materials — 3.2%
Arabian Cement Co./Saudi Arabia	85,474	523,540
City Cement Co.	170,322	431,281
Eastern Province Cement Co.	78,554	406,197
Najran Cement Co.(a)	161,381	366,917
Northern Region Cement Co.(a)	168,883	378,121
Qassim Cement Co. (The)	73,092	674,081
Saudi Cement Co.	114,196	1,400,151
Southern Province Cement Co.	98,681	950,841
Yamama Cement Co.(a)	167,230	603,530
Yanbu Cement Co.	124,343	826,578

		6,561,237

Diversified Financial Services — 0.2%
Aseer Trading Tourism & Manufacturing Co.(a)	128,635	316,123

Diversified Telecommunication Services — 4.5%
Saudi Telecom Co.	417,418	9,234,542

Electric Utilities — 2.3%
Saudi Electricity Co.	1,202,777	4,731,922

Food & Staples Retailing — 0.6%
Abdullah Al Othaim Markets Co.	67,675	1,232,012

Food Products — 4.9%
Almarai Co. JSC	435,915	5,681,680
Halwani Brothers Co.	24,562	298,207
National Agriculture Development Co. (The)(a)	71,988	539,179
Saudia Dairy & Foodstuff Co.	26,365	667,602
Savola Group (The)	383,519	2,816,272

		10,002,940

Security	Shares	Value
Gas Utilities — 0.2%
National Gas & Industrialization Co.	64,940	$488,986

Health Care Providers & Services — 2.1%
Al Hammadi Co. for Development and Investment	99,252	669,308
Dallah Healthcare Co.	39,820	642,130
Middle East Healthcare Co.	56,844	517,418
Mouwasat Medical Services Co.	74,339	1,486,086
National Medical Care Co.	39,937	451,876
Saudi Chemical Co.	55,270	492,042

		4,258,860
Hotels, Restaurants & Leisure — 0.8%
Al Tayyar Travel Group Holding Co.	162,925	894,584
Dur Hospitality Co.	68,270	363,573
Herfy Food Services Co.	40,196	482,127

		1,740,284
Insurance — 1.7%
Al Rahjhi Co.(a)	31,460	547,568
Bupa Arabia for Cooperative Insurance Co.	77,137	1,449,499
Co for Cooperative Insurance (The)(a)	93,692	1,495,876

		3,492,943
Media — 0.6%
Saudi Research & Marketing Group(a)	54,949	1,329,878

Metals & Mining — 3.5%
Saudi Arabian Mining Co.(a)	585,625	7,305,191

Oil, Gas & Consumable Fuels — 0.9%
Rabigh Refining & Petrochemical Co.	327,678	1,785,230

Pharmaceuticals — 0.4%
Saudi Pharmaceutical Industries & Medical Appliances Corp	96,100	751,792

Real Estate Management & Development — 2.1%
Arriyadh Development Co.	113,577	523,119
Dar Al Arkan Real Estate Development Co.	792,093	1,847,355
Emaar Economic City(a)	635,013	1,396,377
Saudi Real Estate Co.	165,386	554,556

		4,321,407
Road & Rail — 0.4%
Saudi Public Transport Co.	113,765	427,557
United International Transportation Co.	63,332	463,374

		890,931
Specialty Retail — 2.5%
Fawaz Abdulaziz Al Hokair & Co.(a)	120,424	726,059
Jarir Marketing Co.	85,624	3,491,830
Saudi Co. For Hardware CJSC	16,136	420,200
United Electronics Co.	32,118	506,800

		5,144,889
Wireless Telecommunication Services — 1.6%
Etihad Etisalat Co.(a)	556,055	2,519,607
Mobile Telecommunications Co.(a)	428,160	758,916

		3,278,523

Total Common Stocks — 100.1%
(Cost: $202,503,536)		205,761,341

97

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI Saudi Arabia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(b)(c)	21,011	$21,011

Total Short-Term Investments — 0.0% (Cost: $21,011)		21,011

Total Investments in Securities — 100.1% (Cost: $202,524,547)		205,782,352
Other Assets, Less Liabilities — (0.1)%		(115,467)

Net Assets — 100.0%		$205,666,885

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	940,172	(919,161)	21,011	$21,011	$878	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$205,761,341	$—	$—	$205,761,341
Money Market Funds	21,011	—	—	21,011

	$205,782,352	$—	$—	$205,782,352

98

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI UAE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Airlines — 2.2%
Air Arabia PJSC	2,937,863	$815,818

Banks — 25.5%
Abu Dhabi Commercial Bank PJSC	970,113	2,073,258
Ajman Bank PJSC	2,012,593	492,033
Dubai Islamic Bank PJSC	1,204,215	1,717,895
First Abu Dhabi Bank PJSC	1,064,440	3,941,136
Union National Bank PJSC	1,116,764	1,398,558

		9,622,880
Building Products — 1.0%
National Central Cooling Co. PJSC	897,954	369,141

Capital Markets — 1.7%
Dubai Financial Market PJSC	2,915,150	658,719

Construction & Engineering — 3.7%
Arabtec Holding PJSC	1,059,810	579,943
Drake & Scull International PJSC(a)	2,972,998	299,473
Orascom Construction Ltd.	83,493	500,958

		1,380,374
Diversified Financial Services — 5.1%
Al Waha Capital PJSC	1,364,765	624,207
Amanat Holdings PJSC	2,006,595	600,916
Gulf General Investment Co.(a)	5,604,027	305,134
SHUAA Capital PSC	1,505,000	405,633

		1,935,890
Diversified Telecommunication Services — 15.8%
Emirates Telecommunications Group Co. PJSC	1,314,994	5,949,989

Energy Equipment & Services — 1.3%
Lamprell PLC(a)	614,812	509,886

Food Products — 1.1%
Agthia Group PJSC	416,288	436,331

Health Care Providers & Services — 4.6%
NMC Health PLC	40,893	1,720,745

Hotels, Restaurants & Leisure — 1.3%
DXB Entertainments PJSC(a)	6,596,068	493,832

Industrial Conglomerates — 2.4%
Dubai Investments PJSC	2,469,941	907,782

Security	Shares	Value
Oil, Gas & Consumable Fuels — 2.4%
Dana Gas PJSC	3,606,135	$903,215

Real Estate Management & Development — 19.5%
Aldar Properties PJSC	3,500,406	1,524,754
DAMAC Properties Dubai Co. PJSC	2,234,874	1,137,774
Deyaar Development PJSC(a)	325,736	35,472
Emaar Development PJSC	205,984	277,588
Emaar Malls PJSC	483,512	236,941
Emaar Properties PJSC	2,555,520	3,130,784
Eshraq Properties Co. PJSC(a)	2,876,293	426,767
RAK Properties PJSC	2,931,732	407,856
Union Properties PJSC(a)	1,173,954	177,380

		7,355,316
Thrifts & Mortgage Finance — 0.7%
Amlak Finance PJSC(a)	2,536,752	281,773

Transportation Infrastructure — 4.2%
DP World Ltd	96,659	1,581,341

Total Common Stocks — 92.5% (Cost: $37,558,533)		34,923,032

Short-Term Investments
Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(b)(c)	293,758	293,758

Total Short-Term Investments — 0.8% (Cost: $293,758)		293,758

Total Investments in Securities — 93.3% (Cost: $37,852,291)		35,216,790
Other Assets, Less Liabilities — 6.7%		2,530,532

Net Assets — 100.0%		$37,747,322

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$14	(a)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,744	173,014	293,758	293,758	218		—	—

				$293,758	$232		$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

99

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI UAE ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$34,623,559	$299,473	$—	$34,923,032
Money Market Funds	293,758	—	—	293,758

	$34,917,317	$299,473	$—	$35,216,790

100

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI United Kingdom ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 1.9%
BAE Systems PLC	2,518,784	$15,788,999
Meggitt PLC	607,892	4,019,210
Rolls-Royce Holdings PLC	1,327,441	14,389,531

		34,197,740
Air Freight & Logistics — 0.2%
Royal Mail PLC	711,119	2,901,601

Airlines — 0.1%
easyJet PLC	124,080	1,761,241

Banks — 12.7%
Barclays PLC	13,477,243	28,008,234
HSBC Holdings PLC	15,695,461	133,031,728
Lloyds Banking Group PLC	56,106,916	39,630,485
Royal Bank of Scotland Group PLC	3,791,404	10,555,328
Standard Chartered PLC	2,212,158	17,200,279

		228,426,054
Beverages — 4.2%
Coca-Cola HBC AG	158,312	4,714,456
Diageo PLC	1,942,079	69,963,510

		74,677,966
Biotechnology — 2.3%
Shire PLC	721,498	41,885,474

Capital Markets — 2.1%
3i Group PLC	766,935	8,157,051
Hargreaves Lansdown PLC	222,679	5,402,472
Investec PLC	535,203	3,252,490
London Stock Exchange Group PLC	247,085	12,714,272
Schroders PLC	97,925	3,157,299
St. James’s Place PLC	414,022	5,311,564

		37,995,148
Chemicals — 0.7%
Croda International PLC	104,048	6,473,130
Johnson Matthey PLC	151,434	5,649,600

		12,122,730
Commercial Services & Supplies — 0.3%
Babcock International Group PLC	200,651	1,454,141
G4S PLC	1,213,830	3,003,755

		4,457,896
Diversified Financial Services — 0.4%
Standard Life Aberdeen PLC	1,845,086	6,247,905

Diversified Telecommunication Services — 1.2%
BT Group PLC	6,651,918	22,236,431

Electric Utilities — 0.6%
SSE PLC	800,911	11,194,728

Electrical Equipment — 0.5%
Melrose Industries PLC	3,812,331	8,590,100

Energy Equipment & Services — 0.2%
John Wood Group PLC	531,492	4,306,132

Equity Real Estate Investment Trusts (REITs) — 1.1%
British Land Co. PLC (The)	732,183	5,274,453
Hammerson PLC	621,939	3,063,035
Land Securities Group PLC	581,158	6,029,878

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Segro PLC	800,130	$6,157,987

		20,525,353
Food & Staples Retailing — 1.7%
J Sainsbury PLC	1,389,278	5,406,372
Tesco PLC	7,720,839	19,460,699
Wm Morrison Supermarkets PLC	1,757,258	5,327,198

		30,194,269
Food Products — 0.5%
Associated British Foods PLC	280,998	8,690,660

Health Care Equipment & Supplies — 0.8%
ConvaTec Group PLC(a)	1,082,684	2,099,033
Smith & Nephew PLC	691,056	12,564,494

		14,663,527
Health Care Providers & Services — 0.2%
NMC Health PLC	81,823	3,443,047

Hotels, Restaurants & Leisure — 3.5%
Carnival PLC	138,503	8,045,884
Compass Group PLC	1,248,572	26,739,411
GVC Holdings PLC	430,928	4,063,180
InterContinental Hotels Group PLC	143,034	7,664,882
Merlin Entertainments PLC(a)	568,517	2,437,973
TUI AG	348,479	4,966,457
Whitbread PLC	144,551	8,480,217

		62,398,004
Household Durables — 1.1%
Barratt Developments PLC	793,491	4,679,386
Berkeley Group Holdings PLC	100,555	4,138,900
Persimmon PLC	246,364	5,972,384
Taylor Wimpey PLC	2,601,393	4,447,620

		19,238,290
Household Products — 2.5%
Reckitt Benckiser Group PLC	529,726	44,013,164

Industrial Conglomerates — 0.6%
DCC PLC	77,620	5,848,041
Smiths Group PLC	310,012	5,496,092

		11,344,133
Insurance — 4.7%
Admiral Group PLC	158,432	4,212,671
Aviva PLC	3,089,856	16,045,363
Direct Line Insurance Group PLC	1,075,995	4,502,990
Legal & General Group PLC	4,698,572	14,681,539
Prudential PLC	2,041,540	40,126,982
RSA Insurance Group PLC	804,362	5,568,629

		85,138,174
Interactive Media & Services — 0.2%
Auto Trader Group PLC(a)	746,996	4,178,359

Machinery — 0.2%
Weir Group PLC (The)	193,884	3,646,333

Media — 1.8%
Informa PLC	984,619	8,683,381
ITV PLC	2,864,288	5,306,403
Pearson PLC	616,388	7,576,658
WPP PLC	993,072	10,970,217

		32,536,659

101

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI United Kingdom ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Metals & Mining — 7.5%
Anglo American PLC	830,594	$16,597,891
Antofagasta PLC	309,898	3,164,775
BHP Group PLC, NVS(b)	1,665,159	31,902,658
Fresnillo PLC	171,739	1,650,865
Glencore PLC	9,021,713	33,398,617
Randgold Resources Ltd	74,452	5,954,184
Rio Tinto PLC	925,635	42,032,446

		134,701,436
Multi-Utilities — 2.0%
Centrica PLC	4,448,937	7,819,244
National Grid PLC	2,680,987	28,490,789

		36,310,033
Multiline Retail — 0.7%
Marks & Spencer Group PLC	1,273,102	4,754,478
Next PLC	110,162	6,888,639

		11,643,117
Oil, Gas & Consumable Fuels — 16.9%
BP PLC	15,756,413	104,538,823
Royal Dutch Shell PLC, Class A	3,626,844	109,671,587
Royal Dutch Shell PLC, Class B	2,951,924	90,223,205

		304,433,615
Paper & Forest Products — 0.4%
Mondi PLC	289,987	6,325,058

Personal Products — 2.7%
Unilever PLC	892,090	48,300,295

Pharmaceuticals — 8.8%
AstraZeneca PLC	999,333	77,994,794
GlaxoSmithKline PLC	3,912,604	80,951,805

		158,946,599
Professional Services — 3.2%
Experian PLC	723,077	17,588,883
Intertek Group PLC	127,371	7,633,224
RELX PLC	1,559,733	32,487,804

		57,709,911
Software — 0.7%
Micro Focus International PLC	343,936	6,753,566
Sage Group PLC (The)	856,151	6,351,003

		13,104,569
Specialty Retail — 0.3%
Kingfisher PLC	1,680,281	5,359,680

Textiles, Apparel & Luxury Goods — 0.4%
Burberry Group PLC	327,277	7,418,184

Security	Shares	Value
Tobacco — 4.8%
British American Tobacco PLC	1,809,015	$63,473,400
Imperial Brands PLC	752,081	23,125,896

		86,599,296
Trading Companies & Distributors — 1.6%
Ashtead Group PLC	383,552	8,608,094
Bunzl PLC	265,379	8,180,510
Ferguson PLC	182,716	11,703,000

		28,491,604
Water Utilities — 0.5%
Severn Trent PLC	185,633	4,334,342
United Utilities Group PLC	535,086	5,191,377

		9,525,719
Wireless Telecommunication Services — 2.5%
Vodafone Group PLC	21,068,817	45,413,978

Total Common Stocks — 99.3% (Cost: $2,358,462,339)		1,785,294,212

Preferred Stocks

Aerospace & Defense — .00%
Rolls-Royce Holdings PLC, Preference Shares	58,955,946	75,222

Total Preferred Stocks — 0.0% (Cost: $76,124)		75,222

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(c)(d)	922,862	922,862

Total Short-Term Investments — 0.0% (Cost: $922,862)		922,862

Total Investments in Securities — 99.3% (Cost: $2,359,461,325)		1,786,292,296

Other Assets, Less Liabilities — 0.7%		11,719,487

Net Assets — 100.0%		$1,798,011,783

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

102

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI United Kingdom ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$1,815	(a)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	644,144	278,718	922,862	922,862	3,748		—	—

				$922,862	$5,563		$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 100 Index	135	12/21/18	$12,004	$(68,708)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,785,294,212	$—	$—	$1,785,294,212
Preferred Stocks	—	75,222	—	75,222
Money Market Funds	922,862	—	—	922,862

	$1,786,217,074	$75,222	$—	$1,786,292,296

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(68,708)	$—	$—	$(68,708)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

103

Schedule of Investments (unaudited) November 30, 2018	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.1%
Chemring Group PLC	32,727	$69,984
Cobham PLC(a)	278,998	363,271
QinetiQ Group PLC	66,275	251,060
Senior PLC	48,908	149,889
Ultra Electronics Holdings PLC	8,527	157,210

		991,414
Airlines — 0.3%
Dart Group PLC	11,283	120,206

Banks — 1.6%
Bank of Georgia Group PLC	4,466	78,065
CYBG PLC	149,830	392,277
Metro Bank PLC(a)(b)	10,235	274,497

		744,839
Beverages — 1.6%
Britvic PLC	30,890	337,568
Fevertree Drinks PLC	11,523	351,677
Stock Spirits Group PLC	21,557	52,699

		741,944
Biotechnology — 1.2%
Abcam PLC	21,557	312,177
Genus PLC	7,188	220,658
Oxford Biomedica PLC(a)	5,770	52,027

		584,862
Building Products — 0.2%
Polypipe Group PLC	23,343	101,859

Capital Markets — 7.7%
Ashmore Group PLC	45,433	215,061
Brewin Dolphin Holdings PLC	33,140	137,421
Burford Capital Ltd	23,098	446,187
Close Brothers Group PLC	17,692	339,501
CMC Markets PLC(c)	13,653	19,580
Georgia Capital PLC(a)	4,487	62,116
IG Group Holdings PLC	43,057	324,949
IntegraFin Holdings PLC(a)	23,241	90,368
Intermediate Capital Group PLC	33,910	439,148
Jupiter Fund Management PLC	50,742	208,145
Man Group PLC	185,711	344,405
Numis Corp. PLC	8,110	28,249
P2P Global Investments PLC/Fund	9,030	92,747
Quilter PLC(c)	222,108	329,013
Rathbone Brothers PLC	5,701	176,320
Sanne Group PLC	16,066	123,607
TP ICAP PLC	65,774	260,827

		3,637,644
Chemicals — 2.1%
Elementis PLC	67,703	169,655
Essentra PLC	30,675	150,212
Scapa Group PLC	16,160	73,113
Sirius Minerals PLC(a)(b)	494,112	143,614
Synthomer PLC	31,732	164,458
Victrex PLC	10,054	314,284

		1,015,336
Commercial Services & Supplies — 5.0%
Aggreko PLC	29,891	284,433
Biffa PLC(c)	27,752	71,703

Security	Shares	Value

Commercial Services & Supplies (continued)
De La Rue PLC	12,018	$71,302
HomeServe PLC	34,883	423,041
IWG PLC	79,470	235,644
Mitie Group PLC	42,761	79,001
Renewi PLC	93,390	48,199
Rentokil Initial PLC	215,544	907,542
Restore PLC	13,056	65,800
RPS Group PLC	26,349	52,109
Serco Group PLC(a)	128,267	146,799

		2,385,573
Construction & Engineering — 1.9%
Balfour Beatty PLC	80,459	257,671
Costain Group PLC	12,462	58,990
Galliford Try PLC	12,952	118,901
John Laing Group PLC(c)	57,296	239,196
Keller Group PLC	8,411	62,887
Kier Group PLC	11,396	73,864
Morgan Sindall Group PLC	4,504	70,569

		882,078
Construction Materials — 1.0%
Forterra PLC(c)	23,438	64,594
Ibstock PLC(c)	47,413	129,095
Marshalls PLC	23,259	127,963
Rhi Magnesita NV	2,997	138,313
Rhi Magnesita NV	141	6,516

		466,481
Consumer Finance — 0.8%
Amigo Holdings PLC(a)(c)	13,895	44,889
Arrow Global Group PLC	19,595	49,302
International Personal Finance PLC	26,117	72,777
Provident Financial PLC(a)	29,572	229,178

		396,146
Containers & Packaging — 2.4%
DS Smith PLC	159,922	681,713
RPC Group PLC	47,397	433,477

		1,115,190
Distributors — 0.9%
Inchcape PLC	48,451	359,476
John Menzies PLC	9,296	60,490

		419,966
Diversified Consumer Services — 0.3%
AA PLC	71,445	83,864
Dignity PLC	5,839	59,414

		143,278
Diversified Financial Services — 0.4%
Plus500 Ltd	9,311	179,981

Diversified Telecommunication Services — 1.0%
Inmarsat PLC	53,880	280,688
KCOM Group PLC	54,314	41,233
TalkTalk Telecom Group PLC	80,311	130,033

		451,954
Electronic Equipment, Instruments & Components — 4.0%
accesso Technology Group PLC(a)	3,007	57,933
Electrocomponents PLC	51,670	339,386
Halma PLC	44,335	776,100
Renishaw PLC	4,251	232,141
Smart Metering Systems PLC	11,827	83,750

104

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Spectris PLC	13,519	$412,939

		1,902,249
Energy Equipment & Services — 0.7%
Hunting PLC	16,373	118,344
Petrofac Ltd.	30,278	196,558

		314,902
Entertainment — 1.3%
Cineworld Group PLC	112,047	394,286
Entertainment One Ltd.	43,235	202,892
Frontier Developments PLC(a)(b)	2,251	24,814

		621,992
Equity Real Estate Investment Trusts (REITs) — 7.1%
Assura PLC	279,113	190,168
Big Yellow Group PLC	17,675	196,988
Capital & Regional PLC	50,020	23,294
Civitas Social Housing PLC	40,989	54,913
Derwent London PLC	12,370	451,391
Empiric Student Property PLC	70,538	84,779
GCP Student Living PLC	45,264	86,975
Great Portland Estates PLC	29,593	262,190
Hansteen Holdings PLC	48,286	57,604
Intu Properties PLC	102,796	149,520
LondonMetric Property PLC	81,374	183,251
NewRiver REIT PLC	35,448	102,668
Primary Health Properties PLC	85,536	120,267
RDI REIT PLC	166,667	66,879
Regional REIT Ltd.(c)	37,105	46,821
Safestore Holdings PLC	24,535	165,130
Schroder REIT Ltd.	60,553	42,725
Shaftesbury PLC	19,716	218,854
Standard Life Investment Property Income Trust Ltd.	45,076	50,611
Tritax Big Box REIT PLC	171,877	296,929
UNITE Group PLC (The)	30,757	327,286
Workspace Group PLC	15,818	168,017

		3,347,260
Food & Staples Retailing — 0.0%
Majestic Wine PLC	6,378	23,355

Food Products — 2.3%
Bakkavor Group PLC(c)	16,854	30,923
Cranswick PLC	6,029	218,003
Dairy Crest Group PLC	18,160	106,584
Greencore Group PLC	82,537	198,086
Hotel Chocolat Group Ltd.	4,786	19,602
Premier Foods PLC(a)(b)	75,507	34,441
Tate & Lyle PLC	54,547	499,703

		1,107,342
Health Care Equipment & Supplies — 0.2%
Advanced Medical Solutions Group PLC	22,532	84,090

Health Care Providers & Services — 1.2%
CVS Group PLC	7,811	64,829
Mediclinic International PLC	47,414	213,912
Spire Healthcare Group PLC(c)	32,787	51,957
UDG Healthcare PLC	29,035	248,022

		578,720
Health Care Technology — 0.2%
EMIS Group PLC	6,298	74,490

Security	Shares	Value

Hotels, Restaurants & Leisure — 4.6%
888 Holdings PLC	42,006	$88,057
Domino’s Pizza Group PLC	55,079	180,748
EI Group PLC(a)	54,493	128,070
Greene King PLC	36,177	253,501
Greggs PLC	11,809	210,036
J D Wetherspoon PLC	8,003	116,712
JPJ Group PLC(a)	6,943	52,709
Marston’s PLC	74,016	96,326
Mitchells & Butlers PLC	24,955	87,560
Patisserie Holdings PLC(d)	6,053	3,861
Playtech PLC	35,186	199,508
Restaurant Group PLC (The)	22,576	41,479
SSP Group PLC	54,171	432,879
Thomas Cook Group PLC	161,354	61,967
William Hill PLC	100,429	207,583

		2,160,996
Household Durables — 3.0%
Bellway PLC	14,354	465,549
Bovis Homes Group PLC	15,732	172,503
Countryside Properties PLC(c)	47,288	174,488
Crest Nicholson Holdings PLC	29,955	130,788
DFS Furniture PLC	24,756	66,173
IG Design Group PLC	5,466	42,681
McCarthy & Stone PLC(c)	53,357	92,314
Redrow PLC	28,054	167,946
Telford Homes PLC	7,442	29,340
Victoria PLC(a)(b)	11,634	71,251

		1,413,033
Household Products — 0.2%
PZ Cussons PLC	32,509	95,815

Independent Power and Renewable Electricity Producers — 0.5%
Drax Group PLC	46,696	232,717

Insurance — 5.2%
Beazley PLC	61,618	439,477
esure Group PLC	34,246	121,995
Hastings Group Holdings PLC(c)	38,383	93,587
Hiscox Ltd.	33,576	722,277
Just Group PLC	109,547	121,880
Lancashire Holdings Ltd.	22,335	182,382
Phoenix Group Holdings	63,971	489,316
Sabre Insurance Group PLC(c)	27,781	102,084
Saga PLC	130,919	188,254

		2,461,252
Interactive Media & Services — 1.2%
Rightmove PLC	105,472	588,886

Internet & Direct Marketing Retail — 4.6%
AO World PLC(a)(b)	26,844	41,922
ASOS PLC(a)	6,346	401,443
boohoo Group PLC(a)	87,231	212,746
Gocompare.Com Group PLC	36,748	36,525
Just Eat PLC(a)	63,588	472,675
Moneysupermarket.com Group PLC	62,595	244,307
N Brown Group PLC	18,242	27,115
Ocado Group PLC(a)	65,305	692,578
On the Beach Group PLC(c)	13,021	69,445

		2,198,756

105

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 1.4%
Computacenter PLC	8,661	$118,683
Equiniti Group PLC(c)	42,565	123,009
First Derivatives PLC	1,949	50,978
iomart Group PLC	9,532	42,567
Kainos Group PLC	7,757	42,360
Keywords Studios PLC(b)	6,313	98,913
NCC Group PLC	32,502	77,879
SafeCharge International Group Ltd.	5,351	17,819
Softcat PLC	12,723	97,724

		669,932
Leisure Products — 0.4%
Games Workshop Group PLC	3,589	138,979
Photo-Me International PLC	30,862	42,921

		181,900
Life Sciences Tools & Services — 0.3%
Clinigen Healthcare Ltd., NVS(a)	12,856	142,624

Machinery — 4.0%
Bodycote PLC	22,346	209,843
IMI PLC	31,751	394,376
Morgan Advanced Materials PLC	29,947	104,923
Rotork PLC	101,599	339,891
Spirax-Sarco Engineering PLC	8,596	672,865
Vesuvius PLC	25,314	170,211

		1,892,109
Media — 1.3%
Ascential PLC	44,457	214,979
Daily Mail & General Trust PLC, Class A, NVS	33,487	264,902
Future PLC(a)	9,403	69,104
ITE Group PLC	86,752	69,954

		618,939
Metals & Mining — 1.8%
Acacia Mining PLC(a)	19,140	45,191
Centamin PLC	134,653	179,277
Central Asia Metals PLC(b)	19,398	52,594
Ferrexpo PLC	34,329	76,782
Hill & Smith Holdings PLC	9,213	140,706
Hochschild Mining PLC	29,753	61,403
KAZ Minerals PLC	28,755	202,227
Petra Diamonds Ltd.(a)(b)	100,936	54,270
SolGold PLC(a)(b)	89,117	41,218

		853,668
Multi-Utilities — 0.3%
Telecom Plus PLC	7,287	127,004

Multiline Retail — 1.0%
B&M European Value Retail SA	105,115	468,468

Oil, Gas & Consumable Fuels — 2.3%
Cairn Energy PLC(a)	68,777	153,655
EnQuest PLC(a)	188,022	54,097
Faroe Petroleum PLC(a)	36,985	75,880
Gulf Keystone Petroleum Ltd.(a)	26,806	63,273
Hurricane Energy PLC(a)(b)	171,729	93,866
Nostrum Oil & Gas PLC(a)	10,856	18,561
Ophir Energy PLC(a)	82,505	35,212
Premier Oil PLC(a)	90,702	81,761
Soco International PLC	23,066	21,425
Sound Energy PLC(a)	85,812	16,708
Stobart Group Ltd.	37,434	94,378

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Tullow Oil PLC(a)	162,506	$382,338

		1,091,154
Pharmaceuticals — 2.8%
Alliance Pharma PLC	45,176	40,233
BTG PLC(a)	36,155	385,187
Dechra Pharmaceuticals PLC	11,949	329,308
Hikma Pharmaceuticals PLC	16,914	384,350
Indivior PLC(a)	85,048	110,629
Vectura Group PLC(a)	70,048	65,243

		1,314,950
Professional Services — 2.1%
Capita PLC(a)	194,758	256,692
Hays PLC	160,982	322,063
Pagegroup PLC	38,288	243,086
RWS Holdings PLC	20,791	133,432
Staffline Group PLC	2,174	36,503

		991,776
Real Estate Management & Development — 2.0%
Capital & Counties Properties PLC	84,380	273,565
Grainger PLC	48,641	157,139
Helical PLC	11,888	48,537
Purplebricks Group PLC(a)(b)	24,732	55,980
Savills PLC	16,635	154,197
Sirius Real Estate Ltd.	106,913	81,846
St. Modwen Properties PLC	22,047	107,512
Watkin Jones PLC	19,872	49,695

		928,471
Road & Rail — 1.7%
FirstGroup PLC(a)	141,430	160,962
Go-Ahead Group PLC (The)	5,035	110,752
National Express Group PLC	53,761	277,119
Northgate PLC	15,585	77,034
Redde PLC	35,542	78,996
Stagecoach Group PLC	50,167	100,429

		805,292
Semiconductors & Semiconductor Equipment — 0.2%
IQE PLC(a)(b)	84,398	77,640

Software — 1.7%
Alfa Financial Software Holdings PLC(a)(c)	10,458	17,693
Avast PLC(a)(c)	33,443	116,574
AVEVA Group PLC	7,535	246,501
Blue Prism Group PLC(a)(b)	5,862	104,112
GB Group PLC	16,101	95,835
Learning Technologies Group PLC	46,715	57,220
Sophos Group PLC(c)	38,710	179,780

		817,715
Specialty Retail — 3.5%
BCA Marketplace PLC	88,590	243,019
Card Factory PLC	37,886	92,811
Dixons Carphone PLC	115,075	237,415
Dunelm Group PLC	11,780	81,463
Halfords Group PLC	23,233	86,498
JD Sports Fashion PLC	51,141	257,741
Lookers PLC	36,768	42,690
Pendragon PLC	164,667	51,474
Pets at Home Group PLC	58,337	95,348
Sports Direct International PLC(a)	25,045	92,605
Superdry PLC	6,218	61,366

106

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
WH Smith PLC	12,768	$310,501

		1,652,931
Textiles, Apparel & Luxury Goods — 0.5%
Coats Group PLC	166,606	172,821
Ted Baker PLC	3,379	78,724

		251,545
Thrifts & Mortgage Finance — 0.7%
Charter Court Financial Services Group PLC(c)	13,994	42,031
OneSavings Bank PLC	25,686	113,328
Paragon Banking Group PLC	30,440	163,199

		318,558
Trading Companies & Distributors — 2.9%
Diploma PLC	13,225	213,960
Grafton Group PLC	27,739	250,577
Howden Joinery Group PLC	71,053	403,694
SIG PLC	65,629	89,932
Travis Perkins PLC	29,484	415,310

		1,373,473
Transportation Infrastructure — 0.8%
BBA Aviation PLC	120,516	365,349

Water Utilities — 0.9%
Pennon Group PLC	48,981	449,963

Total Common Stocks — 99.4% (Cost: $55,488,736)		46,978,067

Rights

Hotels, Restaurants & Leisure — 0.1%
Restaurant Group PLC (The), (Expires 12/13/18)(a)	34,782	16,864

Total Rights — 0.1% (Cost: $29,411)		16,864

Security	Shares	Value

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.38%(e)(f)(g)	1,232,434	$1,232,557
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.18%(e)(f)	36,562	36,562

		1,269,119

Total Short-Term Investments — 2.7% (Cost: $1,269,090)		1,269,119

Total Investments in Securities — 102.2% (Cost: $56,787,237)		48,264,050

Other Assets, Less Liabilities — (2.2)%		(1,016,430)

Net Assets — 100.0%		$47,247,620

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,877,006	(644,572)	1,232,434	$1,232,557	$16,205	(a)	$(84)	$(83)
BlackRock Cash Funds: Treasury, SL Agency Shares	59,068	(22,506)	36,562	36,562	163		—	—

				$1,269,119	$16,368		$(84)	$(83)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

107

Schedule of Investments (unaudited) (continued) November 30, 2018	iShares® MSCI United Kingdom Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$46,974,206	$—	$3,861	$46,978,067
Rights	16,864	—	—	16,864
Money Market Funds	1,269,119	—	—	1,269,119

	$48,260,189	$—	$3,861	$48,264,050

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

108

Item 2.	Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 is filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	January 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	January 29, 2019

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	January 29, 2019